UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21972

Name of Fund:   BlackRock Credit Allocation Income Trust (BTZ)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 04/30/2015

Item 1 – Report to Stockholders

APRIL 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Credit Allocation Income Trust (BTZ)

BlackRock Floating Rate Income Trust (BGT)

BlackRock Multi-Sector Income Trust (BIT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	APRIL 30, 2015

The Markets in Review

Dear Shareholder,

Financial market performance was generally positive for the 6- and 12-month periods ended April 30, 2015, although volatility increased from the remarkably low levels seen in recent years. In 2014, as the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October), U.S. interest rates surprisingly trended lower and stock prices forged ahead despite high valuations on the back of a multi-year bull market.

Around mid-year, however, geopolitical tensions intensified in Ukraine and the Middle East and oil prices became highly volatile, stoking worries about economic growth outside the United States. As the U.S. economy continued to post stronger data, investors grew concerned that the Fed would raise short-term rates sooner than previously anticipated. The U.S. dollar appreciated and global credit markets tightened, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

U.S. economic growth picked up considerably in the fourth quarter while the broader global economy showed signs of slowing. U.S. markets significantly outperformed international markets during this period even as the European Central Bank (“ECB”) and the Bank of Japan eased monetary policy, which drove further strengthening in the U.S. dollar. Oil prices plummeted due to a global supply-and-demand imbalance, sparking a selloff in energy-related assets and stress in emerging markets. Fixed income investors piled into U.S. Treasuries as their persistently low yields became attractive as compared to international sovereign debt.

Equity markets reversed in 2015, with U.S. stocks underperforming international markets. Investors had held high expectations for the U.S. economy, but after a harsh winter, first-quarter data disappointed and high valuations took their toll on U.S. stocks. The continued appreciation of the dollar was an additional headwind for exporters. Although U.S. economic momentum had broadly weakened, the labor market — a key determinant for the Fed’s decision on the future of interest rate policy — showed improvement, keeping investors on edge about when to expect the first rate hike.

In contrast, economic reports in Europe and Asia easily beat investors’ very low expectations, and accommodative policies from central banks in those regions helped international equities rebound. The ECB’s asset purchase program was the largest in scale and effect on the markets. Global sentiment improved with a ceasefire in Ukraine and an improving outlook for Greece’s continued membership in the eurozone. Emerging market stocks rebounded in April as oil prices appeared to stabilize.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.40%	12.98%
U.S. small cap equities (Russell 2000® Index)	4.65	9.71
International equities (MSCI Europe, Australasia, Far East Index)	6.81	1.66
Emerging market equities (MSCI Emerging Markets Index)	3.92	7.80
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.59	8.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.06	4.46
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.27	4.86
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.52	2.59
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Trust Summary as of April 30, 2015	BlackRock Credit Allocation Income Trust

Trust Overview

BlackRock Credit Allocation Income Trust’s (BTZ) (the “Trust”) investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2015, the Trust returned 3.66% based on market price and 2.71% based on NAV. For the same period, the closed-end Lipper Corporate BBB-Rated Debt Funds (Leveraged) category posted an average return of 3.16% based on market price and 1.90% based on NAV. All returns reflect reinvestment of dividends and/or distributions. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s positions in high-yield bonds and capital securities (which combine the features of corporate bonds and preferred stock and typically offer higher yields than corporate debt since they are lower in the capital structure), which outperformed the broader investment-grade corporate bond market, made a positive contribution to performance during the six-month period. On a sector basis, allocations to the financials, industrials and utilities sectors had a positive impact on performance.

•

The Trust utilized derivatives during the period for the purposes of managing risk in its allocation to financials and targeting specific positioning with respect to the yield curve. On balance, these positions detracted from performance. The Trust also held a conservative duration positioning during the period, which prevented it from fully benefiting from the modest decline in bond yields.

Describe recent portfolio activity.

•

The Trust had a bias toward higher quality securities, and it continued to look for opportunities to increase credit quality. In addition, the Trust reduced its overweight position in 30-year corporate bonds late in 2014.

•

The Trust added to its position in the energy sector by increasing exposure to the midstream sub-sector, which is largely made up of gas pipeline companies. The Trust remained overweight in financials, particularly in the life insurance industry, as the financial sector typically features lower event risk than the industrials sector. Within the financial sector, the Trust maintained an allocation to capital securities given the attractive yield premium available by moving down the capital structure.

Describe portfolio positioning at period end.

•

The Trust remained defensively positioned on the belief that overall valuations in the credit sectors were not particularly attractive. However, the investment advisor continued to look for ways to capitalize on market volatility and idiosyncratic opportunities. The Trust maintained a bias toward higher-quality securities and sought to avoid the risks associated with events such as mergers and acquisitions or other activities designed to benefit equity investors over bondholders.

•

The Trust remained underweight in the industrials sector, with its largest underweights in the consumer cyclical, consumer non-cyclical, technology, and energy industries. Within the energy space, the Trust held a significant position in gas pipeline companies, which are less sensitive to fluctuations in the price of the underlying commodity.

•

Believing U.S. bond yields are too low given the nation’s healthy economic fundamentals, the Trust closed the period with a short duration (or an interest-rate sensitivity below that of the benchmark). The Trust maintained a bias toward a flattening yield curve on the belief that rate hikes by the U.S. Federal Reserve could have a disproportionate impact on short-term bonds. (Prices and yields move in opposite directions). The Trust is more cautious on the international debt markets, however, as quantitative easing actions in Europe and Asia are likely to exacerbate a misallocation of capital flows and further delay the undertaking of true fiscal reform.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of April 30, 2015 ($13.54)[1]	7.13%
Current Monthly Distribution per Common Share[2]	$0.0805
Current Annualized Distribution per Common Share[2]	$0.9660
Economic Leverage as of April 30, 2015[3]	32%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

4	SEMI-ANNUAL REPORT	APRIL 30, 2015

BlackRock Credit Allocation Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/15	10/31/14	Change	High	Low
Market Price	$13.54	$13.54	0.00%	$13.65	$12.92
Net Asset Value	$15.22	$15.36	(0.91)%	$15.41	$14.93

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/15	10/31/14[1]
Corporate Bonds	76%	78%
Preferred Securities	16	16
Asset-Backed Securities	4	3
U.S. Treasury Obligations	2	1
Municipal Bonds	1	1
Foreign Agency Obligations	1	1
Other[2]	—	—

[1]	Information has been revised to conform to current year presentation.

[2]	Includes a less than 1% holding in each of the following investment types: Options Purchased, Options Written, U.S. Sponsored-Agency Securities and Short-Term Securities.

Credit Quality Allocation[3,4]	4/30/15	10/31/14[1]
AAA/Aaa[5]	3%	2%
AA/Aa	2	2
A	19	17
BBB/Baa	45	45
BB/Ba	19	21
B	9	9
CCC/Caa	1	2
N/R	2	2

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

[5]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	APRIL 30, 2015	5

Trust Summary as of April 30, 2015	BlackRock Floating Rate Income Trust

Trust Overview

BlackRock Floating Rate Income Trust’s (BGT) (the “Trust”) primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital. The Trust seeks to achieve its investment objectives by investing primarily, under normal conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2015, the Trust returned 5.78% based on market price and 3.98% based on NAV. For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of 5.86% based on market price and 2.60% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

After declining in late 2014 along with global risk markets more generally, the market for floating rate loan interests (i.e. bank loans) recovered steadily from around mid-December through the end of the period. Within the loan portfolio, individual security selection in the electric sector, particularly Energy Future Holdings Corp., as well as a focus on higher quality companies in the independent energy sector, were the most significant positive contributors. The Trust’s use of leverage was also a contributor in a strong market for loans, as were modest allocations to collateralized loan obligations (“CLOs”) and high yield bonds.

•	Allocations to loans within metals & mining and oil field services detracted from performance as those sectors declined.

Describe recent portfolio activity.

•

Throughout the six-month period, the Trust maintained its focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. During the period, the Trust modestly increased its exposure to loans rated BB and B, while reducing exposure to CCC-rated loans. The Trust also modestly increased holdings of CLOs given attractive valuations. With respect to individual holdings, the Trust reduced its position in Caesars Entertainment Resort Properties LLC as the company continued its restructuring, and added to its position in Valeant Pharmaceuticals International as the company did a large acquisition financing.

Describe portfolio positioning at period end.

•

At period end, the Trust held 93% of its total portfolio in bank loans, with the remainder primarily in corporate bonds and collateralized loan obligations. The Trust continued to favor loans rated B where the investment advisor was comfortable with credit quality, in view of the incremental income they offered versus BB loans. The Trust had a cautious stance with respect to loans rated CC and below and nonrated loans, as well as smaller, less liquid loans. The Trust’s largest portfolio positions included Valeant Pharmaceuticals (pharmaceuticals), Level 3 Communications (wirelines) and HD Supply (building materials).

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information

Symbol on NYSE	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of April 30, 2015 ($13.50)[1]	5.80%
Current Monthly Distribution per Common Share[2]	$0.0653
Current Annualized Distribution per Common Share[2]	$0.7836
Economic Leverage as of April 30, 2015[3]	29%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

6	SEMI-ANNUAL REPORT	APRIL 30, 2015

BlackRock Floating Rate Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/15	10/31/14	Change	High	Low
Market Price	$13.50	$13.18	2.43%	$13.73	$12.58
Net Asset Value	$14.67	$14.57	0.69%	$14.68	$14.12

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/15		10/31/14[1]
Floating Rate Loan Interests	93%		93%
Corporate Bonds	4		4
Asset-Backed Securities	2		2
Common Stocks	1		1
Other	—	[2]	—	[3]

[1]	Information has been revised to conform to current year presentation.

[2]

Includes a less than 1% holding in each of the following investment types: Non-Agency Mortgage — Backed Securities, Other Interests, Investment Companies, Warrants, Short-Term Securities and Options Purchased.

[3]	Includes a less than 1% holding in each of the following investment types: Non-Agency Mortgage-Backed Securities, Other Interests, Warrants and Options Purchased.

Credit Quality Allocation[4],[5]	4/30/15	10/31/14[1]
BBB/Baa	6%	7%
BB/Ba	45	38
B	42	43
CCC/Caa	4	4
N/R	3	8

[4]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[5]	Excludes Short-Term Securities and Options Purchased.

SEMI-ANNUAL REPORT	APRIL 30, 2015	7

Trust Summary as of April 30, 2015	BlackRock Multi-Sector Income Trust

Trust Overview

BlackRock Multi-Sector Income Trust’s (BIT) (the “Trust”) primary investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its assets in loan and debt instruments and other investments with similar economic characteristics. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Portfolio Management Commentary

How did the Trust perform?

•

For the six-month period ended April 30, 2015, the Trust returned 3.42% based on market price and 3.75% based on NAV. For the same period, the closed-end Lipper General Bond Funds category posted an average return of 2.42% based on market price and 1.70% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.

The following discussion relates to the Trust’s absolute performance based on NAV:

What factors influenced performance?

•

The Trust’s positions in high yield corporate bonds and bank capital securities were the most significant contributors to performance. The Trust also received positive contributions from its exposures to securitized assets in the form of commercial mortgage-backed securities, asset-backed securities (“ABS”) and non-agency mortgage-backed securities (“MBS”).

•	The main detractor from the Trust’s performance came from its long positioning with respect to duration (sensitivity to interest rate movements).

Describe recent portfolio activity.

•

With valuations increasingly stretched and market volatility elevated as event risk increased within the corporate credit space, the Trust’s exposure to corporate and high yield credit was marginally reduced over the reporting period. In contrast, the Trust’s exposure to ABS was increased as the investment manager viewed valuations there as relatively attractive given continued strong market fundamentals of healthy demand and limited supply. The Trust also added marginally to non-agency MBS as their spreads offered more attractive income than other fixed income securities.

Describe portfolio positioning at period end.

•

The Trust continued to hold significant exposure to high yield and structured credit—including ABS and non-agency MBS—in order to maximize income within a market environment that is supportive of fixed income spread sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on NYSE	BIT
Initial Offering Date	February 27, 2013
Current Distribution Rate on Closing Market Price as of April 30, 2015 ($17.59)[1]	7.96%
Current Monthly Distribution per Common Share[2]	$0.1167
Current Annualized Distribution per Common Share[2]	$1.4004
Economic Leverage as of April 30, 2015[3]	43%

[1]

Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate consists of income, net realized gains and/or a return of capital. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 10.

8	SEMI-ANNUAL REPORT	APRIL 30, 2015

BlackRock Multi-Sector Income Trust

Market Price and Net Asset Value Per Share Summary

	4/30/15	10/31/14	Change	High	Low
Market Price	$17.59	$17.79	(1.12)%	$17.98	$16.57
Net Asset Value	$19.71	$19.87	(0.81)%	$19.90	$19.15

Market Price and Net Asset Value History Since Inception

[1]	Commencement of operations.

Overview of the Trust’s Total Investments

Portfolio Composition	4/30/15	10/31/14[1]
Corporate Bonds	33%	35%
Non-Agency Mortgage-Backed Securities	29	29
Asset-Backed Securities	18	15
Preferred Securities	12	14
Floating Rate Loan Interests	5	5
Short-Term Securities	1	1
Foreign Agency Obligations	2	1
Other[2]	—	—

[1]	Information has been revised to conform to current year presentation.

[2]	Includes a less than 1% holding in each of the following investment types: Options Purchased and Options Written.

Credit Quality Allocation[3],4	4/30/15	10/31/14[1]
A	3%	3%
BBB/Baa	20	17
BB/Ba	26	25
B	15	17
CCC/Caa	20	21
CC/Ca	5	5
D	—	—
N/R	11	12

[3]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P’s or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[4]	Excludes Short-Term Securities, Options Purchased and Options Written.

SEMI-ANNUAL REPORT	APRIL 30, 2015	9

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Trust’s financing cost of leverage is significantly lower than the income earned on the Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trust’s return on assets purchased with leverage proceeds, income to shareholders will be lower than if the Trust had not used leverage. Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trust’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trust’s NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also generally cause greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Trust’s shares than if the Trust were not leveraged. In addition, the Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shares. Moreover, to the extent the calculation of the Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trust’s investment advisor will be higher than if the Trust did not use leverage.

Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), BTZ and BGT are each permitted to issue debt up to 33 1/3% of their total managed assets and BIT is permitted to issue debt up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having values not less than the value of the Trust’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction will not be considered a senior security and will not be subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
ACAS CLO Ltd., Class C (b):
Series 2014-1A, 3.18%, 7/18/26	USD	750	$742,657
Series 2014-2A, 3.47%, 1/15/27		1,000	999,981
ALM XII Ltd., Series 2015-12A, Class B, 3.53%, 4/16/27 (b)		1,000	1,000,000
ALM XIV Ltd., Series 2014-14A (b):
Class B, 3.23%, 7/28/26		5,000	4,969,570
Class C, 3.73%, 7/28/26		5,000	4,781,378
Anchorage Capital CLO Ltd., 3.28%, 4/28/26 (b)		1,000	982,330
Apidos CDO, Series 2012-9AR, Class CR, 3.18%, 7/15/23 (b)		1,000	1,000,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.12%, 4/17/26 (b)		1,000	990,874
Apidos CLO XVIII, Series 2014-18A, Class C, 3.93%, 7/22/26 (b)		1,800	1,749,029
Atlas Senior Loan Fund V Ltd., Series 2014-1A (b):
Class C, 3.28%, 7/16/26		1,000	984,970
Class D, 3.73%, 7/16/26		2,000	1,905,710
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (b)		3,000	2,894,316
Atrium CDO Corp., Series 5A, Class A4, 0.65%, 7/20/20 (b)		9,000	8,778,333
Babson CLO Ltd., Series 2014-3A (b):
Class C1, 3.28%, 1/15/26		1,500	1,500,000
Class D1, 3.78%, 1/15/26		1,000	953,750
Battalion CLO VII Ltd., Series 2014-7A, Class C, 4.17%, 10/17/26 (b)		1,000	976,457
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.08%, 7/20/26 (b)		1,250	1,221,875
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.83%, 10/20/26 (b)		1,500	1,446,384
Benefit Street Partners CLO VI, Ltd., Series 2015-VIA, Class B, 3.20%, 4/18/27 (b)		1,000	987,200
Betony CLO, Ltd., Series 2015-1A, Class C, 3.41%, 4/15/27 (b)		1,000	997,500
BlueMountain CLO Ltd., Series 2011-1A, Class D, 4.26%, 8/16/22 (b)		2,000	1,999,957
Bowman Park CLO Ltd., Series 2014-1A, Class D2, 4.21%, 11/23/25 (b)		1,000	996,197
Carlyle Global Market Strategies CLO 2015-1, Ltd., Series 2015-1A, Class C, 3.41%, 4/20/27 (b)		1,000	996,887
Carlyle Global Market Strategies CLO Ltd., Series 2014-5A, Class C, 4.43%, 10/16/25 (b)		1,000	1,000,684
CIFC Funding Ltd., Series 2014-3A (b):
Class C1, 3.08%, 7/22/26		1,500	1,472,763
Class D, 3.68%, 7/22/26		1,400	1,333,804
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.08%, 10/15/26 (b)		750	740,473
Galaxy CLO Ltd., Series 2014-18A, Class C1, 3.28%, 10/15/26 (b)		1,750	1,749,970
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 3.78%, 10/29/26 (b)		1,000	970,430
Highbridge Loan Management 4-2014, Ltd., Series 4A-2014, Class B, 3.28%, 7/28/25 (b)		1,000	981,677
Asset-Backed Securities (a)	Par (000)		Value
ING IM CLO Ltd., Series 2012-4A, Class C, 4.78%, 10/15/23 (b)	USD	1,000	1,002,647
Jamestown CLO Ltd., Series 2014-4A, Class C, 3.78%, 7/15/26 (b)		3,250	3,111,735
LCM XVIII LP, Series 18A, Class C1, 3.45%, 4/20/27 (b)		1,000	1,000,000
Limerock CLO III LLC, Series 2014-3A, Class C, 3.83%, 10/20/26 (b)		1,000	969,000
Madison Park Funding Ltd. (b):
Series 2012-10A, Class D, 4.53%, 1/20/25		3,000	3,000,690
Series 2012-8AR, Class CR, 3.08%, 4/22/22		1,350	1,355,190
Series 2012-8AR, Class DR, 4.13%, 4/22/22		1,500	1,506,088
Series 2014-14A, Class D, 3.88%, 7/20/26		2,000	1,938,008
Madison Park Funding XIII, Ltd., Series 2014-13A, Class C, 3.03%, 1/19/25 (b)		1,000	988,333
Madison Park Funding XV, Ltd., Series 2014-15A, Class B1, 3.46%, 1/27/26 (b)		2,400	2,407,070
Madison Park Funding XVI, Ltd., Series 2015-16A, Class B, 3.30%, 4/20/26 (b)		1,000	990,100
Octagon Investment Partners XX Ltd., Series 2014-1A (b):
Class C, 3.06%, 8/12/26		750	736,287
Class D, 3.91%, 8/12/26		900	871,993
Octagon Loan Funding Ltd., Series 2014-1A, Class D, 3.91%, 11/18/26 (b)		1,500	1,451,048
OZLM VII Ltd., Series 2014-7A, Class C, 3.87%, 7/17/26 (b)		1,500	1,451,554
OZLM VIII Ltd., Series 2014-8A, Class B, 3.27%, 10/17/26 (b)		900	894,821
OZLM XI, Ltd., Series 2015-11A, Class B, 3.27%, 1/30/27 (b)		1,000	993,498
Regatta IV Funding Ltd., Series 2014-1A (b):
Class C, 3.23%, 7/25/26		1,500	1,477,234
Class D, 3.78%, 7/25/26		1,000	958,626
Regatta V Funding Ltd., Series 2014-1A (b):
Class B, 3.23%, 10/25/26		1,000	987,488
Class C, 3.68%, 10/25/26		1,000	955,309
Silver Spring CLO Ltd., Series 2014-1A, Class D, 3.72%, 10/15/26 (b)		750	697,687
SLM Student Loan Trust, Series 2004-B, Class A2, 0.47%, 6/15/21		2,368	2,354,586
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)		1,000	957,500
Symphony CLO XV Ltd., Series 2014-15A (b):
Class C, 3.47%, 10/17/26		1,500	1,502,116
Class D, 4.02%, 10/17/26		1,000	984,500
Symphony CLO, Ltd., Series 2012-10AR, Class CR, 3.12%, 7/23/23 (b)		1,000	1,000,000
Venture XIII CLO Ltd., Series 2013-13A, Class D, 3.81%, 6/10/25 (b)		800	778,012
Venture XVIII CLO Ltd., Series 2014-18A, Class C, 3.35%, 10/15/26 (b)		800	795,042
Voya CLO Ltd., Class C (b):
Series 2014-3A, 3.88%, 7/25/26		1,250	1,218,222
Series 2014-4A, 4.28%, 10/14/26		1,000	999,977

Portfolio Abbreviations

ADS	American Depositary Shares	FKA	Formerly Known As	NZD	New Zealand Dollar
ARB	Airport Revenue Bonds	GBP	British Pound	OTC	Over-the-Counter
AUD	Australian Dollar	IDR	Indonesian Rupiah	PIK	Payment-In-Kind
BRL	Brazilian Real	JPY	Japanese Yen	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP Interbank Rate	KRW	South Korean Won	RB	Revenue Bonds
CAD	Canadian Dollar	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28 Day	RUB	Russian Ruble
DIP	Debtor-In-Possession	MXN	Mexican Peso	TRY	Turkish Lira
EUR	Euro	MYR	Malaysian Ringgit	USD	U.S. Dollar
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone	ZAR	South African Rand

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.97%, 7/17/26 (b)	USD	1,500	$1,426,671
Total Asset-Backed Securities — 5.7%			93,866,188

Corporate Bonds
Aerospace & Defense — 0.6%
Huntington Ingalls Industries, Inc.:
7.13%, 3/15/21		2,000	2,145,000
5.00%, 12/15/21 (b)		536	554,090
TransDigm, Inc.:
6.00%, 7/15/22		4,585	4,613,656
6.50%, 7/15/24		2,140	2,171,779

			9,484,525
Air Freight & Logistics — 0.1%
XPO Logistics, Inc., 7.88%, 9/01/19 (b)		1,548	1,644,750
Airlines — 1.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)		692	682,485
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		2,460	2,706,209
Series 2012-3, Class C, 6.13%, 4/29/18		2,040	2,162,400
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		3,200	3,711,744
Turkish Airlines 2015-1 Class A Pass Through Trust, 4.20%, 9/15/28 (b)		3,100	3,146,500
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		4,200	4,357,500
Virgin Australia Trust, Series 2013-1, Class B, 6.00%, 4/23/22 (b)		1,517	1,577,173

			18,344,011
Auto Components — 1.6%
The Goodyear Tire & Rubber Co., 6.50%, 3/01/21		1,600	1,692,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		265	266,325
4.88%, 3/15/19		3,950	4,024,655
6.00%, 8/01/20		3,108	3,267,907
5.88%, 2/01/22		3,816	3,944,409
Schaeffler Finance BV, 4.75%, 5/15/21 (b)		2,470	2,525,575
Schaeffler Holding Finance BV (b)(c):
6.25%, (6.25% Cash) 11/15/19		1,112	1,184,280
6.75%, (6.75% Cash) 11/15/22		2,417	2,646,615
TRW Automotive, Inc. (b):
4.50%, 3/01/21		2,400	2,433,000
4.45%, 12/01/23		2,600	2,635,750
ZF North America Capital, Inc. (b):
4.00%, 4/29/20		545	548,406
4.50%, 4/29/22		291	290,454
4.75%, 4/29/25		868	870,170

			26,330,346
Automobiles — 0.6%
Ford Motor Co., 7.45%, 7/16/31		3,660	4,968,476
General Motors Co.:
4.88%, 10/02/23		1,875	2,030,662
6.25%, 10/02/43		940	1,121,905
5.20%, 4/01/45		1,530	1,618,833

			9,739,876
Banks — 5.3%
Associated Banc-Corp, 5.13%, 3/28/16 (d)		7,430	7,673,325
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,680,500
5.25%, 3/15/18		4,030	4,177,095
Corporate Bonds	Par (000)		Value
Banks (concluded)
CIT Group, Inc. (concluded):
6.63%, 4/01/18 (b)	USD	335	359,288
5.50%, 2/15/19 (b)		5,147	5,385,049
5.00%, 8/01/23		660	674,438
City National Corp., 5.25%, 9/15/20 (d)		2,900	3,322,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22 (d)		3,775	3,872,312
Credit Suisse AG, 6.50%, 8/08/23 (b)		12,000	13,701,660
Discover Bank, 8.70%, 11/18/19		748	916,005
Fifth Third Bancorp, 5.10% (a)(e)		5,000	4,760,000
HSBC Finance Corp., 6.68%, 1/15/21 (d)		5,150	6,077,000
Regions Financial Corp., 5.75%, 6/15/15		6,110	6,144,803
Royal Bank of Scotland Group PLC, 6.00%, 12/19/23		10,080	11,040,070
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,750	3,773,962
Wells Fargo & Co. (d):
3.45%, 2/13/23		2,325	2,369,321
4.13%, 8/15/23		4,000	4,253,316
5.61%, 1/15/44		4,119	4,792,934

			87,973,448
Building Products — 0.2%
Building Materials Corp. of America, 6.75%, 5/01/21 (b)		2,700	2,868,750
Masonite International Corp., 5.63%, 3/15/23 (b)		610	637,450

			3,506,200
Cable Television Services — 0.1%
SBA Communications Corp., 4.88%, 7/15/22 (b)		1,445	1,428,744
Capital Markets — 3.0%
E*Trade Financial Corp., 5.38%, 11/15/22		1,348	1,432,250
The Goldman Sachs Group, Inc. (d):
6.25%, 9/01/17		625	690,476
7.50%, 2/15/19		5,165	6,128,613
5.25%, 7/27/21		1,175	1,329,622
5.75%, 1/24/22		5,500	6,382,799
6.25%, 2/01/41		15,000	18,934,335
Morgan Stanley (d):
5.63%, 9/23/19		6,770	7,666,240
5.50%, 7/28/21		2,695	3,106,144
UBS AG, 5.88%, 7/15/16		3,450	3,639,871

			49,310,350
Chemicals — 1.8%
Ashland, Inc., 3.88%, 4/15/18		1,745	1,797,350
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (b)		617	669,445
Axiall Corp., 4.88%, 5/15/23		367	370,670
Basell Finance Co. BV, 8.10%, 3/15/27 (b)(d)		6,000	8,170,782
Celanese US Holdings LLC, 5.88%, 6/15/21		2,615	2,869,962
CF Industries, Inc., 5.38%, 3/15/44		2,500	2,726,993
Chemtura Corp., 5.75%, 7/15/21		632	653,330
Eagle Spinco, Inc., 4.63%, 2/15/21		2,370	2,399,625
Huntsman International LLC:
4.88%, 11/15/20		775	782,750
8.63%, 3/15/21		806	854,360
5.13%, 11/15/22 (b)		2,495	2,521,509
NOVA Chemicals Corp. (b):
5.25%, 8/01/23		2,277	2,396,543
5.00%, 5/01/25		905	953,644
Platform Specialty Products Corp., 6.50%, 2/01/22 (b)		1,693	1,769,185

			28,936,148
Commercial Services & Supplies — 3.1%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		1,003	1,060,673

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies (concluded)
Aviation Capital Group Corp. (b):
7.13%, 10/15/20 (d)	USD	31,000	$36,394,527
6.75%, 4/06/21		7,850	9,117,382
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		301	287,455
Covanta Holding Corp., 6.38%, 10/01/22		2,245	2,385,312
Mobile Mini, Inc., 7.88%, 12/01/20		930	976,500

			50,221,849
Communications Equipment — 0.2%
CommScope, Inc. (b):
5.00%, 6/15/21		527	527,000
5.50%, 6/15/24		564	568,230
Harris Corp., 5.05%, 4/27/45		1,790	1,793,612

			2,888,842
Construction & Engineering — 0.3%
AECOM Technology Corp. (b):
5.75%, 10/15/22		333	344,655
5.88%, 10/15/24		2,311	2,393,942
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)		413	421,301
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		673	681,413
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		825	792,000

			4,633,311
Construction Materials — 0.7%
Allegion US Holding Co., Inc., 5.75%, 10/01/21		1,907	2,007,118
HD Supply, Inc.:
11.00%, 4/15/20		2,740	3,109,900
7.50%, 7/15/20		2,905	3,115,612
5.25%, 12/15/21 (b)		3,278	3,400,925

			11,633,555
Consumer Finance — 3.1%
Ally Financial, Inc.:
5.13%, 9/30/24		855	887,062
4.63%, 3/30/25		235	234,266
8.00%, 11/01/31		5,665	7,109,575
Capital One Bank USA NA, 3.38%, 2/15/23 (d)		11,610	11,672,195
Countrywide Financial Corp., 6.25%, 5/15/16 (d)		8,069	8,479,147
Discover Financial Services, 3.85%, 11/21/22		3,252	3,340,090
Experian Finance PLC, 2.38%, 6/15/17 (b)(d)		2,550	2,575,559
Navient Corp.:
3.88%, 9/10/15		5,000	5,032,500
6.25%, 1/25/16		11,620	11,968,600

			51,298,994
Containers & Packaging — 0.7%
Beverage Packaging Holdings Luxembourg II SA, 5.63%, 12/15/16 (b)		3,944	3,993,300
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		3,128	3,288,310
Pactiv LLC, 7.95%, 12/15/25		163	166,260
Sealed Air Corp. (b):
6.50%, 12/01/20		2,330	2,592,125
8.38%, 9/15/21		700	789,250
5.13%, 12/01/24		649	676,582

			11,505,827
Diversified Consumer Services — 0.3%
Service Corp. International, 4.50%, 11/15/20		4,382	4,480,595
Diversified Financial Services — 10.4%
Air Lease Corp., 3.75%, 2/01/22		5,000	5,059,320
Aircastle Ltd., 6.25%, 12/01/19		3,937	4,345,464
Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Bank of America Corp. (d):
3.75%, 7/12/16	USD	5,525	5,696,131
5.00%, 5/13/21		17,100	19,158,686
5.70%, 1/24/22		2,590	3,001,787
4.00%, 4/01/24		6,975	7,304,534
Bank of America NA, 5.30%, 3/15/17 (d)		13,440	14,317,793
Barclays PLC, 4.38%, 9/11/24		2,100	2,097,075
Citigroup, Inc. (d):
4.45%, 1/10/17		4,800	5,045,688
8.50%, 5/22/19		464	574,101
6.68%, 9/13/43		4,125	5,292,693
Deutsche Bank AG, 4.50%, 4/01/25		3,985	3,901,960
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,413,728
5.88%, 8/02/21		9,420	11,007,477
General Motors Financial Co., Inc.:
6.75%, 6/01/18		1,700	1,921,884
4.38%, 9/25/21		2,260	2,400,979
4.25%, 5/15/23		1,681	1,735,128
ING Bank NV, 5.00%, 6/09/21 (b)(d)		8,000	9,079,160
Intesa Sanpaolo SpA, 3.13%, 1/15/16		5,450	5,515,057
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)		2,105	2,078,687
Leucadia National Corp., 5.50%, 10/18/23		4,000	4,102,052
Lloyds Banking Group PLC, 4.50%, 11/04/24		6,875	7,048,243
Moody’s Corp., 6.06%, 9/07/17		20,000	20,881,640
Mubadala GE Capital, Ltd., 3.00%, 11/10/19 (b)		5,000	4,963,500
Resparcs Funding LP I, 8.00% (e)(f)(g)		4,000	1,746,800
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19		370	387,575
7.88%, 8/15/19		2,480	2,610,200
9.88%, 8/15/19		147	156,647
5.75%, 10/15/20		3,142	3,283,390
6.88%, 2/15/21		105	110,316
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		425	471,499
6.10%, 6/10/23		2,500	2,746,417
5.13%, 5/28/24		5,250	5,422,426
Societe Generale SA, 4.25%, 4/14/25 (b)		2,600	2,502,685

			170,380,722
Diversified Telecommunication Services — 5.6%
AT&T, Inc.:
6.30%, 1/15/38 (d)		12,000	14,046,180
4.30%, 12/15/42		265	242,536
4.35%, 6/15/45		367	339,140
CenturyLink, Inc.:
5.63%, 4/01/20		1,375	1,448,549
6.45%, 6/15/21		285	306,375
Frontier Communications Corp.:
6.25%, 9/15/21		980	972,650
7.63%, 4/15/24		2,400	2,445,000
Level 3 Financing, Inc.:
8.13%, 7/01/19		11,171	11,740,721
5.38%, 8/15/22		2,250	2,297,812
5.13%, 5/01/23 (b)		1,653	1,648,868
5.38%, 5/01/25 (b)		1,985	1,982,519
Telefonica Emisiones SAU, 3.19%, 4/27/18		6,550	6,809,557
Verizon Communications, Inc. (d):
5.15%, 9/15/23		8,775	9,903,930
6.40%, 9/15/33		9,475	11,532,506
7.35%, 4/01/39		7,825	10,519,703
6.55%, 9/15/43		13,225	16,547,318

			92,783,364

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities — 3.8%
CMS Energy Corp., 5.05%, 3/15/22	USD	9,900	$11,184,891
Duke Energy Corp., 3.55%, 9/15/21 (d)		3,650	3,865,387
Great Plains Energy, Inc., 5.29%, 6/15/22 (h)		5,550	6,312,975
Midland Cogeneration Venture LP, 5.25%, 3/15/25 (b)		4,810	5,011,857
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		1,039	1,103,780
Series C, 10.06%, 12/30/28		1,568	1,728,323
NiSource Finance Corp., 6.80%, 1/15/19		3,075	3,589,309
Oncor Electric Delivery Co. LLC (d):
4.10%, 6/01/22		4,150	4,516,366
5.30%, 6/01/42		2,750	3,336,418
Progress Energy, Inc., 7.00%, 10/30/31 (d)		12,000	15,864,744
Puget Energy, Inc.:
6.00%, 9/01/21		275	324,725
5.63%, 7/15/22		5,550	6,439,843

			63,278,618
Electrical Equipment — 0.1%
GrafTech International Ltd., 6.38%, 11/15/20		2,385	2,039,175
Electronic Equipment, Instruments & Components — 0.4%
Jabil Circuit, Inc., 8.25%, 3/15/18		2,600	3,009,500
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (b)		475	477,612
Sanmina Corp., 4.38%, 6/01/19 (b)		1,415	1,422,075
WireCo WorldGroup, Inc., 9.50%, 5/15/17		1,605	1,412,400

			6,321,587
Energy Equipment & Services — 0.9%
Energy Transfer Partners LP, 5.20%, 2/01/22		10,200	11,108,575
Ensco PLC, 4.50%, 10/01/24		2,930	2,886,654
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		293	290,802
Transocean, Inc., 6.00%, 3/15/18		540	538,650

			14,824,681
Food & Staples Retailing — 1.2%
Family Tree Escrow LLC (b):
5.25%, 3/01/20		335	350,913
5.75%, 3/01/23		3,443	3,615,150
H.J. Heinz Finance Co., 7.13%, 8/01/39 (b)		4,415	5,932,656
Rite Aid Corp.:
6.75%, 6/15/21		761	805,709
6.13%, 4/01/23 (b)		2,974	3,081,807
Wal-Mart Stores, Inc., 5.25%, 9/01/35 (d)		5,150	6,240,940

			20,027,175
Food Products — 1.1%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		2,600	2,775,500
Kellogg Co., Series B, 7.45%, 4/01/31 (d)		3,425	4,589,233
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	4,967,424
6.13%, 8/23/18		4,840	5,535,445
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)		715	750,750

			18,618,352
Gas Utilities — 0.1%
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 2/01/21		1,265	1,328,250
Health Care Equipment & Supplies — 0.5%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)(i)		1,865	1,892,975
Medtronic, Inc., 4.63%, 3/15/45 (b)(d)		4,565	4,917,071
Teleflex, Inc., 6.88%, 6/01/19		1,660	1,720,175

			8,530,221
Corporate Bonds	Par (000)		Value
Health Care Providers & Services — 4.1%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22	USD	435	433,913
Amsurg Corp., 5.63%, 7/15/22		1,856	1,884,211
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19		1,550	1,610,062
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		1,620	1,680,750
6.88%, 2/01/22		1,111	1,179,049
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		1,990	2,025,074
5.00%, 5/01/25		1,871	1,867,492
HCA Holdings, Inc., 7.75%, 5/15/21		4,549	4,844,685
HCA, Inc.:
3.75%, 3/15/19		4,364	4,494,920
6.50%, 2/15/20		10,421	11,879,940
5.88%, 3/15/22		340	380,375
4.75%, 5/01/23		676	709,800
HealthSouth Corp.:
5.13%, 3/15/23		512	527,360
5.75%, 11/01/24		889	937,895
Omnicare, Inc.:
4.75%, 12/01/22		289	315,733
5.00%, 12/01/24		183	199,470
Tenet Healthcare Corp.:
6.25%, 11/01/18		736	796,536
4.75%, 6/01/20		1,450	1,471,750
6.00%, 10/01/20		3,645	3,891,037
4.50%, 4/01/21		73	72,726
4.38%, 10/01/21		7,335	7,243,312
8.13%, 4/01/22		4,907	5,354,764
UnitedHealth Group, Inc., 6.88%, 2/15/38 (d)		10,000	13,969,350

			67,770,204
Health Care Technology — 0.4%
Amgen, Inc., 5.15%, 11/15/41 (d)		6,500	7,028,066
Hotels, Restaurants & Leisure — 0.8%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		1,380	1,486,950
5.00%, 9/01/23		582	599,460
5.50%, 12/01/24		2,458	2,612,854
MGM Resorts International, 6.00%, 3/15/23		1,935	2,003,934
New Red Finance, Inc., 6.00%, 4/01/22 (b)		2,215	2,286,988
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		1,586	1,685,125
Sabre GLBL, Inc., 5.38%, 4/15/23 (b)		594	605,880
Six Flags Entertainment Corp., 5.25%, 1/15/21 (b)		1,718	1,773,835

			13,055,026
Household Durables — 1.2%
Beazer Homes USA, Inc., 6.63%, 4/15/18		2,330	2,414,462
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)		1,647	1,704,645
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		1,557	1,630,958
KB Home, 7.25%, 6/15/18		1,990	2,154,175
Shea Homes LP / Shea Homes Funding Corp. (b):
5.88%, 4/01/23		910	934,934
6.13%, 4/01/25		920	943,000
Standard Pacific Corp., 8.38%, 1/15/21		3,015	3,527,550
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		767	768,918
Tri Pointe Holdings, Inc. (b):
4.38%, 6/15/19		920	906,200
5.88%, 6/15/24		625	616,406
United Rentals North America, Inc.:
7.38%, 5/15/20		2,025	2,183,537
7.63%, 4/15/22		1,853	2,042,932

			19,827,717

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20	USD	810	$858,600
6.63%, 11/15/22		1,110	1,187,700

			2,046,300
Independent Power and Renewable Electricity Producers — 0.8%
Baytex Energy Corp., 5.13%, 6/01/21 (b)		435	424,125
Calpine Corp.:
6.00%, 1/15/22 (b)		878	928,485
5.38%, 1/15/23		2,333	2,353,414
5.88%, 1/15/24 (b)		823	880,610
5.50%, 2/01/24		1,749	1,749,000
5.75%, 1/15/25		1,770	1,778,939
Dynegy, Inc., 6.75%, 11/01/19 (b)		2,195	2,293,775
NRG REMA LLC, 9.68%, 7/02/26		1,130	1,226,050
QEP Resources, Inc., 5.38%, 10/01/22		1,927	1,951,087

			13,585,485
Insurance — 5.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)		1,204	1,240,120
American International Group, Inc., 6.40%, 12/15/20 (d)		8,710	10,451,225
Aon Corp., 5.00%, 9/30/20 (d)		7,700	8,624,593
Aon PLC, 4.25%, 12/12/42 (d)		6,500	6,253,611
Forethought Financial Group, Inc., 8.63%, 4/15/21 (b)		3,400	3,965,593
Manulife Financial Corp., 4.90%, 9/17/20 (d)		10,425	11,605,986
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		1,455	1,545,937
The Northwestern Mutual Life Insurance Co., 6.06%, 3/30/40 (b)(d)		12,000	15,342,504
Principal Financial Group, Inc., 8.88%, 5/15/19 (d)		2,825	3,532,725
Prudential Financial, Inc., 6.63%, 12/01/37 (d)		10,000	13,008,100
XLIT Ltd., 5.75%, 10/01/21 (d)		10,085	11,713,818

			87,284,212
Internet Software & Services — 0.1%
Netflix, Inc. (b):
5.50%, 2/15/22		563	592,558
5.88%, 2/15/25		339	361,035

			953,593
IT Services — 0.5%
Epicor Software Corp., 8.63%, 5/01/19		2,400	2,508,000
First Data Corp. (b):
7.38%, 6/15/19		2,905	3,017,569
6.75%, 11/01/20		1,768	1,882,920
8.25%, 1/15/21		250	265,077

			7,673,566
Life Sciences Tools & Services — 0.8%
Life Technologies Corp., 6.00%, 3/01/20 (d)		12,000	13,806,468
Media — 6.2%
21st Century Fox America, Inc., 6.15%, 3/01/37 (d)		9,575	11,739,390
A&E Television Networks LLC, 3.11%, 8/22/19		5,000	5,038,000
Altice Financing SA, 6.63%, 2/15/23 (b)		1,313	1,352,390
Altice Finco SA, 7.63%, 2/15/25 (b)		551	561,676
Altice SA (b):
7.75%, 5/15/22		3,245	3,277,482
7.63%, 2/15/25		1,515	1,532,120
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,449,700
4.75%, 12/15/22		685	697,844
Cinemark USA, Inc., 5.13%, 12/15/22		349	360,761
Corporate Bonds	Par (000)		Value
Media (concluded)
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	USD	10,205	10,764,207
COX Communications, Inc., 8.38%, 3/01/39 (b)(d)		5,000	6,878,035
CSC Holdings LLC, 8.63%, 2/15/19		4,005	4,638,190
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.00%, 3/01/21 (d)		8,575	9,488,117
DISH DBS Corp., 5.88%, 11/15/24		2,462	2,425,070
Gray Television, Inc., 7.50%, 10/01/20		713	757,563
Grupo Televisa SAB, 5.00%, 5/13/45 (d)		3,345	3,407,863
Intelsat Jackson Holdings SA:
7.25%, 4/01/19		710	735,738
5.50%, 8/01/23		2,909	2,738,096
The Interpublic Group of Cos., Inc., 3.75%, 2/15/23		6,025	6,173,691
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)		463	493,095
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		1,471	1,518,808
Numericable Group SA, 6.00%, 5/15/22 (b)		9,000	9,219,375
Outfront Media Capital LLC / Outfront Media Capital Corp.:
5.25%, 2/15/22		249	257,715
5.63%, 2/15/24		122	127,033
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)		2,300	2,288,500
Time Warner Cable, Inc.:
4.13%, 2/15/21		1,136	1,133,186
4.00%, 9/01/21		575	572,031
6.55%, 5/01/37		3,519	3,643,928
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)		1,000	1,046,250
Univision Communications, Inc. (b):
5.13%, 5/15/23		4,793	4,846,921
5.13%, 2/15/25		999	1,006,493
Virgin Media Secured Finance PLC, 5.38%, 4/15/21 (b)		1,255	1,312,625

			101,481,893
Metals & Mining — 3.1%
Alcoa, Inc., 5.13%, 10/01/24		2,451	2,641,989
AngloGold Ashanti Holdings PLC, 5.13%, 8/01/22		5,000	4,819,235
ArcelorMittal, 6.13%, 6/01/18		2,575	2,748,813
Commercial Metals Co., 4.88%, 5/15/23		2,194	2,089,785
Constellium NV:
4.63%, 5/15/21	EUR	490	530,114
5.75%, 5/15/24 (b)	USD	1,178	1,133,825
Freeport-McMoRan Corp., 7.13%, 11/01/27 (d)		8,500	9,865,032
Freeport-McMoRan, Inc. (d):
3.55%, 3/01/22		4,700	4,410,757
3.88%, 3/15/23		8,900	8,373,645
Novelis, Inc., 8.75%, 12/15/20		3,285	3,506,737
Peabody Energy Corp., 6.50%, 9/15/20		1,020	632,400
Southern Copper Corp., 5.88%, 4/23/45		3,870	3,805,371
Steel Dynamics, Inc.:
5.13%, 10/01/21 (b)		1,105	1,129,863
6.38%, 8/15/22		1,430	1,533,675
5.25%, 4/15/23		163	166,668
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)		2,785	3,014,762

			50,402,671
Multi-Utilities — 1.3%
CenterPoint Energy, Inc. (d):
5.95%, 2/01/17		9,000	9,727,110
6.50%, 5/01/18		9,675	10,970,057

			20,697,167

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Multiline Retail — 0.2%
Dufry Finance SCA, 5.50%, 10/15/20 (b)	USD	3,460	$3,604,718
Offshore Drilling & Other Services — 0.1%
Sensata Technologies BV (b):
5.63%, 11/01/24		695	741,913
5.00%, 10/01/25		1,418	1,464,085

			2,205,998
Oil, Gas & Consumable Fuels — 15.3%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		1,668	1,793,100
4.88%, 5/15/23		343	347,998
Anadarko Petroleum Corp., 6.38%, 9/15/17		75	83,341
Antero Resources Finance Corp.:
6.00%, 12/01/20		750	765,938
5.38%, 11/01/21		649	655,490
Berry Petroleum Co., 6.38%, 9/15/22		3,207	2,637,757
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		1,145	1,165,037
5.75%, 2/01/23		1,555	1,512,237
California Resources Corp.:
5.50%, 9/15/21		1,389	1,316,077
6.00%, 11/15/24		6,012	5,651,280
Chesapeake Energy Corp.:
6.88%, 11/15/20		493	506,558
5.75%, 3/15/23		1,151	1,125,102
Cimarex Energy Co., 4.38%, 6/01/24		527	533,588
Concho Resources, Inc.:
5.50%, 10/01/22		226	229,978
5.50%, 4/01/23		1,995	2,022,431
CONSOL Energy, Inc., 5.88%, 4/15/22		6,131	5,625,192
Continental Resources, Inc.:
5.00%, 9/15/22		11,232	11,400,480
4.50%, 4/15/23		469	472,169
Denbury Resources, Inc., 5.50%, 5/01/22		604	572,290
El Paso LLC:
7.80%, 8/01/31		197	236,298
7.75%, 1/15/32		4,586	5,472,813
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		2,345	2,929,958
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		5,075	5,866,294
Enbridge Energy Partners LP, 9.88%, 3/01/19 (d)		6,000	7,517,556
Energy Transfer Equity LP:
7.50%, 10/15/20		1,028	1,156,500
5.88%, 1/15/24		3,913	4,108,650
Enterprise Products Operating LLC, Series N, 6.50%, 1/31/19 (d)		12,000	13,881,312
EP Energy LLC/Everest Acquisition Finance, Inc., Series WI, 6.88%, 5/01/19		2,693	2,776,483
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (b)		5,105	4,951,850
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20 (d)		12,000	14,028,276
4.25%, 9/01/24		2,170	2,195,109
5.40%, 9/01/44		3,615	3,556,831
Kinder Morgan, Inc.:
5.30%, 12/01/34		1,310	1,300,374
5.55%, 6/01/45		2,560	2,555,894
Laredo Petroleum, Inc., 7.38%, 5/01/22		231	247,170
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		1,047	884,715
8.63%, 4/15/20		1,797	1,636,384
7.75%, 2/01/21		475	408,500
Marathon Petroleum Corp., 3.50%, 3/01/16 (d)		4,600	4,691,880
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22		1,369	1,447,717
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
MEG Energy Corp. (b):
6.50%, 3/15/21	USD	3,839	3,791,012
7.00%, 3/31/24		3,598	3,544,750
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)		3,500	3,780,000
Newfield Exploration Co., 5.38%, 1/01/26		701	729,040
Nexen, Inc., 6.40%, 5/15/37 (d)		4,615	5,661,973
NGPL PipeCo LLC, 9.63%, 6/01/19 (b)		902	929,060
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	933,758
6.50%, 11/01/21		1,025	1,030,125
ONEOK Partners LP, 8.63%, 3/01/19 (d)		10,000	11,983,240
Pacific Drilling SA, 5.38%, 6/01/20 (b)		613	519,518
PDC Energy, Inc., 7.75%, 10/15/22		1,225	1,304,625
Peabody Energy Corp.:
6.00%, 11/15/18		2,527	1,991,592
6.25%, 11/15/21 (d)		1,483	889,800
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, 8.38%, 6/01/20		2,221	2,434,771
Petrobras International Finance Co. SA:
3.88%, 1/27/16		12,550	12,570,331
5.38%, 1/27/21		3,385	3,248,923
Petroleos Mexicanos (d):
3.50%, 1/30/23		5,000	4,831,250
4.88%, 1/18/24		2,000	2,109,600
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		3,980	3,711,350
Pioneer Natural Resources Co., 6.88%, 5/01/18		1,665	1,885,160
Range Resources Corp.:
5.00%, 8/15/22		32	32,480
5.00%, 3/15/23		75	76,125
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23		4,351	4,470,652
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23 (b)		607	614,588
Rockies Express Pipeline LLC, 6.88%, 4/15/40 (b)		580	632,200
Rosetta Resources, Inc., 5.63%, 5/01/21		3,448	3,452,310
RSP Permian, Inc., 6.63%, 10/01/22 (b)		789	818,982
Ruby Pipeline LLC, 6.00%, 4/01/22 (b)		10,000	10,840,740
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		7,393	7,466,930
5.75%, 5/15/24		2,869	2,897,690
Sabine Pass LNG LP, 7.50%, 11/30/16		5,965	6,360,181
Sanchez Energy Corp., Series WI, 6.13%, 1/15/23		1,141	1,118,180
SandRidge Energy, Inc.:
8.75%, 1/15/20		114	84,645
7.50%, 2/15/23		1,291	852,060
Seventy Seven Energy, Inc., 6.50%, 7/15/22		469	268,503
SM Energy Co., 6.50%, 1/01/23		322	338,100
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		1,614	1,678,560
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b)		1,519	1,612,039
Ultra Petroleum Corp., 5.75%, 12/15/18 (b)		293	275,420
Western Gas Partners LP, 5.38%, 6/01/21		5,125	5,703,556
Whiting Petroleum Corp.:
5.00%, 3/15/19		3,019	3,011,452
5.75%, 3/15/21		1,171	1,187,839
The Williams Cos., Inc.:
3.70%, 1/15/23		5,000	4,727,725
4.55%, 6/24/24		830	815,906
8.75%, 3/15/32		2,478	3,014,589
5.75%, 6/24/44		685	644,431
WPX Energy, Inc., 5.25%, 9/15/24		856	789,660

			251,932,028

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Paper & Forest Products — 2.0%
Clearwater Paper Corp., 4.50%, 2/01/23	USD	532	$524,020
International Paper Co. (d):
7.50%, 8/15/21		9,675	12,115,606
8.70%, 6/15/38		4,000	5,736,960
7.30%, 11/15/39		10,000	12,990,660
Louisiana-Pacific Corp., 7.50%, 6/01/20		2,130	2,268,450

			33,635,696
Pharmaceuticals — 3.6%
AbbVie, Inc., 2.90%, 11/06/22 (d)		5,675	5,610,464
Actavis Funding SCS:
3.45%, 3/15/22		4,610	4,684,092
3.85%, 6/15/24		6,000	6,108,000
3.80%, 3/15/25		1,650	1,667,780
4.75%, 3/15/45		1,450	1,465,862
Endo Finance LLC/Endo Finco, Inc. (b):
7.00%, 12/15/20		241	253,653
7.25%, 1/15/22		499	527,693
6.00%, 2/01/25		1,601	1,642,026
Forest Laboratories, Inc. (b):
4.38%, 2/01/19		2,924	3,122,466
5.00%, 12/15/21		1,631	1,803,023
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)		1,613	1,649,292
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (b)		2,130	2,204,550
Mallinckrodt International Finance SA / Mallinckrodt CB LLC (b):
4.88%, 4/15/20		517	525,401
5.50%, 4/15/25		447	455,940
Merck & Co., Inc., 6.50%, 12/01/33 (d)		6,420	8,640,993
Valeant Pharmaceuticals International (b):
6.75%, 8/15/18		6,955	7,363,606
5.38%, 3/15/20		1,391	1,426,644
6.38%, 10/15/20		2,355	2,481,581
5.63%, 12/01/21		1,615	1,655,375
5.50%, 3/01/23		979	991,238
5.88%, 5/15/23		3,205	3,289,131
6.13%, 4/15/25		1,622	1,673,701

			59,242,511
Professional Services — 0.5%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)		2,048	2,158,080
The Dun & Bradstreet Corp., 3.25%, 12/01/17		5,750	5,898,954

			8,057,034
Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities, Inc., 6.10%, 3/15/20 (d)		10,000	11,620,380
DDR Corp.:
4.75%, 4/15/18		2,140	2,298,621
7.88%, 9/01/20		2,650	3,283,186
ERP Operating LP, 5.75%, 6/15/17 (d)		10,000	10,914,180
Felcor Lodging LP, 5.63%, 3/01/23		999	1,038,960
HCP, Inc., 5.38%, 2/01/21 (d)		3,450	3,879,891
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23 (d)		3,600	3,613,727
iStar Financial, Inc.:
4.00%, 11/01/17		825	813,986
5.00%, 7/01/19		580	577,825
UDR, Inc., 4.25%, 6/01/18 (d)		5,225	5,589,078

			43,629,834
Real Estate Management & Development — 0.6%
Lennar Corp., 4.75%, 11/15/22		1,805	1,825,306
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(d)		4,485	4,143,813
Realogy Corp., 7.63%, 1/15/20 (b)(d)		2,085	2,220,525
Corporate Bonds	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Group LLC / Realogy Co-Issuer Corp. (b):
4.50%, 4/15/19	USD	803	816,731
5.25%, 12/01/21		344	351,740

			9,358,115
Road & Rail — 1.5%
The Hertz Corp.:
4.25%, 4/01/18		983	997,745
6.75%, 4/15/19		1,167	1,207,600
5.88%, 10/15/20		925	941,188
7.38%, 1/15/21		310	326,275
Norfolk Southern Corp., 6.00%, 3/15/05 (d)		17,200	21,219,141

			24,691,949
Semiconductors & Semiconductor Equipment — 0.4%
Micron Technology, Inc. (b):
5.25%, 1/15/24		1,190	1,178,100
5.50%, 2/01/25		3,590	3,572,050
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (b)		1,655	1,758,437

			6,508,587
Software — 0.5%
Infor US, Inc., 6.50%, 5/15/22 (b)		2,425	2,491,688
MSCI, Inc., 5.25%, 11/15/24 (b)		587	610,480
Nuance Communications, Inc., 5.38%, 8/15/20 (b)		4,435	4,479,350

			7,581,518
Specialty Retail — 1.1%
AutoNation, Inc., 6.75%, 4/15/18		6,125	6,879,122
L Brands, Inc., 7.00%, 5/01/20		3,050	3,522,750
Penske Automotive Group, Inc., 5.38%, 12/01/24		2,750	2,860,000
VF Corp., 5.95%, 11/01/17 (d)		5,000	5,570,450

			18,832,322
Textiles Apparel & Shoes — 0.1%
Springs Industries, Inc., 6.25%, 6/01/21		1,674	1,655,168
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 5/01/25 (b)		699	698,563
The William Carter Co., 5.25%, 8/15/21		1,406	1,458,725

			2,157,288
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.50%, 6/01/19		1,378	1,446,900
Tobacco — 2.1%
Altria Group, Inc., 10.20%, 2/06/39 (d)		13,392	23,257,766
Lorillard Tobacco Co., 3.50%, 8/04/16		8,375	8,600,204
Reynolds American, Inc.:
3.25%, 11/01/22		970	959,445
4.85%, 9/15/23		1,120	1,230,795

			34,048,210
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1 (b):
Class A, 5.25%, 5/30/25		2,739	2,910,280
Class B, 6.13%, 11/30/21		3,419	3,649,262

			6,559,542
Transportation Infrastructure — 0.9%
CEVA Group PLC (b):
4.00%, 5/01/18		3,310	3,028,650
7.00%, 3/01/21		1,067	1,053,662
Penske Truck Leasing Co. LP/PTL Finance Corp., 4.88%, 7/11/22 (b)		10,500	11,288,046

			15,370,358

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	17

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services — 5.4%
America Movil SAB de CV:
2.38%, 9/08/16	USD	12,495	$12,694,045
3.13%, 7/16/22 (d)		1,275	1,291,652
American Tower Corp.:
4.50%, 1/15/18		6,500	6,955,208
5.05%, 9/01/20		500	551,537
5.90%, 11/01/21 (d)		3,770	4,310,501
Crown Castle International Corp., 5.25%, 1/15/23		1,380	1,456,728
Crown Castle Towers LLC (b):
5.50%, 1/15/37		4,000	4,183,868
4.17%, 8/15/37		3,000	3,120,552
6.11%, 1/15/40		4,555	5,189,088
Digicel Group Ltd. (b):
8.25%, 9/30/20		2,615	2,697,111
7.13%, 4/01/22		825	781,172
Digicel Ltd., 6.00%, 4/15/21 (b)		1,285	1,247,362
SBA Tower Trust, 5.10%, 4/15/42 (b)		13,975	14,534,196
Sprint Communications, Inc. (b):
9.00%, 11/15/18		5,290	6,019,015
7.00%, 3/01/20		9,302	10,290,337
Sprint Corp.:
7.88%, 9/15/23		2,715	2,725,181
7.13%, 6/15/24		1,755	1,686,994
T-Mobile USA, Inc.:
6.63%, 4/28/21		2,680	2,827,400
6.73%, 4/28/22		2,495	2,629,106
6.00%, 3/01/23		580	591,049
6.84%, 4/28/23		1,405	1,485,787
6.38%, 3/01/25		1,845	1,894,797

			89,162,686
Total Corporate Bonds — 109.2%			1,796,786,346

Foreign Agency Obligations
Brazilian Government International Bond, 5.00%, 1/27/45		5,000	4,687,500
Indonesia Government International Bond, 5.88%, 1/15/24 (b)		4,400	5,054,500
Mexico Government International Bond, 4.75%, 3/08/44		2,300	2,361,525
Total Foreign Agency Obligations — 0.7%			12,103,525

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B, 6.85%, 1/01/38		5,000	5,665,200
Metropolitan Transportation Authority (NY), RB, Build America Bonds, Series B-1, 6.55%, 11/15/31		10,000	13,233,300
Total Municipal Bonds — 1.1%			18,898,500

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.2%
Fannie Mae, 0.00%, 10/09/19 (d)(j)		3,945	3,622,484
U.S. Treasury Obligations	Par (000)		Value
U.S. Treasury Bonds (d):
3.38%, 5/15/44	USD	8,650	9,751,526
3.00%, 11/15/44		1,075	1,131,186
2.50%, 2/15/45		40,830	38,788,500
U.S. Treasury Notes (d):
1.50%, 5/31/19		1,898	1,915,200
1.63%, 6/30/19		750	760,195
1.63%, 7/31/19		1,235	1,250,823
1.25%, 1/31/20		1,180	1,171,058
2.38%, 8/15/24		5,915	6,092,450
Total U.S. Treasury Obligations — 3.7%			60,860,938

Preferred Securities

Capital Trusts
Banks — 2.9%
BNP Paribas SA, 7.20% (a)(b)(d)(e)		5,000	6,012,500
Credit Agricole SA, 8.38% (a)(b)(e)		5,000	5,908,750
Credit Suisse Group AG, 7.50% (a)(b)(e)		3,250	3,477,500
HSBC Capital Funding LP, 10.18% (a)(b)(e)		11,835	18,048,375
HSBC Holdings PLC, 6.38% (a)(e)		4,695	4,847,587
Nordea Bank AB, 6.13% (a)(b)(e)		5,540	5,740,825
Wells Fargo & Co. (a)(e):
Series S, 5.90%		1,090	1,141,775
Series U, 5.88%		2,655	2,817,619

			47,994,931
Capital Markets — 2.0%
Ameriprise Financial, Inc., 7.52%, 6/01/66 (a)		3,000	3,105,000
The Goldman Sachs Group, Inc., Series L, 5.70% (a)(e)		2,950	2,964,750
Morgan Stanley (a)(e):
Series H, 5.45%		2,200	2,216,500
Series J, 5.55%		6,530	6,562,650
State Street Capital Trust IV, 1.27%, 6/15/37 (a)		20,845	17,926,700

			32,775,600
Consumer Finance — 0.3%
American Express Co., Series C, 4.90% (a)(e)		4,510	4,450,806
Diversified Financial Services — 4.3%
Bank of America Corp. (a)(e):
Series AA, 6.10%		5,640	5,752,800
Series K, 8.00%		2,420	2,586,375
Series M, 8.13%		950	1,026,000
Series U, 5.20%		5,785	5,560,831
Barclays PLC, 6.63% (a)(e)		4,885	4,843,004
Citigroup, Inc. (a)(e):
5.90%		2,210	2,227,956
5.95%		7,000	6,962,809
General Electric Capital Corp. (a)(e):
Series B, 6.25% (d)		9,100	10,237,500
Series C, 5.25%		1,200	1,278,000
JPMorgan Chase & Co. (a)(e):
Series 1, 7.90%		3,650	3,887,250
Series Q, 5.15%		4,000	3,877,500
Series R, 6.00% (d)		14,130	14,518,575
Series S, 6.75%		7,775	8,492,633

			71,251,233
Electric Utilities — 0.5%
PPL Capital Funding, Inc., Series A, 6.70%, 3/30/67 (a)		8,300	7,680,405
Insurance — 7.3%
ACE Capital Trust II, 9.70%, 4/01/30 (d)		7,000	10,521,000
The Allstate Corp., 6.50%, 5/15/67 (a)		10,400	12,110,800

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (Percentages shown are based on Net Assets)

Capital Trusts	Par (000)				Value
Insurance (concluded)
American International Group, Inc., 8.18%, 5/15/68 (a)	USD		3,755		$5,200,675
AXA SA (a)(b)(e):
6.38%			4,900		5,494,125
6.46%			6,000		6,363,600
Bank One Capital III, 8.75%, 9/01/30 (d)			2,000		2,927,748
The Chubb Corp., 6.38%, 3/29/67 (a)(d)			7,400		7,844,000
Equitable of Iowa Cos. Capital Trust II, Series B, 8.42%, 4/01/27			5,000		6,004,070
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)			4,890		5,487,524
Great-West Life & Annuity Insurance Capital LP II, 7.15%, 5/16/46 (a)(b)(d)			500		514,375
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (a)			5,050		5,711,550
ING US, Inc., 5.65%, 5/15/53 (a)			4,750		4,975,625
Liberty Mutual Group, Inc., 10.75%, 6/15/88 (a)(b)			8,325		12,737,250
MetLife, Inc., 6.40%, 12/15/36 (d)			9,775		11,510,062
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (a)			12,000		11,520,000
Swiss Re Capital I LP, 6.85% (a)(b)(e)			4,450		4,650,250
ZFS Finance USA Trust II, 6.45%, 12/15/65 (a)(b)(d)			6,800		7,078,800

					120,651,454
Multi-Utilities — 0.3%
Dominion Resources, Inc., 7.50%, 6/30/66 (a)			4,400		4,459,840
Oil, Gas & Consumable Fuels — 1.3%
Enterprise Products Operating LLC (a):
7.00%, 6/01/67			2,500		2,537,500
Series A, 8.38%, 8/01/66			9,325		9,909,678
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)			9,400		9,071,000

					21,518,178
Real Estate Investment Trusts (REITs) — 0.6%
Sovereign Real Estate Investment Trust, 12.00% (b)(e)			7,000		9,152,500
Road & Rail — 0.4%
BNSF Funding Trust I, 6.61%, 12/15/55 (a)			6,125		6,974,844
Total Capital Trusts — 19.9%					326,909,791

Preferred Stocks			Shares
Banks — 0.9%
Wells Fargo & Co., 5.85% (a)(e)			550,500		14,483,655
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(e)			162,450		4,035,258
SCE Trust III, 5.75% (a)(e)			31,650		859,298
State Street Corp., Series D, 5.90% (a)(e)			220,495		5,937,930

					10,832,486
Preferred Stocks	Shares			Value
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (a)(e)		24,509		$649,489
Diversified Financial Services — 0.8%
Citigroup, Inc., Series K, 6.88% (a)(e)		488,320		13,292,070
Electric Utilities — 0.1%
Entergy Louisiana LLC, 5.25%		90,000		2,264,400
Insurance — 0.2%
The Allstate Corp., Series E, 6.63% (e)		125,000		3,385,000
Machinery — 0.1%
Stanley Black & Decker, Inc., 6.25% (k)		11,107		1,297,964
Media — 0.4%
NBCUniversal Enterprise, Inc., 5.25% (b)(e)		5,600		5,908,000
Real Estate Investment Trusts (REITs) — 0.2%
Ventas Realty LP/Ventas Capital Corp., 5.45%		75,000		1,875,750
Vornado Realty Trust, Series K, 5.70% (e)		50,000		1,225,000

				3,100,750
Wireless Telecommunication Services — 1.1%
Centaur Funding Corp., 9.08% (b)		15,143		18,890,892
Total Preferred Stocks — 4.5%				74,104,706

Trust Preferred
Diversified Financial Services — 0.5%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)		300,141		7,758,999
Total Preferred Securities — 24.9%				408,773,496
Total Long-Term Investments (Cost — $2,245,807,858) — 145.5%				2,394,911,477

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (l)(m)		2,496,572		2,496,572
Total Short-Term Securities (Cost — $2,496,572) — 0.2%				2,496,572
Options Purchased (Cost — $13,186,335) — 0.3%				4,565,541
Total Investments Before Options Written (Cost — $2,261,490,765) — 146.0%				2,401,973,590
Options Written (Premiums Received — $7,454,970) — (0.0)%				(807,635)
Total Investments, Net of Options Written (Cost — $2,254,035,795) — 146.0%				2,401,165,955
Liabilities in Excess of Other Assets — (46.0)%				(755,972,144)

Net Assets — 100.0%				$1,645,193,811

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	19

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Non-income producing security.

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(i)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$1,892,975	$27,975

(j)	Zero-coupon bond.

(k)	Convertible security.

(l)	During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	4,283,291	(1,786,719)	2,496,572	$2,607

(m)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.32%	2/5/14	Open	$956,709	$960,562
UBS Securities LLC	0.33%	2/10/14	Open	6,197,000	6,222,222
Barclays Capital, Inc.	0.35%	2/28/14	Open	7,944,000	7,976,979
UBS Securities LLC	0.30%	5/8/14	Open	9,646,000	9,674,777
UBS Securities LLC	(0.50)%	5/13/14	Open	2,016,000	2,006,144
UBS Securities LLC	0.32%	5/13/14	Open	2,182,000	2,188,827
UBS Securities LLC	0.32%	5/13/14	Open	7,149,000	7,171,368
UBS Securities LLC	0.32%	5/13/14	Open	8,649,000	8,676,062
UBS Securities LLC	0.34%	5/13/14	Open	10,604,000	10,639,252
UBS Securities LLC	0.34%	5/13/14	Open	683,000	685,271
UBS Securities LLC	0.34%	5/13/14	Open	5,229,000	5,246,384
UBS Securities LLC	0.34%	5/13/14	Open	4,668,000	4,683,519
UBS Securities LLC	0.34%	5/13/14	Open	1,256,000	1,260,176
UBS Securities LLC	0.35%	5/13/14	Open	6,046,000	6,066,691
UBS Securities LLC	0.35%	5/13/14	Open	1,115,000	1,118,816
UBS Securities LLC	0.35%	5/13/14	Open	6,061,000	6,081,742
UBS Securities LLC	0.35%	5/13/14	Open	5,546,000	5,564,980
UBS Securities LLC	0.35%	5/13/14	Open	3,255,000	3,266,139
UBS Securities LLC	0.35%	5/13/14	Open	23,285,000	23,364,686
UBS Securities LLC	0.35%	5/13/14	Open	11,160,000	11,198,192
UBS Securities LLC	0.35%	5/13/14	Open	10,880,000	10,917,234
Barclays Capital, Inc.	0.35%	5/14/14	Open	11,233,000	11,297,618
Barclays Capital, Inc.	0.35%	5/14/14	Open	6,234,000	6,261,352
Barclays Capital, Inc.	0.35%	5/14/14	Open	1,213,000	1,219,860
Barclays Capital, Inc.	0.35%	5/14/14	Open	2,791,000	2,807,327
RBC Capital Markets, LLC	0.34%	5/28/14	Open	6,960,000	6,982,218
RBC Capital Markets, LLC	0.34%	5/30/14	Open	3,510,000	3,521,138
Barclays Capital, Inc.	(1.75)%	6/25/14	Open	1,319,870	1,299,980
RBC Capital Markets, LLC	0.34%	6/26/14	Open	13,680,000	13,719,923

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.34%	6/30/14	Open	$3,324,750	$3,334,327
Barclays Capital, Inc.	0.40%	7/1/14	Open	10,010,000	10,043,353
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	8,155,000	8,177,875
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	12,217,000	12,251,269
BNP Paribas Securities Corp.	0.39%	7/7/14	Open	5,672,000	5,688,378
BNP Paribas Securities Corp.	0.16%	7/28/14	Open	1,886,138	1,887,153
HSBC Securities (USA) Inc.	0.40%	7/31/14	Open	11,957,143	11,993,546
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.16%	7/31/14	Open	8,833,813	8,839,547
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.18%	8/8/14	Open	1,235,000	1,236,643
BNP Paribas Securities Corp.	0.39%	8/12/14	Open	4,625,000	4,638,031
BNP Paribas Securities Corp.	0.39%	8/12/14	Open	2,035,000	2,040,622
RBC Capital Markets, LLC	0.34%	9/11/14	Open	10,797,300	10,820,958
RBC Capital Markets, LLC	0.16%	9/18/14	Open	5,092,687	5,095,552
BNP Paribas Securities Corp.	0.39%	9/23/14	Open	5,162,000	5,173,041
BNP Paribas Securities Corp.	0.39%	9/23/14	Open	4,782,000	4,792,228
RBC Capital Markets, LLC	0.34%	9/30/14	Open	10,459,250	10,480,291
Barclays Capital, Inc.	0.40%	10/7/14	Open	13,545,000	13,576,003
BNP Paribas Securities Corp.	0.39%	10/7/14	Open	11,991,000	12,015,015
BNP Paribas Securities Corp.	0.39%	10/7/14	Open	7,463,000	7,477,947
BNP Paribas Securities Corp.	0.33%	10/28/14	Open	5,630,000	5,639,496
BNP Paribas Securities Corp.	0.33%	10/28/14	Open	5,381,000	5,390,076
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	9,428,000	9,444,384
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	11,100,000	11,119,289
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	15,615,000	15,642,135
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	5,034,000	5,042,748
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	3,288,000	3,293,714
BNP Paribas Securities Corp.	0.34%	10/28/14	Open	2,966,000	2,971,154
Barclays Capital, Inc.	0.35%	10/29/14	Open	734,000	754,796
Barclays Capital, Inc.	0.35%	10/29/14	Open	9,152,000	9,173,182
Barclays Capital, Inc.	0.35%	10/29/14	Open	2,514,000	2,535,568
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,668,000	4,689,955
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,956,000	4,978,341
Barclays Capital, Inc.	0.35%	10/29/14	Open	4,995,000	5,017,727
Barclays Capital, Inc.	0.35%	10/29/14	Open	5,182,000	5,205,114
RBC Capital Markets, LLC	0.34%	10/30/14	Open	3,480,000	3,485,982
RBC Capital Markets, LLC	0.34%	10/30/14	Open	3,389,025	3,394,850
RBC Capital Markets, LLC	0.34%	10/30/14	Open	8,162,000	8,176,030
RBC Capital Markets, LLC	0.34%	11/10/14	Open	10,449,000	10,465,974
BNP Paribas Securities Corp.	0.39%	12/2/14	Open	4,412,000	4,418,250
RBC Capital Markets, LLC	0.34%	12/10/14	Open	4,450,875	4,456,844
RBC Capital Markets, LLC	0.34%	12/10/14	Open	7,410,000	7,419,938
RBC Capital Markets, LLC	0.34%	12/18/14	Open	7,965,500	7,975,506
RBC Capital Markets, LLC	0.34%	12/18/14	Open	11,093,500	11,107,435
RBC Capital Markets, LLC	0.34%	12/18/14	Open	10,625,000	10,638,346
RBC Capital Markets, LLC	0.34%	12/18/14	Open	22,230,720	22,258,644
RBC Capital Markets, LLC	0.34%	12/18/14	Open	6,870,375	6,879,005
RBC Capital Markets, LLC	0.34%	12/18/14	Open	17,700,000	17,722,233
RBC Capital Markets, LLC	0.34%	12/18/14	Open	8,896,562	8,907,737
RBC Capital Markets, LLC	0.34%	12/18/14	Open	18,040,500	18,063,161
BNP Paribas Securities Corp.	0.45%	12/19/14	Open	10,280,000	10,297,091
BNP Paribas Securities Corp.	0.45%	12/19/14	Open	7,373,000	7,385,258
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	528,000	528,883
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	556,000	556,907
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	474,000	474,773
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	4,189,000	4,196,563
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	3,197,000	3,202,772
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	4,926,000	4,934,894
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	2,287,000	2,291,129
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	3,627,000	3,633,549
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	2,740,000	2,744,947
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	2,028,000	2,031,662
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	6,719,000	6,731,132
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	873,000	874,576

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	21

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	$3,411,000	$3,417,159
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	6,940,000	6,952,531
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	8,972,000	8,988,199
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	7,344,000	7,357,260
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,223,000	1,225,208
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	3,657,000	3,663,603
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	4,083,000	4,090,372
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	6,627,000	6,638,965
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	3,954,000	3,961,139
Credit Suisse Securities (USA) LLC	0.40%	12/19/14	Open	1,203,000	1,205,172
RBC Capital Markets, LLC	0.34%	12/19/14	Open	7,710,000	7,719,685
UBS Securities LLC	0.40%	12/19/14	Open	9,435,000	9,448,943
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,368,000	3,374,081
RBC Capital Markets, LLC	0.39%	2/27/15	Open	3,990,000	3,992,723
RBC Capital Markets, LLC	0.39%	3/2/15	Open	6,045,000	6,048,929
Deutsche Bank Securities, Inc.	0.04%	3/5/15	Open	1,148,906	1,148,960
Deutsche Bank Securities, Inc.	0.13%	3/5/15	Open	1,162,300	1,162,625
Deutsche Bank Securities, Inc.	0.14%	3/5/15	Open	353,063	353,162
Deutsche Bank Securities, Inc.	0.17%	3/5/15	Open	3,570,225	3,571,280
HSBC Securities (USA) Inc.	0.38%	3/12/15	Open	8,240,466	8,244,815
RBC Capital Markets, LLC	0.39%	3/30/15	Open	15,120,000	15,125,242
RBC Capital Markets, LLC	0.39%	3/30/15	Open	4,439,000	4,440,539
RBC Capital Markets, LLC	0.34%	4/1/15	Open	4,014,075	4,015,174
RBC Capital Markets, LLC	0.39%	4/2/15	Open	3,483,000	3,484,094
BNP Paribas Securities Corp.	0.39%	4/6/15	Open	5,675,000	5,676,475
Credit Suisse Securities (USA) LLC	0.40%	4/7/15	Open	5,499,000	5,500,466
Credit Suisse Securities (USA) LLC	0.09%	4/23/15	Open	39,707,175	39,708,322
Credit Suisse Securities (USA) LLC	0.45%	4/27/15	Open	5,322,969	5,323,235
BNP Paribas Securities Corp.	0.42%	4/29/15	Open	3,345,000	3,345,078
BNP Paribas Securities Corp.	0.40%	4/30/15	Open	2,894,325	2,894,357
Total				$788,263,221	$789,870,761

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
132	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD 28,943,063	$107,882
2,709	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD 325,439,790	2,568,493
(250)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD 32,093,750	11,809
(1,007)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD 160,710,906	(687,487)
631	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD 103,799,500	(1,938,524)
(2,700)	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD 669,633,750	(2,618,453)
(840)	90 Day Euro Future	Chicago Mercantile	December 2016	USD 207,112,500	(662,642)
(900)	90 Day Euro Future	Chicago Mercantile	March 2017	USD 221,546,250	(676,224)
Total					$(3,895,146)

•	As of April 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
90-Day Euro-Dollar	Put	USD 98.00	12/14/15	1,698	$10,613
90-Day Euro-Dollar	Put	USD 99.00	12/14/15	1,698	116,737
Eurodollar 1-Year Mid-Curve Option	Put	USD 98.50	6/12/15	3,850	24,063
S&P 500 E Mini-Index	Put	USD 2,025.00	6/19/15	600	757,500
Total					$908,913

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of April 30, 2015, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.30%	Pay	3-month LIBOR	10/06/15	USD	29,700	$514,712
10-Year Interest Rate Swap	Credit Suisse International	Put	2.30%	Pay	3-month LIBOR	10/06/15	USD	30,300	525,111
30-Year Interest Rate Swap	Deutsche Bank AG	Put	3.05%	Pay	3-month LIBOR	1/08/16	USD	63,150	1,400,445
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	203,300	1,216,360
Total									$3,656,628

•	As of April 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Value
90-Day Euro-Dollar	Put	USD 98.50	12/14/15	3,396	$(63,675)

•	As of April 30, 2015, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD 406,600	$(743,960)

•	As of April 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/28/18	USD 13,800	$(88,755)
1.50%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/30/18	USD 10,700	(81,218)
1.78%[1]	3-month LIBOR	Chicago Mercantile	N/A	1/17/19	USD 22,900	(385,412)
2.21%[1]	3-month LIBOR	London Clearing House	N/A	10/18/20	USD 65,000	(1,887,538)
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	10/11/23	USD 68,000	(4,209,765)
2.79%[1]	3-month LIBOR	Chicago Mercantile	N/A	11/18/23	USD 10,600	(654,342)
3.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	1/08/24	USD 10,900	(885,884)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD 8,769	(968,157)
3.05%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD 8,769	(963,745)
3.06%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD 8,769	(992,521)
3.03%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/15/40	USD 8,769	(944,936)
2.54%[2]	3-month LIBOR	Chicago Mercantile	N/A	1/12/45	USD 23,600	49,361
2.38%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD 980	32,117
2.39%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD 980	29,839
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD 16,975	395,495
2.42%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/24/45	USD 18,225	434,963
Total						$(11,120,498)

[1] Trust pays the fixed rate and receives the floating rate.
[2] Trust receives the fixed rate and pays the floating rate.

•	As of April 30, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Depreciation
Southwest Airlines Co.	1.00%	Goldman Sachs Bank USA	12/20/16	USD 2,535	$(35,434)	$39,706	$(75,140)
Southwest Airlines Co.	1.00%	Goldman Sachs International	12/20/16	USD 1,465	(20,478)	22,946	(43,424)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland PLC	12/20/16	USD 4,000	(55,657)	68,135	(123,792)
STMicro Electronics	1.00%	Barclays Bank PLC	6/20/17	EUR 1,500	(28,790)	26,746	(55,536)
Cigna Corp.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(98,830)	(5,157)	(93,673)
Cigna Corp.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(61,493)	(3,208)	(58,285)
General Dynamic Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(123,023)	(66,436)	(56,587)
Humana, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	USD 4,500	(89,238)	35,488	(124,726)
Humana, Inc.	1.00%	Goldman Sachs International	9/20/17	USD 2,800	(55,526)	22,081	(77,607)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD 5,585	(124,655)	(23,117)	(101,538)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(105,231)	(51,599)	(53,632)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD 4,715	(104,740)	(54,963)	(49,777)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 16,700	(258,297)	(55,473)	(202,824)
YUM! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD 20,000	(497,222)	(290,910)	(206,312)
Total					$(1,658,614)	$(335,761)	$(1,322,853)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	23

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)

•	As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	2,425	$37,213	$(52,027)	$89,240
Anadarko Petroleum Corp.	1.00%	Morgan Stanley Capital Services LLC	6/20/17	BBB	USD	10	154	(237)	391
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB	USD	994	15,254	(23,196)	38,450
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs Bank USA	9/20/17	A-	USD	4,500	88,664	(20,408)	109,072
Athem, Inc. (FKA WellPoint, Inc.)	1.00%	Goldman Sachs International	9/20/17	A-	USD	2,800	55,169	(12,698)	67,867
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	12,200	257,019	25,167	231,852
United Health Group, Inc.	1.00%	Goldman Sachs Bank USA	9/20/17	A+	USD	4,500	97,440	(5,135)	102,575
United Health Group, Inc.	1.00%	Goldman Sachs International	9/20/17	A+	USD	2,800	60,630	(3,195)	63,825
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	51,177	(70,944)	122,121
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD	16,700	317,409	98,909	218,500
Valero Energy Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB	USD	153	1,679	588	1,091
Valero Energy Corp.	1.00%	Citibank N.A.	9/20/19	BBB	USD	24	263	180	83
Total							$982,071	$(62,996)	$1,045,067

[1] Using S&P’s rating of the issuer.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$79,319,793	$14,546,395	$93,866,188
Corporate Bonds	—	1,791,748,346	5,038,000	1,796,786,346
Foreign Agency Obligations	—	12,103,525	—	12,103,525
Municipal Bonds	—	18,898,500	—	18,898,500
U.S. Government Sponsored Agency Securities	—	3,622,484	—	3,622,484
U.S. Treasury Obligations	—	60,860,938	—	60,860,938
Preferred Securities	$57,064,813	351,708,683	—	408,773,496
Short-Term Securities	2,496,572	—	—	2,496,572
Options Purchased:
Interest rate contracts	151,413	3,656,628	—	3,808,041
Equity contracts	757,500	—	—	757,500

Total	$60,470,298	$2,321,918,897	$19,584,395	$2,401,973,590

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,045,067	—	$1,045,067
Interest rate contracts	$2,688,184	941,775	—	3,629,959
Liabilities:
Credit contracts	—	(1,322,853)	—	(1,322,853)
Interest rate contracts	(6,647,005)	(12,806,233)	—	(19,453,238)

Total	$(3,958,821)	$(12,142,244)	—	$(16,101,065)

[1] Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value including accrued interest, for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,080,433	—	—	$1,080,433
Cash pledged as collateral for OTC derivatives	1,300,000	—	—	1,300,000
Cash pledged for centrally cleared swaps	8,540,000	—	—	8,540,000
Cash pledged for financial futures contracts	3,405,000	—	—	3,405,000
Cash pledged as collateral for reverse repurchase agreements	1,180,000	—	—	1,180,000
Foreign currency at value	5,003	—	—	5,003
Liabilities:
Cash received as collateral for OTC derivatives	—	$(640,000)	—	(640,000)
Reverse repurchase agreements	—	(789,870,761)	—	(789,870,761)

Total	$15,510,436	$(790,510,761)	—	$(775,000,325)

During the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2014	$5,930,350	$21,431,574	$27,361,924
Transfers into Level 3	3,359,388	—	3,359,388
Transfers out of Level 3	(2,870,550)	(4,477,824)	(7,348,374)
Accrued discounts/premiums	10,019	—	10,019
Net realized gain (loss)	2,576	(230,000)	(227,424)
Net change in unrealized appreciation (depreciation)[1,2]	257,564	(415,750)	(158,186)
Purchases	9,050,798	—	9,050,798
Sales	(1,193,750)	(11,270,000)	(12,463,750)

Closing Balance, as of April 30, 2015	$14,546,395	$5,038,000	$19,584,395

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015[2]	$225,751	$38,000	$263,751

[1] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[2]   Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	25

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Construction & Engineering — 0.1%
USI United Subcontractors		8,067	$225,888
Diversified Consumer Services — 0.6%
Cengage Thomson Learning		19,588	488,074
Houghton Mifflin Harcourt Co. (a)		75,047	1,715,575

			2,203,649
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Paper & Forest Products — 0.1%
Norbord, Inc.		8,280	166,216
Total Common Stocks — 0.8%			2,595,753

Asset-Backed Securities	Par (000)
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 3.73%, 4/24/24	USD	630	616,879
Class D, 5.28%, 4/24/24		550	524,405
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (b)(c)		713	681,346
Apidos CDO XI, Series 2012-11A, Class D, 4.52%, 1/17/23 (b)(c)		500	500,087
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (b)(c)		525	506,505
Atrium CDO Corp., Series 9A, Class D, 3.76%, 2/28/24 (b)(c)		500	487,403
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.78%, 1/20/25		450	450,624
Series 2013-1A, Class C, 4.26%, 2/14/25		250	249,996
Series 2014-5A, Class C, 4.43%, 10/16/25		1,250	1,250,855
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)(c)		750	727,200
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.28%, 4/20/23 (b)(c)		575	575,047
LCM XVIII LP, Series 18A, Class INC, 3.45%, 4/20/27 (b)(c)		1,500	1,320,000
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.78%, 10/23/25 (b)(c)		250	242,693
North End CLO Ltd., Series 2013-1A, Class D, 3.78%, 7/17/25 (b)(c)		500	483,300
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.46%, 10/25/25 (b)(c)		750	708,084
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	501,330
Symphony CLO Ltd., Series 2012-9A, Class D, 4.53%, 4/16/22 (b)(c)		775	776,715
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (b)(c)		700	689,500
Voya CLO, Ltd., Series 2014-4A, Class SUB, 4.28%, 10/14/26 (c)		1,000	955,300

			12,247,269
Total Asset-Backed Securities — 3.5%			12,247,269

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		600	609,000
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		1,585	1,632,550

			2,241,550
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	USD	410	412,050
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		581	575,567
E*Trade Financial Corp., 0.00%, 8/31/19 (c)(d)(e)		439	1,234,209

			1,809,776
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.01%, 12/01/17 (b)		179	179,448
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		357	363,524

			542,972
Communications Equipment — 0.2%
Altice Financing SA, 6.63%, 2/15/23 (c)		335	345,050
Avaya, Inc., 7.00%, 4/01/19 (c)		232	233,160

			578,210
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		237	239,962
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.27%, 12/15/19 (b)(c)		700	690,375
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)		607	611,553
6.13%, 1/15/21		337	356,799
5.13%, 5/01/23 (c)		645	643,387

			1,611,739
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC, 8.13%, 6/15/21 (c)(f)		190	192,850
Health Care Providers & Services — 0.4%
Care UK Health & Social Care PLC, 5.57%, 7/15/19 (b)	GBP	482	712,125
DaVita HealthCare Partners, Inc., 5.00%, 5/01/25	USD	375	374,297
Tenet Healthcare Corp., 5.50%, 3/01/19 (c)		397	399,481

			1,485,903
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 11/03/15 (a)(g)		400	—
Media — 0.2%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		248	256,060
Numericable Group SA, 6.00%, 5/15/22 (c)		512	524,480

			780,540
Metals & Mining — 0.1%
Novelis, Inc., 8.38%, 12/15/17		155	161,200
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., 5.50%, 9/15/21		300	284,250
CONSOL Energy, Inc., 5.88%, 4/15/22		380	348,650
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		385	396,935

			1,029,835
Pharmaceuticals — 0.7%
Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (c)		630	646,144
Valeant Pharmaceuticals International, Inc. (c):
5.38%, 3/15/20		860	882,037
5.88%, 5/15/23		515	528,519
6.13%, 4/15/25		285	294,084

			2,350,784

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Road & Rail — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)	USD	480	$477,600
Wireless Telecommunication Services — 0.8%
Communications Sales & Leasing, Inc., 6.00%, 4/15/23 (c)		295	296,183
Digicel Group Ltd., 8.25%, 9/30/20 (c)		830	856,062
Sprint Communications, Inc., 7.00%, 3/01/20 (c)		1,465	1,620,656
T-Mobile USA, Inc., 6.13%, 1/15/22		135	139,219

			2,912,120
Total Corporate Bonds — 5.1%			17,517,466

Floating Rate Loan Interests (b)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		1,796	1,813,455
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,338	1,340,482
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		725	761,250
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		508	509,515
Term Loan D, 3.75%, 6/04/21		521	521,875
TransUnion LLC, Term Loan, 4.00%, 4/09/21		2,886	2,897,567

			7,844,144
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		423	395,607
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		441	413,013
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		69	64,691
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		609	569,674

			1,442,985
Airlines — 0.4%
Northwest Airlines, Inc.:
2.25%, 3/10/17		316	308,890
1.63%, 9/10/18		337	322,279
1.64%, 9/10/18		170	163,094
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		693	693,173

			1,487,436
Auto Components — 3.7%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,506	1,486,378
2nd Lien Term Loan, 10.50%, 1/29/18		546	515,970
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		960	961,097
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		894	886,317
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		5,393	5,392,900
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		1,421	1,432,896
GPX International Tire Corp., Term Loan (a)(g):
PIK, 13.00%, 3/30/2012		4	—
12.25%, 3/31/2012		274	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		1,230	1,239,791
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		910	892,188

			12,807,537
Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18	USD	500	500,305
3.50%, 5/24/17		859	859,579

			1,359,884
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		869	872,259
2nd Lien Term Loan, 8.25%, 6/03/21		183	183,829

			1,056,088
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 10.25%, 3/01/2011 (a)(g)		1,000	—
Building Products — 4.0%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		867	866,636
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,672	3,653,648
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		886	861,684
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		410	411,815
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,059	1,056,652
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,870	1,891,353
Nortek, Inc., Term Loan, 3.75%, 10/30/20		1,270	1,264,683
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		614	613,033
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,046	1,049,253
United Subcontractors, Inc., Term Loan, 4.28%, 6/30/15		214	210,136
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		509	507,713
Term Loan B, 4.00%, 10/31/19		1,520	1,517,476

			13,904,082
Capital Markets — 0.4%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		799	764,688
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		486	485,947

			1,250,635
Chemicals — 4.7%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		589	592,191
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		305	307,259
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,186	1,188,575
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		71	71,240
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		720	724,190
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		141	140,806
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		691	688,385
2nd Lien Term Loan, 8.25%, 6/02/20		295	289,089
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		1,251	1,227,923
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		518	519,143
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/10/20		445	446,273

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	27

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Chemicals (concluded)
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20	USD	1,722	$1,736,591
Term Loan B2, 4.75%, 6/07/20		458	462,944
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		1,259	1,264,344
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		844	832,621
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	781,625
Term Loan B2, 4.25%, 1/15/20		1,409	1,378,618
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		410	411,563
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		940	943,801
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	1,022,474
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		349	347,916
Trinseo Materials Operating SCA, Term Loan B, 4.25%, 10/13/21		345	346,401
Univar, Inc., Term Loan B, 5.00%, 6/30/17		598	600,079

			16,324,051
Commercial Services & Supplies — 6.3%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,854	1,848,364
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,698	1,704,290
Term Loan F, 3.25%, 2/24/21		527	527,337
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,295	2,269,631
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,766	2,788,283
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		1,836	1,847,031
2nd Lien Term Loan, 8.00%, 5/14/22		900	898,875
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		638	644,388
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		549	555,483
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		821	820,593
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,439	1,430,148
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		806	795,579
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,371	3,374,090
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		518	518,632
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		561	565,574
West Corp., Term Loan B10, 3.25%, 6/30/18		1,405	1,406,750

			21,995,048
Communications Equipment — 3.5%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		507	507,770
2nd Lien Term Loan, 8.00%, 8/01/22		3,285	3,314,762
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		871	872,948
2nd Lien Term Loan, 7.50%, 1/24/22		230	231,295
Avaya, Inc., Term Loan B7, 6.25%, 4/30/20		1,735	1,718,014
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		416	415,912
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		370	373,885
Telesat Canada, Term Loan A, 4.10%, 3/24/17	CAD	2,417	1,998,514
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,722	2,721,887

			12,154,987
Floating Rate Loan Interests (b)	Par (000)		Value
Construction & Engineering — 0.4%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21	USD	514	519,105
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		745	749,343

			1,268,448
Construction Materials — 1.7%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		583	585,894
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		4,443	4,456,959
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		450	451,627
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		394	388,460

			5,882,940
Containers & Packaging — 0.8%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		1,523	1,526,677
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		913	922,231
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		471	472,616

			2,921,524
Distributors — 0.9%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,795	1,798,131
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		950	961,068
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		489	460,647
VWR Funding, Inc., Term Loan, 3.43%, 4/03/17		31	30,930

			3,250,776
Diversified Consumer Services — 2.9%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,749	1,750,728
2nd Lien Term Loan, 8.00%, 8/13/21		864	866,280
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.50%, 1/30/20		319	321,594
Term Loan B, 4.00%, 1/30/20		1,471	1,476,184
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		354	355,883
Iglo Foods Midco Ltd., Term Loan B, 4.25%, 6/30/20	EUR	1,020	1,145,464
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	650	643,059
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		3,258	3,267,719
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		260	138,242

			9,965,153
Diversified Financial Services — 3.6%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		1,629	1,630,671
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		599	602,241
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,178	1,181,810
Onex Wizard US Acquisition, Inc., Term Loan, 5.25%, 3/13/22		1,270	1,283,754
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,899	3,935,723
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,555	1,562,436
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.50%, 12/02/18	EUR	878	993,834
TransFirst, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21	USD	829	834,952

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Diversified Financial Services (concluded)
TransFirst, Inc. (concluded):
2014 2nd Lien Term Loan, 9.00%, 11/12/22	USD	461	$464,362

			12,489,783
Diversified Telecommunication Services — 4.6%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		1,071	1,087,943
5.25%, 2/04/22		425	429,781
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		1,838	1,849,419
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		1,470	1,480,114
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,433	1,437,768
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		520	516,589
Term Loan B, 5.25%, 2/22/19		1,210	1,214,234
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		902	903,786
2020 Term Loan B, 4.00%, 1/15/20		4,685	4,695,260
Incremental Term Loan B5, 4.50%, 1/31/22		2,245	2,246,414

			15,861,308
Electric Utilities — 1.2%
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		136	121,985
2nd Lien Term Loan, 5.50%, 9/30/18		638	574,180
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		136	122,003
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		3,237	3,254,897

			4,073,065
Electrical Equipment — 0.7%
Southwire Co., Term Loan, 3.25%, 2/10/21		609	607,176
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,203	1,208,809
Extended Term Loan, 4.67%, 10/10/17 (a)(g)		1,050	649,089

			2,465,074
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20		1,750	1,747,337
Energy Equipment & Services — 1.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		2,539	2,553,416
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		209	211,500
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		2,946	2,906,586

			5,671,502
Food & Staples Retailing — 1.0%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		896	898,482
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		540	546,075
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,077	1,080,335
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,027	1,030,386

			3,555,278
Food Products — 3.3%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		512	514,761
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,813	1,814,645
Floating Rate Loan Interests (b)	Par (000)		Value
Food Products (concluded)
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18	USD	1,572	1,580,227
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		1,315	1,320,546
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		1,157	1,161,640
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,008	1,012,118
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		1,031	1,030,618
Term Loan G, 3.00%, 4/29/20		995	993,835
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		623	625,768
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		985	864,162
2nd Lien Term Loan, 10.75%, 11/01/19		725	551,000

			11,469,320
Health Care Equipment & Supplies — 4.9%
Auris Luxembourg III Sarl, Term Loan B, 5.50%, 1/17/22		765	771,694
Biomet, Inc., Term Loan B2, 3.68%, 7/25/17		1,361	1,361,201
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		946	947,449
DJO Finance LLC:
2015 Term Loan, 4.25%, 4/21/20		1,920	1,931,520
2017 Term Loan, 4.25%, 9/15/17		2,276	2,274,730
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,666	1,670,954
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,699	1,704,804
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,401	1,403,732
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		967	787,924
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,935	1,923,174
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,873	1,866,476
Sage Products Holdings III LLC, Refinancing Term Loan B2, 5.00%, 12/13/19		253	255,562

			16,899,220
Health Care Providers & Services — 8.3%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		293	296,321
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		900	899,037
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		900	877,500
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		1,789	1,795,249
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		645	645,866
Aspen Dental Management, Inc., 2015 Term Loan B, 5.50%, 4/10/22		525	527,956
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,044	1,047,817
Community Health Systems, Inc.:
Term Loan D, 4.25%, 1/27/21		4,774	4,802,310
Term Loan F, 3.43%, 12/31/18		986	990,997
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,102	1,100,775
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		950	957,125
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,890	5,905,979

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	29

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Health Care Providers & Services (concluded)
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20	USD	625	$626,451
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		906	909,958
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		527	537,512
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		170	171,753
HCA, Inc., Term Loan B5, 2.93%, 3/31/17		853	854,098
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,212	1,210,872
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		764	765,489
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		686	690,857
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		1,273	1,276,180
Tenet Healthcare Corp., Interim Term Loan, 4.50%, 3/22/16		1,400	1,400,000
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		534	536,090

			28,826,192
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 12/02/18		199	199,374
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,990	1,988,905
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,134	1,133,036

			3,321,315
Hotels, Restaurants & Leisure — 10.4%
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,465	1,473,138
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,804	1,745,095
Burger King Newco Unlimited Liability Co., 2014 Term Loan B, 4.50%, 12/12/21		3,400	3,436,805
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,662	3,499,893
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		980	985,729
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/25/20		410	412,024
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,088	1,093,466
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		580	585,440
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,388	2,395,785
Intrawest ULC, Term Loan, 4.75%, 12/09/20		775	778,823
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		5,005	5,018,861
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,725	1,726,197
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,149	2,147,839
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		906	908,640
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		784	789,367
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		305	306,306
Term Loan B, 4.00%, 2/19/19		1,410	1,416,375
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		932	940,847
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		3,225	3,242,968
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		2,040	2,059,328
Floating Rate Loan Interests (b)	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20	USD	472	471,495
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		570	572,298

			36,006,719
Household Products — 1.0%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,677	1,682,663
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		561	562,881
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		461	461,803
Term Loan C, 3.50%, 9/04/19		895	895,987

			3,603,334
Independent Power and Renewable Electricity Producers — 1.6%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		2,658	2,672,070
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		1,897	1,921,106
Term Loan C, 5.00%, 12/19/21		84	84,741
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,007	1,017,550

			5,695,467
Industrial Conglomerates — 0.4%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		1,501	1,358,935
Insurance — 2.2%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,098	1,098,753
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		619	624,318
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/28/18		1,367	1,363,209
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		975	926,713
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,163	1,155,561
2nd Lien Term Loan, 6.75%, 2/28/22		1,230	1,212,706
York Risk Services Holding Corp.isk Services Holding Corp., Term Loan B, 4.75%, 10/01/21		1,287	1,289,038

			7,670,298
Internet Software & Services — 2.1%
Dealertrack Technologies, Inc., Term Loan B, 3.25%, 2/28/21		1,163	1,162,117
Go Daddy Operating Co. LLC, Term Loan B, 4.50%, 5/13/21		1,563	1,573,614
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,419	3,439,172
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		770	694,872
2nd Lien Term Loan, 9.25%, 9/11/20		419	377,055

			7,246,830
IT Services — 3.4%
First Data Corp.:
2018 Extended Term Loan, 3.68%, 3/24/18		7,645	7,659,158
2018 Term Loan, 3.68%, 9/24/18		730	730,912
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,142	1,145,660
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		314	299,176
SunGard Data Systems, Inc.:
Term Loan C, 3.93%, 2/28/17		925	925,583
Term Loan E, 4.00%, 3/08/20		170	171,183
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,049	1,052,919

			11,984,591

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21	USD	977	$969,360
Machinery — 2.3%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	287,080
Refinancing Term Loan, 4.25%, 12/10/18		871	872,892
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		735	738,859
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		706	711,253
Term Loan B3, 4.25%, 8/30/20		209	210,860
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		791	791,089
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		499	502,067
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,490	1,494,210
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,783	1,738,420
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		698	702,152

			8,048,882
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/22/20		190	190,715
Media — 10.9%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		3,653	3,672,498
Term Loan, 0.00%, 7/03/15 (a)(g)		1,296	—
Clear Channel Communications, Inc., Term Loan D, 6.93%, 1/30/19		3,932	3,759,867
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		677	678,110
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,204	1,207,294
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		754	755,379
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,622	2,619,097
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22		910	912,275
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		300	301,302
MCC Iowa LLC:
Term Loan I, 2.65%, 6/30/17		665	663,313
Term Loan J, 3.75%, 6/30/21		323	322,663
Media General, Inc., Term Loan B, 4.25%, 7/31/20		1,607	1,617,851
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18		505	499,220
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		826	826,370
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,354	1,358,823
Term Loan B2, 4.50%, 5/21/20		1,171	1,175,568
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		348	347,846
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		1,816	1,814,768
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,137	1,133,907
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		2,905	2,918,009
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,339	3,340,918
Floating Rate Loan Interests (b)	Par (000)		Value
Media (concluded)
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	697	696,976
Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,701,551
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	2,398	2,408,816
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,108	1,108,083
Term Loan B2A, 3.50%, 1/15/22		719	718,841
Term Loan B3, 3.50%, 1/15/22		1,182	1,182,236

			37,741,581
Metals & Mining — 0.8%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	228,563
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,571	1,572,582
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		816	815,715

			2,616,860
Multiline Retail — 2.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,117	1,115,057
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		3,069	3,084,845
2nd Lien Term Loan, 8.50%, 3/26/20		375	378,829
Dollar Tree, Inc., Term Loan B, 4.25%, 3/09/22		1,270	1,285,723
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		367	368,858
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,633	1,636,288

			7,869,600
Oil, Gas & Consumable Fuels — 4.6%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		565	465,119
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,126	837,279
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,237	1,246,177
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		2,263	1,828,576
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,170	1,154,649
Fieldwood Energy LLC, 1st Lien Term Loan, 3.88%, 9/28/18		588	569,334
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	549,540
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		226	224,457
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		66	42,846
Packers Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,002	1,011,259
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	868,244
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		555	541,125
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	278,944
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,097	1,086,277
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		162	151,646
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		715	706,561
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		576	564,137
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		683	688,412

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	31

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21	USD	983	$999,427
Veresen Midstream Limited Partnership, Term Loan B, 6.00%, 3/31/22		1,025	1,035,250
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,037	1,042,059

			15,891,318
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		248	249,118
Pharmaceuticals — 6.8%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,358	1,359,031
Amneal Pharmaceuticals LLC, Term Loan:
Incremental, 4.50%, 11/01/19		400	401,500
5.00%, 11/01/19		633	637,430
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		508	508,935
Concordia Healthcare Corp., Term Loan B, 4.75%, 3/30/22		520	523,900
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		713	712,358
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.18%, 2/27/21		2,606	2,611,523
Horizon Pharma Holdings USA, Inc., Term Loan B, 5.00%, 4/22/21		335	337,094
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		1,543	1,542,410
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		876	876,449
Term Loan B, 3.25%, 3/19/21		1,406	1,404,577
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		2,264	2,266,080
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		2,924	2,936,179
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		1,261	1,260,981
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		975	977,890
Series D2 Term Loan B, 3.50%, 2/13/19		943	945,844
Series E Term Loan B, 3.50%, 8/05/20		1,158	1,161,049
Series F1 Term Loan B, 4.00%, 4/01/22		3,069	3,088,762

			23,551,992
Professional Services — 2.2%
Acosta Holdco, Inc., 2014 Term Loan, 4.25%, 9/26/21		833	841,928
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,309	1,312,651
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	466,744
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,251	1,254,325
Intertrust Group Holding BV:
2nd Lien Term Loan, 8.00%, 4/16/22		625	625,587
Term Loan B4, 4.27%, 4/16/21	EUR	988	1,119,462
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	1,107	1,107,400
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,025	1,025,137

			7,753,234
Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,396	1,404,445
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		1,314	1,325,631
Floating Rate Loan Interests (b)	Par (000)		Value
Real Estate Management & Development (concluded)
Realogy Corp.:
Extended Letter of Credit, 0.02%, 10/10/16	USD	109	108,050
Term Loan B, 3.75%, 3/05/20		2,869	2,879,245

			5,717,371
Road & Rail — 1.2%
Coyote Logistics LLC, Term Loan, 6.25%, 3/26/22		750	754,065
Hertz Corp., Term Loan B2, 3.50%, 3/11/18		883	882,764
PODS LLC, 1st Lien Term Loan, 5.25%, 2/02/22		650	657,312
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,233	1,216,379
2nd Lien Term Loan, 7.75%, 9/21/21		600	550,500

			4,061,020
Semiconductors & Semiconductor Equipment — 1.8%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		2,867	2,878,831
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,161	2,169,095
Term Loan B5, 5.00%, 1/15/21		428	431,959
NXP BV, Term Loan D, 3.25%, 1/11/20		857	856,144

			6,336,029
Software — 3.5%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	402,000
Term Loan B, 4.25%, 11/01/19		1,036	1,036,754
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		522	520,849
Term Loan B5, 3.75%, 6/03/20		2,631	2,625,558
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		540	507,140
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		307	308,818
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,122,283
Initial Incremental Term Loan, 4.50%, 10/30/19		896	900,954
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		1,330	1,333,519
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	997,000
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		1,937	1,942,309
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		195	197,560
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		350	350,875

			12,245,619
Specialty Retail — 4.6%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,251	1,256,302
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		800	805,824
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,563	1,558,008
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,218	1,219,501
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,772	1,780,222
Term Loan B, 3.75%, 1/28/20		894	896,061
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,609	2,615,385
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		1,819	1,825,004
PetSmart, Inc., 1st Lien Term Loan, 5.00%, 3/11/22		3,155	3,192,324
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		936	790,727

			15,939,358

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)	Par (000)		Value
Technology Hardware, Storage & Peripherals — 0.6%
Dell, Inc.:
Term Loan C, 3.75%, 10/29/18	USD	977	$979,320
Term Loan B, 4.50%, 4/29/20		1,213	1,217,108

			2,196,428
Textiles, Apparel & Luxury Goods — 1.8%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		1,312	1,315,029
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,395	1,241,148
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		1,465	1,371,061
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		1,330	1,330,283
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,015	1,020,590

			6,278,111
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 3/19/22		695	702,572
Wireless Telecommunication Services — 1.0%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 9/30/22		820	817,950
Crown Castle Operating Co., Term Loan B2, 3.00%, 1/31/21		1,205	1,205,160
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,601	1,599,473

			3,622,583
Total Floating Rate Loan Interests — 131.6%			456,843,037

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		813	831,763
Investment Companies		Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	$502
Eaton Vance Senior Income Trust		8,925	58,459
Total Investment Companies — 0.0%			58,961

Other Interests (h)		Beneficial Interest (000)	Value
Auto Components — 0.0%
Lear Corp. Escrow	USD	500	4,375
Construction Materials — 0.1%
USI Senior Holdings		8	169,417
Total Other Interests — 0.1%			173,792

Warrants (i)		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
Expires 07/01/19		195	—
Expires 07/01/20		292	—
Expires 07/02/18		181	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	12,506

			12,506
Total Warrants — 0.0%			12,506
Total Long-Term Investments (Cost — $491,537,364) — 141.3%			490,280,547
Options Purchased (Cost — $25,422) — 0.0%			—
Total Investments (Cost — $491,562,786) — 141.3%			490,280,547
Liabilities in Excess of Other Assets — (41.3)%			(143,238,644)

Net Assets — 100.0%			$347,041,903

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Credit Suisse Securities (USA) LLC	$192,850	$2,850

(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	33

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,630,534	(2,630,534)	—	$196

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	280,000	USD	228,227	JPMorgan Chase Bank N.A.	7/21/15	$3,592
USD	1,884,867	CAD	2,309,000	Royal Bank of Canada	7/21/15	(26,815)
USD	2,642,243	EUR	2,455,000	UBS AG	7/21/15	(117,177)
USD	1,947,277	GBP	1,317,000	Barclays Bank PLC	7/21/15	(73,244)
Total						$(213,644)

•	As of April 30, 2015, OTC options purchased outstanding were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	26	—

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of April 30, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$1,881,791	—	$713,962	$2,595,753
Asset-Backed Securities	—	$8,071,969	4,175,300	12,247,269
Corporate Bonds	—	16,941,899	575,567	17,517,466
Floating Rate Loan Interests	—	431,947,151	24,895,886	456,843,037
Non-Agency Mortgage-Backed Securities	—	831,763	—	831,763
Investment Companies	58,961	—	—	58,961
Other Interests	—	169,417	4,375	173,792
Warrants	—	—	12,506	12,506

Total	$1,940,752	$457,962,199	$30,377,596	$490,280,547

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$3,592	—	$3,592
Liabilities:
Foreign currency exchange contracts	—	(217,236)	—	(217,236)

Total	—	$(213,644)	—	$(213,644)

[1] Derivative financial instruments are forward foreign currency exchange contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,413,903	—	—	$4,413,903
Foreign currency at value	43,558	—	—	43,558
Liabilities:
Bank borrowings payable	—	$(141,000,000)	—	(141,000,000)

Total	$4,457,461	$(141,000,000)	—	$(136,542,539)

During the six months ended April 30, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2014	$715,650	$153,282	$560,826	$37,080,633	$4,375	$1,214	$38,515,980
Transfers into Level 3[1]	466,391	541,118	—	8,945,478	—	8,274	9,961,261
Transfers out of Level 3[2]	—	—	—	(22,900,584)	—	—	(22,900,584)
Accrued discounts/premiums	6,031	—	(267)	26,329	—	—	32,093
Net realized gain (loss)	—	—	—	(120,886)	—	(4,686)	(125,572)
Net change in unrealized appreciation (depreciation)[3,4]	84,228	19,562	(11,100)	(3,216)	—	11,069	100,543
Purchases	2,903,000	—	26,108	7,272,319	—	—	10,201,427
Sales	—	—	—	(5,404,187)	—	(3,365)	(5,407,552)

Closing Balance, end of period April 30, 2015	$4,175,300	$713,962	$575,567	$24,895,886	$4,375	$12,506	$30,377,596

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015[4]	$84,227	$19,563	$(11,100)	$(113,213)	—	$4,233	$(16,290)

1  As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of April 30, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $9,961,261 transferred from Level 2 to Level 3 in the disclosure hierarchy.

2  As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $22,900,584 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4] Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	35

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.48%, 2/25/36 (a)	USD	6,775	$5,979,527
Adirondack Park CLO Ltd., Series 2013-1A (a)(b):
Class D, 3.93%, 4/15/24 (c)		3,250	3,185,866
Class E, 4.93%, 4/15/24		2,000	1,824,510
ALM Loan Funding, Series 2013-7RA (a)(b):
Class C, 3.73%, 4/24/24 (c)		4,000	3,916,692
Class D, 5.28%, 4/24/24		1,000	953,464
ALM V Ltd., Series 2012-5A, Class C, 4.76%, 2/13/23 (a)(b)(c)		4,000	4,000,045
ALM XIV Ltd., Series 2014-14A, Class C, 3.73%, 7/28/26 (a)(b)(c)		3,610	3,452,155
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (b)		2,000	2,162,752
AMMC CDO, Series 2015-16A, Class C, 3.37%, 4/14/27 (a)(b)(d)		1,250	1,237,500
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.01%, 5/10/25 (a)(b)(c)		1,000	978,274
Anchorage Capital CLO 3 Ltd., 3.28%, 4/28/26		1,000	982,330
Anchorage Capital CLO 6, Ltd., Series 2015-6A (a)(b):
Class C, 3.13%, 4/15/27		1,000	977,300
Class D, 3.68%, 4/15/27		1,000	942,900
Apidos CDO, Series 2012-9AR, Class CR, 3.18%, 7/15/23 (a)(b)(c)		1,250	1,250,000
Apidos CLO XII, Series 2013-12A, Class D, 3.33%, 4/15/25 (a)(b)(c)		1,000	946,880
Atrium X, Series 10A (a)(b):
Class D, 3.78%, 7/16/25 (c)		1,000	971,200
Class E, 4.78%, 7/16/25		2,000	1,817,962
Benefit Street Partners CLO Ltd., Series 2012-IA, Class C, 4.78%, 10/15/23 (a)(b)(c)		2,750	2,762,395
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.78%, 7/15/24 (a)(b)(c)		1,750	1,671,538
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class D, 3.83%, 10/20/26 (a)(b)(c)		2,750	2,651,705
Benefit Street Partners CLO VI, Ltd., Series 2015-VIA (a)(b):
Class B, 3.20%, 4/18/27		1,000	987,200
Class C, 3.85%, 4/18/27 (c)		1,000	964,100
Betony CLO, Ltd., Series 2015-1A (a)(b):
Class C, 3.41%, 4/15/27		1,000	997,500
Class D, 3.86%, 4/15/27		1,000	958,750
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.32%, 4/17/25 (a)(b)(c)		1,250	1,159,384
C-BASS Trust, Series 2006-CB7, Class A4, 0.33%, 10/25/36 (a)		9,821	6,879,422
Carlyle Global Market Strategies CLO 2012-1 LLC, Series 2012-1AR, Class DR, 4.02%, 4/20/22 (a)(b)		1,000	1,000,000
Carlyle Global Market Strategies CLO Ltd., Class D (a)(b)(c):
Series 2012-4A, 4.78%, 1/20/25		2,350	2,353,260
Series 2013-2A, 4.03%, 4/18/25		1,250	1,232,514
Carrington Mortgage Loan Trust, Series 2006-FRE2 (a):
Class A2, 0.30%, 10/25/36		6,943	4,139,345
Class A5, 0.26%, 10/25/36		7,362	4,379,842
Central Park CLO Ltd., Series 2011-1A, Class D, 3.48%, 7/23/22 (a)(b)(c)		2,250	2,247,551
CIFC Funding Ltd. (a)(b):
Series 2012-1AR, Class B1R, 4.41%, 8/14/24 (c)		2,000	2,000,802
Series 2013-2A, Class B1L, 3.88%, 4/21/25 (c)		1,000	973,758
Series 2014-3A, Class D, 3.68%, 7/22/26		480	457,304
Asset-Backed Securities	Par (000)		Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2, 0.66%, 9/25/35 (a)	USD	4,800	$4,516,574
Countrywide Asset-Backed Certificates, Series 2006-BC5, Class 2A3, 0.35%, 3/25/37 (a)		4,644	4,556,990
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		3,746	3,813,941
Fieldstone Mortgage Investment Trust, Series 2006-3, Class 2A3, 0.34%, 11/25/36 (a)		12,924	7,573,127
Flatiron CLO Ltd., Series 2012-1A, Class C, 4.78%, 10/25/24 (a)(b)(c)		1,375	1,376,394
Fremont Home Loan Trust, Class 2A3 (a):
Series 2006-A, 0.34%, 5/25/36		27,099	15,600,729
Series 2006-D, 0.33%, 11/25/36		25,062	12,096,702
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.58%, 4/25/25 (a)(b)		1,250	1,205,458
GSAMP Trust (a):
Series 2005-AHL2, Class A2C, 0.42%, 12/25/35		5,918	5,386,488
Series 2006-FM2, Class A2C, 0.33%, 9/25/36		12,660	5,899,771
Series 2007-FM2, Class A2B, 0.27%, 1/25/37		9,228	5,472,287
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.78%, 4/15/25 (a)(b)(c)		2,000	1,860,000
Highbridge Loan Management 4-2014, Ltd., Series 4A-2014, Class B, 3.28%, 7/28/25 (a)(b)(c)		2,500	2,454,192
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.35%, 4/25/37 (a)		15,542	10,262,941
ING IM CLO Ltd., Series 2013-2A, Class C, 3.78%, 4/25/25 (a)(b)(c)		1,000	968,891
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.26%, 11/05/24 (a)(b)(c)		2,550	2,550,000
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.78%, 7/15/26 (a)(b)		1,335	1,278,205
Madison Park Funding Ltd. (a):
Series 2012-10A, Class D, 4.53%, 1/20/25 (b)(c)		1,000	1,000,230
Series 2012-8X, Class E, 5.63%, 4/22/22		3,000	2,949,677
Madison Park Funding XV, Ltd., Series 2014-15A, Class B1, 3.46%, 1/27/26 (a)(b)(c)		1,600	1,604,713
Madison Park Funding XVI, Ltd., Series 2015-16A (a)(b):
Class B, 3.30%, 4/20/26		1,000	990,100
Class C, 4.00%, 4/20/26		1,000	972,900
Mastr Asset-Backed Securities Trust (a):
Series 2006-HE2, Class A3, 0.33%, 6/25/36		12,949	7,198,140
Series 2006-WMC2, Class A5, 0.43%, 4/25/36		9,458	4,476,533
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.33%, 11/25/36 (a)		15,991	8,494,426
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.28%, 1/15/24 (a)(b)(c)		1,000	991,565
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.62%, 7/17/25 (a)(b)(c)		2,250	2,138,134
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.90%, 11/14/26 (a)(b)		1,000	968,178

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)			Value
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.26%, 11/20/23 (a)(b)(c)	USD	3,000		$2,999,931
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.63%, 3/18/26 (b)		5,075		5,224,916
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.78%, 7/22/25 (a)(b)(c)		1,250		1,192,464
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (a)(b)(c)		2,000		2,005,319
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.27%, 12/15/22 (a)(b)		1,500		1,513,636
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (e)		4,779		3,163,805
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.58%, 9/25/47 (a)		5,000		3,495,530
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (b)(f)		—	(g)	3,852,923
Symphony CLO, Ltd., Series 2012-10AR, Class CR, 3.12%, 7/23/23 (a)(b)		1,500		1,500,000
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.02%, 10/17/26 (a)(b)		3,500		3,445,750
TICP CLO II, Ltd., 3.38%, 7/20/27 (d)		1,000		993,500
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (a)(b)		1,500		1,477,500
Tyron Park CLO Ltd., Series 2013-1A (a)(b):
Class C, 3.75%, 7/15/25 (c)		1,250		1,210,576
Class D, 4.65%, 7/15/25		1,000		896,368
Venture XX CLO, Ltd., Series 2015-20A (a)(b):
Class C, 3.43%, 4/15/27		1,000		993,300
Class D, 4.13%, 4/15/27		1,000		967,000
Voya CLO, Ltd., Series 2012-2AR, Class CR, 3.22%, 10/15/22 (a)(b)		1,350		1,350,000
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.42%, 5/25/47 (a)		11,451		7,487,683
Total Asset-Backed Securities — 31.1%				235,823,214

Corporate Bonds
Airlines — 5.1%
Air Canada Pass-Through Trust, Series 2013-1 (b)(c):
Class B, 5.38%, 11/15/22		3,139		3,319,274
Class C, 6.63%, 5/15/18		761		808,106
American Airlines Pass-Through Trust (c):
Series 2013-1, Class C, 6.13%, 7/15/18 (b)		1,500		1,575,000
Series 2013-2, Class A, 4.95%, 7/15/24		2,290		2,498,410
Series 2013-2, Class B, 5.60%, 1/15/22 (b)		2,665		2,794,993
Series 2013-2, Class C, 6.00%, 1/15/17 (b)		2,800		2,842,000
Continental Airlines Pass-Through Trust (c):
Series 2003-ERJ1, 7.88%, 1/02/20		6,184		6,531,948
Series 2007-1, Class B, 6.90%, 10/19/23		3,409		3,668,643
Series 2012-1, Class B, 6.25%, 10/11/21		458		489,389
Series 2012-3, Class C, 6.13%, 4/29/18		678		718,680
Delta Air Lines Pass-Through Trust, Class B (c):
Series 2007-1, 8.02%, 2/10/24		2,224		2,596,261
Series 2012-1, 6.88%, 5/07/19 (b)		4,084		4,522,549
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24 (c)		2,750		2,832,500
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23 (c)		3,066		3,212,030

				38,409,783
Corporate Bonds	Par (000)			Value
Auto Components — 1.2%
Dana Holding Corp., 6.75%, 2/15/21 (c)	USD	1,257		$1,327,706
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (c):
3.50%, 3/15/17		170		170,850
4.88%, 3/15/19		2,898		2,952,772
6.00%, 8/01/20		2,174		2,285,852
5.88%, 2/01/22		1,334		1,378,889
Schaeffler Finance BV, 4.75%, 5/15/21 (b)(c)		1,045		1,068,513

				9,184,582
Automobiles — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (c)		1,212		1,269,631
General Motors Co. (c):
3.50%, 10/02/18		2,669		2,746,481
6.25%, 10/02/43		2,194		2,618,574

				6,634,686
Banks — 2.5%
CIT Group, Inc., 5.25%, 3/15/18 (c)		9,558		9,906,867
Fifth Third Bancorp, 5.10% (a)(c)(h)		5,000		4,760,000
Rizal Commercial Banking Corp., 4.25%, 1/22/20		100		104,704
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (b)		5,000		4,000,000

				18,771,571
Building Products — 0.8%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)(c)		375		386,250
Builders FirstSource, Inc., 7.63%, 6/01/21 (b)(c)		1,100		1,146,750
Building Materials Corp. of America, 6.75%, 5/01/21 (b)(c)		3,125		3,320,313
Cemex SAB de CV, 5.88%, 3/25/19 (b)(c)		200		206,400
USG Corp., 9.75%, 1/15/18 (c)		572		662,090

				5,721,803
Capital Markets — 0.5%
AE-Rotor Holding BV, 4.97%, 3/28/18 (c)		1,600		1,664,672
American Capital Ltd., 6.50%, 9/15/18 (b)(c)		700		728,088

				2,392,760
Chemicals — 0.0%
PetroLogistics LP/PetroLogistics Finance Corp., 6.25%, 4/01/20 (c)		246		264,472
Commercial Services & Supplies — 1.5%
ARAMARK Corp., 5.75%, 3/15/20 (c)		672		700,560
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)(c)		5,000		5,807,250
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)(c)		207		197,685
United Rentals North America, Inc. (c):
8.25%, 2/01/21		1,942		2,094,932
7.63%, 4/15/22		2,440		2,690,100

				11,490,527
Communications Equipment — 0.7%
Alcatel-Lucent USA, Inc., 8.88%, 1/01/20 (b)(c)		942		1,038,555
Avaya, Inc., 7.00%, 4/01/19 (b)(c)		691		694,455
Zayo Group LLC/Zayo Capital, Inc., 10.13%, 7/01/20 (c)		3,257		3,696,695

				5,429,705
Construction & Engineering — 0.3%
Alam Synergy Property Ltd., 6.95%, 3/27/20 (c)		2,000		1,940,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (b)(c)		183		186,678

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	37

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Construction & Engineering (concluded)
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)(c)	USD	290	$293,625

			2,420,303
Construction Materials — 1.3%
HD Supply, Inc. (c):
11.00%, 4/15/20		2,900	3,291,500
7.50%, 7/15/20		6,388	6,851,130

			10,142,630
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (c)		652	681,340
Diversified Consumer Services — 0.1%
APX Group, Inc., 6.38%, 12/01/19 (c)		289	288,278
Laureate Education, Inc., 10.00%, 9/01/19 (b)(c)		395	385,125

			673,403
Diversified Financial Services — 3.2%
Aircastle Ltd., 6.25%, 12/01/19 (c)		2,624	2,896,240
Ally Financial, Inc., 8.00%, 11/01/31 (c)		9,315	11,690,325
DPL, Inc., 6.50%, 10/15/16 (c)		112	117,600
General Motors Financial Co., Inc. (c):
3.25%, 5/15/18		235	240,339
4.25%, 5/15/23		326	336,497
Intesa Sanpaolo SpA, 5.02%, 6/26/24 (b)(c)		2,290	2,306,751
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (b)(c)		845	834,438
Reynolds Group Issuer, Inc. (c):
9.88%, 8/15/19		979	1,043,247
5.75%, 10/15/20		4,941	5,163,345

			24,628,782
Diversified Telecommunication Services — 3.2%
AT&T, Inc., 4.75%, 5/15/46 (d)		2,545	2,488,084
CenturyLink, Inc., Series V, 5.63%, 4/01/20 (c)		834	878,611
Cequel Communications Escrow 1 LLC/Cequel Capital Corp., 6.38%, 9/15/20 (b)(c)		662	697,582
Consolidated Communications, Inc., 10.88%, 6/01/20 (c)		1,264	1,425,160
Level 3 Communications, Inc., 8.88%, 6/01/19 (c)		1,234	1,292,615
Level 3 Financing, Inc., 8.13%, 7/01/19 (c)		7,722	8,115,822
Verizon Communications, Inc., 6.55%, 9/15/43 (c)		6,500	8,132,897
Windstream Corp. (c):
7.75%, 10/15/20		450	462,375
6.38%, 8/01/23		555	489,788

			23,982,934
Electric Utilities — 0.7%
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20 (c)		5,000	5,062,500
Energy Equipment & Services — 0.8%
MEG Energy Corp., 6.50%, 3/15/21 (b)(c)		3,586	3,541,175
Peabody Energy Corp. (c):
6.00%, 11/15/18		176	138,710
6.25%, 11/15/21		3,625	2,175,000

			5,854,885
Food & Staples Retailing — 0.1%
Rite Aid Corp. (c):
6.75%, 6/15/21		329	348,329
6.13%, 4/01/23 (b)		177	183,416

			531,745
Food Products — 0.2%
Barry Callebaut Services NV, 5.50%, 6/15/23 (b)		1,200	1,281,000
Smithfield Foods, Inc., 5.88%, 8/01/21 (b)(c)		307	322,350

			1,603,350
Corporate Bonds	Par (000)		Value
Health Care Equipment & Supplies — 1.2%
Biomet, Inc. (c):
6.50%, 8/01/20	USD	5,795	$6,135,456
6.50%, 10/01/20		2,904	3,041,940

			9,177,396
Health Care Providers & Services — 4.0%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22 (c)		3,548	3,765,315
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (c)		2,500	2,544,062
HCA, Inc. (c):
6.50%, 2/15/20		7,143	8,143,020
5.88%, 3/15/22		124	138,725
4.75%, 5/01/23		161	169,050
Hologic, Inc., 6.25%, 8/01/20 (c)		3,216	3,332,580
Tenet Healthcare Corp. (c):
6.25%, 11/01/18		6,087	6,587,656
6.00%, 10/01/20		1,150	1,227,625
8.13%, 4/01/22		4,137	4,514,501

			30,422,534
Hotels, Restaurants & Leisure — 2.9%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope, 8.00%, 10/01/20 (c)		2,773	2,773,000
Enterprise Inns PLC, 6.00%, 10/06/23	GBP	3,320	5,083,611
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		2,509	4,034,611
Series M, 7.40%, 3/28/24		6,400	10,118,717

			22,009,939
Household Durables — 0.9%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)(c)	USD	2,750	2,880,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (b)(c)		750	776,250
Standard Pacific Corp., 8.38%, 1/15/21 (c)		2,000	2,340,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)(c)		177	177,443
Tri Pointe Holdings, Inc. (b)(c):
4.38%, 6/15/19		415	408,775
5.88%, 6/15/24		280	276,150

			6,859,243
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Corp. (c):
6.00%, 1/15/22 (b)		254	268,605
5.38%, 1/15/23		4,000	4,035,000
5.88%, 1/15/24 (b)		240	256,800
NRG Energy, Inc., 7.63%, 1/15/18 (c)		2,735	3,029,012
NRG REMA LLC, Series C, 9.68%, 7/02/26 (c)		1,750	1,898,750

			9,488,167
Insurance — 0.3%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (b)(c)		680	700,400
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)(c)		1,400	1,487,500

			2,187,900
Internet Software & Services — 0.0%
Equinix, Inc., 4.88%, 4/01/20 (c)		144	148,680
IT Services — 1.4%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (b)(c)		702	739,733
Epicor Software Corp., 8.63%, 5/01/19 (c)		425	444,125

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
First Data Corp. (b)(c):
7.38%, 6/15/19	USD	5,071	$5,267,501
6.75%, 11/01/20		3,111	3,313,215
SunGard Data Systems, Inc., 6.63%, 11/01/19 (c)		1,126	1,173,855

			10,938,429
Media — 6.7%
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23 (c)		3,000	3,250,500
Cablevision Systems Corp., 5.88%, 9/15/22 (c)		700	742,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23 (c)		7,029	6,947,815
Clear Channel Worldwide Holdings, Inc. (c):
7.63%, 3/15/20		5,274	5,550,885
6.50%, 11/15/22		2,573	2,720,947
Columbus International, Inc., 7.38%, 3/30/21 (b)(c)		1,560	1,698,450
DISH DBS Corp., 5.13%, 5/01/20 (c)		5,500	5,561,875
Gannett Co., Inc., 6.38%, 10/15/23 (c)		1,400	1,515,500
Gray Television, Inc., 7.50%, 10/01/20 (c)		891	946,687
iHeartCommunications, Inc., 9.00%, 12/15/19 (c)		700	692,125
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)(c)		1,000	1,005,000
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20		1,250	1,288,906
5.50%, 8/01/23		2,241	2,109,341
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (b)(c)		199	211,935
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (b)(c)		250	260,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)(c)		629	649,443
Numericable Group SA, 6.00%, 5/15/22 (b)(c)		3,000	3,073,125
Outfront Media Capital LLC/Outfront Media Capital Corp. (c):
5.25%, 2/15/22		3,117	3,226,095
5.63%, 2/15/24		94	97,878
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (b)(c)		630	674,888
Sirius XM Radio, Inc., 4.25%, 5/15/20 (b)(c)		994	989,030
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (b)(c)		5,287	5,531,524
Virgin Media Finance PLC, 6.38%, 4/15/23 (b)(c)		805	847,262
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)(c)		980	1,038,800

			50,630,011
Metals & Mining — 1.6%
ArcelorMittal, 6.13%, 6/01/18 (c)		1,900	2,028,250
Commercial Metals Co., 4.88%, 5/15/23 (c)		984	937,260
Novelis, Inc., 8.75%, 12/15/20 (c)		7,164	7,647,570
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (b)(c)		1,140	1,234,050

			11,847,130
Multiline Retail — 0.3%
The Neiman Marcus Group Ltd. (b)(c):
8.00%, 10/15/21		927	994,208
8.75%, (8.75% Cash or 9.50% PIK), 10/15/21 (i)		963	1,035,225

			2,029,433
Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Finance Corp., 5.38%, 11/01/21 (c)		284	286,840
Bonanza Creek Energy, Inc., 6.75%, 4/15/21 (c)		99	100,733
Chesapeake Energy Corp., 5.75%, 3/15/23 (c)		1,145	1,119,237
Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (b)(c)	USD	383	$396,405
Kinder Morgan Energy Partners LP (c):
6.55%, 9/15/40		300	326,264
5.00%, 8/15/42		1,130	1,055,743
5.00%, 3/01/43		570	532,224
Kinder Morgan, Inc., 5.63%, 11/15/23 (b)(c)		486	535,955
MIE Holdings Corp., 6.88%, 2/06/18 (c)		2,000	1,548,440
Pacific Drilling SA, 5.38%, 6/01/20 (b)(c)		267	226,283
Pertamina Persero PT, 5.63%, 5/20/43 (b)(c)		2,000	1,932,600
Range Resources Corp. (c):
5.00%, 8/15/22		91	92,365
5.00%, 3/15/23		211	214,165
Regency Energy Partners LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (c)		297	305,168
Rosetta Resources, Inc., 5.63%, 5/01/21 (c)		3,286	3,290,107
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22 (c)		752	789,600
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20 (b)		243	241,111
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21 (c)		703	731,120
Whiting Petroleum Corp., 5.00%, 3/15/19 (c)		878	875,805

			14,600,165
Pharmaceuticals — 0.8%
Forest Laboratories, Inc., 5.00%, 12/15/21 (b)(c)		718	793,728
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (b)(c)		1,094	1,118,615
Valeant Pharmaceuticals International, Inc. (b)(c):
6.75%, 8/15/18		1,807	1,913,161
6.75%, 8/15/21		1,276	1,336,610
5.63%, 12/01/21		1,182	1,211,550

			6,373,664
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19 (c)		1,261	1,306,711
Real Estate Management & Development — 3.9%
Caifu Holdings Ltd., 8.75%, 1/24/20 (c)		3,000	2,852,865
Kaisa Group Holdings Ltd., 10.25%, 1/08/20 (c)(j)(k)		2,000	1,120,000
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,050,000
Lodha Developers International, Ltd., 12.00%, 3/13/20		350	347,375
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (b)(c)		4,360	4,028,322
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,930	4,766,778
Series A6, 5.94%, 9/30/22		6,346	9,643,696
Realogy Corp., 7.63%, 1/15/20 (b)(c)	USD	2,454	2,613,510
Sparkle Assets Ltd., 6.88%, 1/30/20 (c)		2,000	2,095,400
Vingroup JSC, 11.63%, 5/07/18		250	270,941

			29,788,887
Road & Rail — 0.5%
The Hertz Corp. (c):
4.25%, 4/01/18		400	406,000
7.38%, 1/15/21		3,075	3,236,438

			3,642,438
Software — 0.4%
Nuance Communications, Inc., 5.38%, 8/15/20 (b)(c)		1,605	1,621,050
Rolta Americas LLC, 8.88%, 7/24/19		200	173,500
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (b)(c)		1,220	1,311,500

			3,106,050

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	39

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail — 0.2%
Party City Holdings, Inc., 8.88%, 8/01/20 (c)	USD	623	$673,619
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (c)		647	687,437

			1,361,056
Technology Hardware, Storage & Peripherals — 0.1%
Pacific Emerald Property Ltd., 9.75%, 7/25/18		1,000	1,062,500
Textiles, Apparel & Luxury Goods — 0.3%
Springs Industries, Inc., 6.25%, 6/01/21 (c)		1,434	1,417,868
The William Carter Co., 5.25%, 8/15/21 (c)		604	626,650

			2,044,518
Trading Companies & Distributors — 0.5%
Doric Nimrod Air Alpha 2013-1 Pass-Through Trust, 5.25%, 5/30/25 (b)(c)		2,739	2,910,280
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1, Class B, 6.50%, 5/30/21 (b)(c)		986	1,038,640

			3,948,920
Wireless Telecommunication Services — 4.0%
Crown Castle International Corp., 5.25%, 1/15/23 (c)		6,565	6,930,014
Digicel Ltd., 6.00%, 4/15/21 (b)(c)		5,000	4,853,550
Softbank Corp., 4.50%, 4/15/20 (b)(c)		1,500	1,535,625
Sprint Communications, Inc., 9.00%, 11/15/18 (b)(c)		8,131	9,251,533
Sprint Corp., 7.88%, 9/15/23 (c)		1,922	1,929,207
T-Mobile USA, Inc. (c):
6.63%, 4/28/21		3,820	4,030,100
6.73%, 4/28/22		945	995,794
6.84%, 4/28/23		610	645,075

			30,170,898
Total Corporate Bonds — 56.6%			427,026,430

Floating Rate Loan Interests (a)
Aerospace & Defense — 0.3%
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,925	1,933,231
Airlines — 0.4%
Delta Air Lines, Inc., 2016 Term Loan B2, 2.43%, 4/18/16		2,933	2,929,304
Auto Components — 0.3%
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,353	2,353,175
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		87	87,853
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		45	45,582

			133,435
Commercial Services & Supplies — 0.4%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		630	628,069
ARAMARK Corp., Term Loan E, 3.25%, 9/07/19		437	438,246
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,923	1,924,941

			2,991,256
Communications Equipment — 0.3%
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		1,910	1,910,217
Construction Materials — 0.3%
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		2,480	2,487,507
Floating Rate Loan Interests (a)	Par (000)		Value
Distributors — 0.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20	USD	591	$592,111
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc., Term Loan B, 4.00%, 1/30/20		489	490,426
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		235	125,036

			615,462
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc., 2020 Term Loan B, 4.00%, 1/15/20		2,275	2,279,982
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		294	293,599
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,611	1,620,372
Food Products — 0.2%
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,457	1,456,395
Health Care Equipment & Supplies — 0.1%
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		733	735,647
Hotels, Restaurants & Leisure — 3.3%
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,812	1,731,661
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.18%, 8/04/19		6,500	6,500,000
Hilton Los Cabos, B-Note, 8.18%, 9/18/18		5,375	5,375,000
Hilton Orlando, Mezzanine A3, 6.43%, 8/01/16		7,250	7,250,000
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		2,202	2,209,431
MGM Resorts International, Term Loan A, 2.93%, 12/20/17		1,222	1,221,875
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		911	916,329

			25,204,296
Insurance — 0.8%
Dallas Design District, Mezzanine Term Loan, 6.88%, 11/09/16		4,000	4,000,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		1,985	1,971,842

			5,971,842
IT Services — 0.4%
First Data Corp., 2018 Extended Term Loan, 3.68%, 3/24/18		3,000	3,005,640
SunGard Data Systems, Inc., Term Loan E, 4.00%, 3/08/20		227	228,244

			3,233,884
Machinery — 0.3%
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		843	842,778
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		1,144	1,115,325

			1,958,103
Media — 0.2%
Clear Channel Communications, Inc., Term Loan D, 6.93%, 1/30/19		675	645,570
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		490	490,223
Virgin Media Investment Holdings Ltd., Term Loan B, 3.50%, 6/07/20		598	598,630

			1,734,423

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
Oil, Gas & Consumable Fuels — 0.2%
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19	USD	1,176	$761,460
Power Buyer LLC:
1st Lien Term Loan, 4.25%, 5/06/20		681	680,349
Delayed Draw Term Loan, 4.25%, 5/06/20		36	36,420

			1,478,229
Pharmaceuticals — 0.1%
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		736	736,567
Real Estate Management & Development — 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20		877	880,201
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/20		490	491,885
Specialty Retail — 0.1%
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		978	979,932
Technology Hardware, Storage & Peripherals — 0.5%
Walton Portland Holdings VI LLC, Mezzanine Term Loan, 6.93%, 7/06/16		3,750	3,750,000
Total Floating Rate Loan Interests — 9.1%			68,751,055

Foreign Agency Obligations
Cyprus Government International Bond (b):
3.75%, 11/01/15	EUR	2,025	2,270,360
4.63%, 2/03/20		2,950	3,482,996
Iceland Government International Bond, 5.88%, 5/11/22 (c)	USD	3,415	3,956,916
Indonesia Government International Bond, 6.63%, 2/17/37 (b)		124	150,505
Mexican Bonos, 5.00%, 12/11/19	MXN	7,200	464,722
Mexico Government International Bond:
3.63%, 3/15/22	USD	78	80,535
4.00%, 10/02/23		118	124,018
Poland Government Bond, 3.25%, 7/25/25	PLN	660	193,003
Russian Federal Bond:
7.60%, 7/20/22	RUB	2,615	43,177
7.00%, 8/16/23		13,105	204,327
8.15%, 2/03/27		3,480	57,764
Slovenia Government International Bond, 5.85%, 5/10/23 (b)(c)	USD	766	907,434
Sri Lanka Government International Bond, 5.88%, 7/25/22 (c)		3,000	3,051,000
Total Foreign Agency Obligations — 2.0%			14,986,757

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 32.7%
Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.46%, 12/25/35 (a)(c)		4,499	3,915,407
Series 2005-9CB, Class 1A3, 0.63%, 5/25/35 (a)(c)		6,424	5,365,479
Series 2006-40T1, Class 2A5, 0.58%, 12/25/36 (a)		3,520	1,634,849
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		4,814	3,537,935
Series 2006-J7, Class 2A1, 2.20%, 11/20/36 (a)		10,096	7,229,006
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,749	2,144,435
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Alternative Loan Trust (concluded):
Series 2006-OA10, Class 2A1, 0.37%, 8/25/46 (a)	USD	9,673	$7,339,341
Series 2006-OA14, Class 3A1, 0.99%, 11/25/46 (a)		15,196	12,003,198
Series 2006-OA16, Class A2, 0.37%, 10/25/46 (a)		11,233	9,807,889
Series 2006-OA18, Class A1, 0.30%, 12/25/46 (a)		6,817	5,891,629
Series 2006-OA22, Class A1, 0.34%, 2/25/47 (a)		5,872	4,991,807
Series 2006-OA6, Class 1A1A, 0.39%, 7/25/46 (a)		12,216	9,006,934
Series 2006-OA8, Class 1A1, 0.37%, 7/25/46 (a)		4,023	3,256,332
Series 2007-12T1, Class A22, 5.75%, 6/25/37		7,758	6,449,633
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,764	3,183,408
Series 2007-22, Class 2A16, 6.50%, 9/25/37		12,687	10,124,625
Series 2007-23CB, Class A1, 6.00%, 9/25/37		11,514	10,234,606
Series 2007-4CB, Class 1A3, 0.53%, 4/25/37 (a)		7,354	5,419,837
Series 2007-OA2, Class 1A1, 0.98%, 3/25/47 (a)		7,270	5,442,463
Series 2007-OA6, Class A1A, 0.32%, 6/25/37 (a)		11,781	9,980,281
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.06%, 11/25/46 (a)		6,992	3,725,463
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.37%, 5/25/47 (a)		4,835	3,432,616
Banc of America Funding Trust, Series 2006-G, Class 2A1, 0.40%, 7/20/36 (a)		2,478	2,306,165
Bear Stearns ARM Trust, Series 2006-1, Class A1, 2.36%, 2/25/36 (a)(c)		4,505	4,491,848
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.42%, 3/25/36 (a)		15,182	12,898,722
Series 2007-J2, Class 2A1, 0.83%, 7/25/37 (a)		6,905	4,584,610
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,813	3,185,323
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.55%, 11/25/36 (a)		9,544	7,825,321
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.38%, 4/25/46 (a)		12,216	10,666,325
Fannie Mae Connecticut Avenue Securities, Class 1M2 (a):
Series 2014-C02, 2.78%, 5/25/24		10,000	9,277,550
Series 2014-C03, 3.18%, 7/25/24		11,000	10,538,022
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.40%, 6/25/37 (a)		7,465	6,245,121
GSR Mortgage Loan Trust (a):
Series 2005-AR3, Class 5A1, 2.67%, 5/25/35		3,738	3,628,894
Series 2005-AR6, Class 2A1, 2.68%, 9/25/35 (c)		2,553	2,559,035
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.61%, 11/05/30 (a)(b)(c)		5,000	5,115,390
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.46%, 5/26/37 (a)(b)		18,950	11,991,312

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	41

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (a)	USD	10,052	$5,649,617
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 0.78%, 8/25/36 (a)		8,672	3,407,939
Structured Asset Mortgage Investments II Trust, Series 2006-AR1, Class 3A1, 0.41%, 2/25/36 (a)		4,388	3,497,404
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 0.91%, 5/25/47 (a)		6,479	5,515,941

			247,501,712
Commercial Mortgage-Backed Securities — 16.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 5.87%, 9/15/18 (a)(b)		7,500	7,500,000
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 7/05/33 (a)(b)		2,000	2,003,040
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.33%, 11/15/44 (a)		3,372	3,503,377
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.42%, 12/15/27 (a)(b)		5,000	5,008,515
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (a)(b):
Class D, 2.92%, 6/15/31 (c)		3,000	2,989,281
Class E, 4.82%, 6/15/31		1,931	1,924,222
COMM 2014-FL5 Mortgage Trust, Series 2014-FL5, Class HFL1, 3.43%, 7/15/31 (a)(b)		6,057	5,814,130
Commercial Mortgage Pass-Through Certificates (a)(b):
Series 2013-FL3, Class MMHP, 3.78%, 10/13/28 (c)		4,000	4,029,456
Series 2013-LC13, Class D, 5.22%, 8/10/46 (c)		2,650	2,693,455
Series 2014-CR16, Class D, 5.07%, 4/10/47 (c)		2,000	1,971,774
Series 2014-KYO, Class F, 3.68%, 6/11/27		9,000	8,980,038
Series 2014-LC15, Class D, 5.11%, 4/10/47		3,000	2,903,157
Series 2014-PAT, Class E, 3.33%, 8/13/27		1,000	1,000,002
Series 2014-PAT, Class F, 2.62%, 8/13/27		3,000	2,848,653
Series 2014-PAT, Class G, 1.77%, 8/13/27		2,000	1,812,420
Commercial Mortgage Trust, Series 2007-GG11, Class AJ, 6.25%, 12/10/49 (a)		2,000	2,116,192
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,994,782
Del Coronado Trust, Series 2013-HDMZ, Class M, 5.18%, 3/15/18 (a)(b)		6,000	6,015,000
GS Mortgage Securities Trust (a):
Series 2006-GG6, Class AJ, 5.71%, 4/10/38 (c)		5,000	5,108,770
Series 2006-GG6, Class C, 5.74%, 4/10/38 (c)		6,480	6,523,143
Series 2014-GSFL, Class D, 4.08%, 7/15/31 (b)(c)		1,325	1,324,981
Series 2014-GSFL, Class E, 6.13%, 7/15/31 (b)		1,000	1,001,466
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b):
Series 2007-CB20, Class B, 6.38%, 2/12/51		1,000	1,016,802
Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Trust (a)(b) (concluded):
Series 2014-CBMZ, Class M, 6.41%, 10/15/19	USD	2,000	$2,003,400
Series 2014-DSTY, Class E, 3.93%, 6/10/27		5,000	4,667,255
LB-UBS Commercial Mortgage Trust (a):
Series 2006-C4, Class AJ, 6.05%, 6/15/38 (c)		5,000	5,226,030
Series 2007-C2, Class AM, 5.49%, 2/15/40 (c)		5,000	5,288,450
Series 2007-C7, Class B, 6.46%, 9/15/45		871	890,526
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.57%, 10/15/15 (a)	GBP	3,207	4,935,289
Madison Avenue Trust, Series 2013-650M, Class E, 4.17%, 10/12/32 (a)(b)	USD	5,000	4,939,060
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.43%, 8/27/24 (a)(b)		5,000	5,025,000
RBSSP Resecuritization Trust, Series 2013-5, Class 3A1, 0.53%, 1/26/36 (a)(b)		2,345	2,044,282
Talisman Finance PLC, Series 6, Class A, 0.19%, 10/22/16 (a)	EUR	4,357	4,850,718
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ, 6.15%, 2/15/51 (a)(c)	USD	6,000	6,307,536

			126,260,202
Scientific Instruments: Control & Filter — 0.9%
COMM 2007-C9 Mortgage Trust, Series 2007-C9, Class E, 5.99%, 12/10/49 (a)		5,000	5,137,340
GAHR Commericial Mortgage Trust 2015-NRF, Series 2015-NRF, Class GFX, 3.49%, 12/15/19 (a)(b)		2,500	2,243,153

			7,380,493
Total Non-Agency Mortgage-Backed Securities — 50.3%			381,142,407

Preferred Securities
Capital Trusts
Banks — 4.6%
Bank of America Corp., Series X, 6.25% (a)(c)(h)		4,425	4,532,859
BNP Paribas SA, 7.20% (a)(b)(c)(h)		7,500	9,018,750
Fifth Third Bancorp, Series J, 4.90% (a)(c)(h)		3,000	2,910,000
HSBC Holdings PLC, 6.38% (a)(c)(h)		3,700	3,820,250
Lloyds Bank PLC, 12.00% (a)(b)(c)(h)		3,500	5,005,000
NBK Tier 1 Financing, Ltd., 5.75% (a)(h)		900	905,625
Wells Fargo & Co., Series S, 5.90% (a)(c)(h)		8,800	9,218,000

			35,410,484
Capital Markets — 1.1%
The Bank of New York Mellon Corp., Series D, 4.50% (a)(c)(h)		6,067	5,809,153
Credit Suisse Group AG, (a)(b)(c)(h):
6.25%		1,035	1,024,650
7.50%		2,851	3,050,570

			9,884,373
Diversified Financial Services — 5.9%
Bank of America Corp., (a)(h)
Series AA, 6.10%		2,865	2,922,300
Series U, 5.20% (c)		1,750	1,682,188
Citigroup, Inc., (a)(c)(h)
5.90%		2,250	2,268,281
Series D, 5.35%		3,700	3,547,375
General Electric Capital Corp., Series B, 6.25% (a)(c)(h)		5,000	5,625,000

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Preferred Securities	Par (000)				Value
Capital Trusts (concluded)
Diversified Financial Services (concluded)
JPMorgan Chase & Co., (a)(c)(h)
Series Q, 5.15%	USD		5,500		$5,331,562
Series V, 5.00%			2,500		2,456,250
Macquarie Bank Ltd., 10.25%, 6/20/57 (a)(c)			10,000		11,200,000
Morgan Stanley, Series H, 5.45% (a)(c)(h)			3,644		3,671,330
Societe Generale SA, 6.00% (a)(b)(c)(h)			5,540		5,280,174

					43,984,460
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (a)(b)(c)(h)			7,500		7,856,250
Insurance — 5.7%
The Allstate Corp, 5.75%, 8/15/53 (a)(c)			2,000		2,180,000
AXA SA, 6.46% (a)(b)(c)(h)			10,000		10,606,000
Liberty Mutual Group, Inc., 7.80%, 3/07/87 (b)(c)			14,000		17,221,400
Prudential Financial, Inc., 5.63%, 6/15/43 (a)(c)			6,000		6,405,000
Voya Financial, Inc., 5.65%, 5/15/53 (a)(c)			1,090		1,141,775
XL Group PLC, Series E, 6.50% (a)(c)(h)			6,500		5,720,000

					43,274,175
Oil, Gas & Consumable Fuels — 0.5%
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (a)(c)			3,248		3,451,650
Total Capital Trusts — 18.8%					143,861,392

Preferred Stocks			Shares
Aerospace & Defense — 0.4%
United Technologies Corp., 7.50% (l)			50,000		2,941,000
Capital Markets — 1.7%
The Goldman Sachs Group, Inc., Series J, 5.50% (a)(h)			395,017		9,812,222
Morgan Stanley, 6.88% (a)(h)			100,000		2,740,000
SCE Trust III, 5.75% (a)(h)			23,730		644,270

					13,196,492
Preferred Stocks	Shares			Value
Diversified Financial Services — 0.3%
Citigroup, Inc., Series K, 6.88% (a)(h)		75,000		$2,041,500
Real Estate Investment Trusts (REITs) — 1.9%
Firstar Realty LLC, 8.88% (b)(h)		10,000		12,631,250
SunTrust Real Estate Investment Corp., 9.00% (b)(h)		15		1,833,459

				14,464,709
Total Preferred Stocks — 4.3%				32,643,701
Total Preferred Securities — 23.1%				176,505,093
Total Long-Term Investments (Cost — $1,281,736,726) — 172.2%				1,304,234,956

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (m)(n)		28,388,724		28,388,724
Total Short-Term Securities (Cost — $28,388,724) — 3.8%				28,388,724
Options Purchased (Cost — $15,024) — 0.0%				5,381
Total Investments Before Options Written (Cost — $1,310,140,474) — 176.0%				1,332,629,061
Options Written (Premiums Received — $7,293) — (0.0)%				(8,363)
Total Investments, Net of Options Written (Cost — $1,310,133,181) — 176.0%				1,332,620,698
Liabilities in Excess of Other Assets — (76.0)%				(575,474,200)

Net Assets — 100.0%				$757,146,498

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
JPMorgan Securities LLC	$2,488,084	$(47,856)
Jefferies Bache Ltd.	$1,237,500	—
Morgan Stanley & Co. International PLC	$993,500	—

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(f)	Zero-coupon bond.

(g)	Amount is less than $500.

(h)	Security is perpetual in nature and has no stated maturity date.

(i)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(k)	Non-income producing security.

(l)	Convertible security.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	43

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

(m)	During the six months ended April 30, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	18,823,385	9,565,339	28,388,724	$4,743

(n)	Represents the current yield as of report date.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of April 30, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	2/03/05	Open	$2,836,000	$2,840,112
Deutsche Bank Securities, Inc.	0.60%	3/03/14	Open	2,225,000	2,240,641
Deutsche Bank Securities, Inc.	0.50%	4/21/14	Open	1,940,000	1,950,102
Barclays Bank PLC	0.45%	5/07/14	Open	2,528,000	2,539,344
Barclays Capital, Inc.	0.55%	5/07/14	Open	3,248,000	3,265,815
Deutsche Bank Securities, Inc.	0.60%	5/12/14	Open	1,095,000	1,101,461
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	276,000	277,619
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	264,000	265,549
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	617,000	620,620
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	597,000	600,502
UBS Securities LLC	0.40%	5/13/14	Open	5,061,000	5,080,794
UBS Securities LLC	0.45%	5/13/14	Open	7,397,000	7,429,547
UBS Securities LLC	0.50%	5/13/14	Open	7,707,000	7,744,679
UBS Securities LLC	0.50%	5/13/14	Open	5,837,000	5,865,536
UBS Securities LLC	0.55%	5/13/14	Open	4,748,000	4,773,534
UBS Securities LLC	0.55%	5/13/14	Open	2,810,000	2,825,112
UBS Securities LLC	0.55%	5/13/14	Open	1,815,000	1,824,761
UBS Securities LLC	0.55%	5/13/14	Open	9,085,000	9,133,857
UBS Securities LLC	0.55%	5/13/14	Open	8,988,000	9,036,335
UBS Securities LLC	0.60%	5/13/14	Open	2,713,000	2,728,916
Barclays Capital, Inc.	0.40%	5/14/14	Open	5,942,000	5,965,174
Barclays Capital, Inc.	0.45%	5/14/14	Open	10,141,000	10,185,494
Barclays Capital, Inc.	0.45%	5/14/14	Open	5,189,000	5,214,296
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,320,000	1,327,593
Barclays Capital, Inc.	0.60%	5/14/14	Open	6,086,000	6,121,603
Barclays Capital, Inc.	0.60%	5/14/14	Open	881,000	885,295
Barclays Capital, Inc.	0.60%	5/14/14	Open	950,000	955,557
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,479,000	2,488,668
Barclays Capital, Inc.	0.60%	5/14/14	Open	2,129,000	2,140,417
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,222,000	1,228,910
Barclays Capital, Inc.	0.60%	5/14/14	Open	3,073,000	3,090,677
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,212,000	1,219,090
Barclays Capital, Inc.	0.60%	5/14/14	Open	793,000	797,639
Barclays Capital, Inc.	0.60%	5/14/14	Open	799,000	803,674
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,218,000	1,224,888
Barclays Capital, Inc.	0.60%	5/14/14	Open	1,219,000	1,226,012
Barclays Capital, Inc.	0.60%	6/05/14	Open	1,037,177	1,042,882
Barclays Capital, Inc.	0.60%	6/06/14	Open	657,352	660,956
Barclays Capital, Inc.	0.60%	6/16/14	Open	2,038,000	2,048,801
Barclays Capital, Inc.	0.60%	6/16/14	Open	1,166,000	1,172,180
Barclays Capital, Inc.	0.60%	6/16/14	Open	892,000	896,728
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,475,000	2,486,426
Deutsche Bank Securities, Inc.	0.60%	7/28/14	Open	2,303,000	2,313,632
Deutsche Bank Securities, Inc.	0.60%	7/30/14	Open	1,421,250	1,427,764
Barclays Capital, Inc.	(1.75)%	8/22/14	Open	3,611,406	3,567,167
BNP Paribas Securities Corp.	0.39%	8/22/14	Open	332,000	332,790
BNP Paribas Securities Corp.	0.39%	8/22/14	Open	688,000	689,637
BNP Paribas Securities Corp.	0.63%	8/22/14	Open	3,730,000	3,746,449
BNP Paribas Securities Corp.	0.63%	8/22/14	Open	362,000	363,596
BNP Paribas Securities Corp.	0.65%	8/22/14	Open	721,000	724,281
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	6,219,000	6,241,254

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	$7,786,000	$7,813,861
BNP Paribas Securities Corp.	0.57%	9/16/14	Open	7,417,000	7,443,541
RBC Capital Markets, LLC	0.34%	9/16/14	Open	518,700	519,807
RBC Capital Markets, LLC	0.65%	9/16/14	Open	2,075,000	2,083,467
Deutsche Bank Securities, Inc.	0.60%	10/02/14	Open	1,084,000	1,087,794
Deutsche Bank Securities, Inc.	0.60%	10/02/14	Open	2,755,000	2,764,643
Deutsche Bank Securities, Inc.	0.60%	10/02/14	Open	706,000	708,471
Barclays Capital, Inc.	0.60%	10/29/14	Open	766,000	768,349
Barclays Capital, Inc.	0.60%	10/29/14	Open	234,000	235,087
Barclays Capital, Inc.	0.60%	10/29/14	Open	970,000	972,975
Barclays Capital, Inc.	0.60%	10/29/14	Open	14,852,000	14,897,546
Barclays Capital, Inc.	0.60%	10/29/14	Open	1,001,000	1,005,952
Barclays Capital, Inc.	0.60%	10/29/14	Open	474,000	479,724
Barclays Capital, Inc.	0.60%	10/29/14	Open	642,000	648,111
Barclays Capital, Inc.	0.60%	10/29/14	Open	1,237,000	1,243,497
Barclays Capital, Inc.	0.60%	10/29/14	Open	781,000	789,429
Barclays Capital, Inc.	0.65%	10/29/14	Open	803,000	809,884
Barclays Capital, Inc.	0.65%	10/29/14	Open	927,000	934,657
Barclays Capital, Inc.	0.75%	10/29/14	Open	4,813,000	4,818,338
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	590,000	591,960
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	810,000	812,691
Credit Suisse Securities (USA) LLC	0.65%	10/29/14	Open	792,000	799,270
Barclays Capital, Inc.	0.60%	11/03/14	Open	521,213	522,768
Barclays Bank PLC	0.65%	11/14/14	Open	1,878,730	1,884,325
UBS Securities LLC	0.55%	11/25/14	Open	7,079,415	7,096,288
UBS Securities LLC	0.55%	12/09/14	Open	5,700,000	5,712,366
UBS Securities LLC	0.55%	12/09/14	Open	3,100,000	3,106,725
UBS Securities LLC	0.55%	12/09/14	Open	4,770,000	4,780,348
UBS Securities LLC	0.55%	12/09/14	Open	4,530,000	4,539,828
UBS Securities LLC	0.55%	12/09/14	Open	5,020,000	5,030,891
UBS Securities LLC	0.55%	12/09/14	Open	4,700,000	4,710,196
UBS Securities LLC	0.55%	12/09/14	Open	4,450,000	4,459,654
UBS Securities LLC	0.55%	12/09/14	Open	5,700,000	5,712,366
UBS Securities LLC	0.55%	12/09/14	Open	4,290,000	4,299,307
UBS Securities LLC	0.55%	12/09/14	Open	4,940,000	4,950,717
UBS Securities LLC	0.55%	12/09/14	Open	5,980,000	5,992,973
UBS Securities LLC	0.55%	12/09/14	Open	4,320,000	4,329,372
UBS Securities LLC	0.55%	12/09/14	Open	10,552,000	10,574,892
Barclays Bank PLC	0.65%	12/17/14	Open	4,269,000	4,279,252
Barclays Bank PLC	0.85%	12/17/14	Open	1,445,000	1,449,538
Barclays Bank PLC	0.95%	12/17/14	Open	2,291,000	2,299,041
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	67,000	67,150
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	140,000	140,313
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,778,000	1,782,000
UBS Securities LLC	0.38%	12/17/14	Open	287,219	287,628
UBS Securities LLC	0.38%	12/17/14	Open	8,558,000	8,570,195
UBS Securities LLC	0.55%	12/17/14	Open	10,075,000	10,095,472
UBS Securities LLC	0.65%	12/17/14	Open	576,469	577,874
UBS Securities LLC	0.65%	12/17/14	Open	2,628,750	2,635,063
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	618,000	619,380
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,861,000	1,865,156
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,608,000	2,613,825
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,950,000	1,954,355
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	167,000	167,373
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,371,000	2,376,295
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	869,000	870,941
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,228,000	2,232,976
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	638,000	639,425
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,041,000	1,043,325
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,009,000	1,011,253
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	893,000	894,994
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	243,000	243,543
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	625,000	626,396

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	45

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	$578,000	$579,291
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	179,000	179,400
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	232,000	232,518
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	608,000	609,358
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,444,000	1,447,225
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	715,000	716,597
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	107,000	107,239
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,472,000	2,477,521
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	6,450,000	6,464,405
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,872,000	1,876,181
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	334,000	334,746
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	549,000	550,226
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	821,000	822,834
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,835,000	2,841,332
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	559,000	560,248
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	597,000	598,333
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	705,000	706,574
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,091,000	3,097,903
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,471,000	2,476,519
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	4,812,000	4,822,747
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,554,000	1,557,471
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	617,000	618,378
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,429,000	1,432,191
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	227,000	227,507
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	246,000	246,549
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,872,000	2,878,414
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,722,000	3,730,312
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,787,000	2,793,224
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,212,000	1,214,707
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,315,000	1,317,937
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,867,000	2,873,403
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	589,000	590,315
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,447,000	2,452,465
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,960,000	1,964,377
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	374,000	374,835
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,400,000	3,407,593
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	618,000	619,380
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,794,000	1,798,007
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	417,000	417,931
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	609,000	610,360
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	368,000	368,822
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,081,000	1,083,414
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	250,000	250,558
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	823,000	824,838
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	131,000	131,293
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	143,000	143,319
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,829,000	1,833,085
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	623,000	624,391
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	613,000	614,369
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,602,000	1,605,578
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,441,000	1,444,218
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	767,000	768,713
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	185,000	185,413
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	710,000	711,586
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	351,000	351,784
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,463,000	1,466,267
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,633,000	2,638,880
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,231,000	1,233,749
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,504,000	1,507,359
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	300,000	300,670
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,998,000	2,002,462
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,639,000	2,644,894
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	406,000	406,907

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	$154,000	$154,344
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,236,000	2,240,994
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	243,000	243,543
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	617,000	618,378
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,957,000	2,963,604
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	475,000	476,061
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	79,000	79,176
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	215,000	215,480
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,143,000	1,145,553
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,446,000	2,451,463
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	994,000	996,220
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	905,000	907,021
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	192,000	192,429
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,737,000	2,743,113
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,051,000	2,055,581
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,331,000	1,333,973
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	91,000	91,203
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,673,000	1,676,736
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	670,000	671,496
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	3,021,000	3,027,747
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	288,000	288,643
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,905,000	1,909,255
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	2,882,000	2,888,436
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	119,000	119,266
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	850,000	851,898
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	662,000	663,478
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,535,000	1,538,428
Deutsche Bank Securities, Inc.	0.50%	12/18/14	Open	786,000	787,452
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	1,337,000	1,339,964
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	4,682,000	4,692,378
HSBC Securities (USA), Inc.	0.40%	12/18/14	Open	2,789,510	2,793,632
BNP Paribas Securities Corp.	0.39%	12/19/14	Open	8,020,000	8,031,555
Deutsche Bank Securities, Inc.	0.60%	12/23/14	Open	296,000	296,636
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	151,000	151,305
Deutsche Bank Securities, Inc.	0.60%	12/31/14	Open	179,000	179,361
Barclays Capital, Inc.	0.60%	1/14/15	Open	1,012,000	1,013,805
Deutsche Bank Securities, Inc.	0.48%	1/28/15	Open	3,520,700	3,525,066
Deutsche Bank Securities, Inc.	0.60%	2/03/15	Open	86,000	86,125
Barclays Capital, Inc.	0.60%	2/09/15	Open	155,000	155,209
Deutsche Bank Securities, Inc.	0.60%	2/17/15	Open	659,000	659,791
Deutsche Bank Securities, Inc.	0.60%	2/26/15	Open	345,000	345,368
UBS Securities LLC	0.60%	3/02/15	Open	1,456,000	1,457,432
Barclays Capital, Inc.	(0.50)%	3/23/15	Open	2,592,755	2,591,387
BNP Paribas Securities Corp.	1.18%	4/02/15	5/06/15	8,491,000	8,497,956
Barclays Capital, Inc.	1.53%	4/07/15	5/07/15	16,116,000	16,132,436
Deutsche Bank Securities, Inc.	0.60%	4/07/15	Open	325,000	325,130
BNP Paribas Securities Corp.	1.18%	4/08/15	5/11/15	24,547,000	24,564,715
UBS Securities LLC	0.55%	4/08/15	Open	3,454,875	3,456,036
Barclays Capital, Inc.	1.53%	4/09/15	5/11/15	16,775,000	16,790,685
JPMorgan Securities LLC	1.33%	4/09/15	5/11/15	2,635,000	2,637,142
BNP Paribas Securities Corp.	1.18%	4/13/15	5/13/15	5,774,000	5,777,411
JPMorgan Securities LLC	1.43%	4/13/15	5/13/15	1,988,000	1,989,423
JPMorgan Securities LLC	1.33%	4/16/15	5/13/15	2,546,000	2,547,411
JPMorgan Securities LLC	1.43%	4/16/15	5/13/15	2,637,000	2,638,571
Morgan Stanley & Co. LLC	1.10%	4/16/15	5/15/15	5,466,200	5,468,538
Deutsche Bank Securities, Inc.	0.70%	4/16/15	Open	903,000	903,263
RBC Capital Markets, LLC	0.39%	4/16/15	Open	250,920	250,961
RBC Capital Markets, LLC	0.75%	4/16/15	Open	147,795	147,841
UBS Ltd.	0.70%	4/16/15	Open	1,792,500	1,792,988
UBS Ltd.	0.75%	4/16/15	Open	1,230,000	1,230,359
UBS Securities LLC	0.55%	4/16/15	Open	4,165,031	4,165,986
Barclays Capital, Inc.	1.53%	4/20/15	5/21/15	10,246,397	10,250,754

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	47

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
UBS Securities LLC	0.00%	4/30/15	Open	$1,935,532	$1,935,532
Total				$580,436,896	$581,931,444

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Long/(Short)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(706)	2-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	154,801,532	$(598,925)
(34)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	4,364,750	14,283
(14)	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	2,303,000	34,733
(5)	90 Day Euro Future	Chicago Mercantile	December 2016	USD	1,232,812	(4,695)
(1)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	159,594	4,523
28	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	3,363,719	4,123
Total						$(545,958)

•	As of April 30, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	127,260	USD	42,000	BNP Paribas S.A.	5/05/15	$238
BRL	131,355	USD	43,879	Deutsche Bank AG	5/05/15	(282)
BRL	167,189	USD	55,849	Deutsche Bank AG	5/05/15	(359)
BRL	82,740	USD	28,000	Goldman Sachs International	5/05/15	(539)
BRL	130,200	USD	42,000	Goldman Sachs International	5/05/15	1,213
BRL	231,116	USD	77,000	Goldman Sachs International	5/05/15	(293)
BRL	63,458	USD	21,000	Goldman Sachs International	5/05/15	62
BRL	261,767	USD	87,442	Goldman Sachs International	5/05/15	(562)
BRL	141,806	USD	49,000	HSBC Bank PLC	5/05/15	(1,934)
BRL	142,255	USD	46,000	Morgan Stanley Capital Services LLC	5/05/15	1,215
BRL	129,192	USD	43,156	Morgan Stanley Capital Services LLC	5/05/15	(277)
BRL	130,408	USD	43,562	Royal Bank of Scotland PLC	5/05/15	(280)
BRL	128,772	USD	43,016	Royal Bank of Scotland PLC	5/05/15	(276)
BRL	127,617	USD	42,630	Royal Bank of Scotland PLC	5/05/15	(274)
BRL	127,302	USD	42,000	UBS AG	5/05/15	252
USD	42,511	BRL	127,260	BNP Paribas S.A.	5/05/15	273
USD	53,000	BRL	167,189	Deutsche Bank AG	5/05/15	(2,490)
USD	42,000	BRL	131,355	Deutsche Bank AG	5/05/15	(1,597)
USD	27,639	BRL	82,740	Deutsche Bank AG	5/05/15	178
USD	86,000	BRL	261,767	Goldman Sachs International	5/05/15	(881)
USD	21,198	BRL	63,458	Goldman Sachs International	5/05/15	136
USD	43,493	BRL	130,200	Goldman Sachs International	5/05/15	279
USD	77,203	BRL	231,116	Goldman Sachs International	5/05/15	496
USD	47,370	BRL	141,806	HSBC Bank PLC	5/05/15	304
USD	42,000	BRL	129,192	Morgan Stanley Capital Services LLC	5/05/15	(879)
USD	47,520	BRL	142,255	Morgan Stanley Capital Services LLC	5/05/15	305
USD	42,000	BRL	128,772	Royal Bank of Scotland PLC	5/05/15	(740)
USD	42,000	BRL	127,617	Royal Bank of Scotland PLC	5/05/15	(356)
USD	40,000	BRL	130,408	Royal Bank of Scotland PLC	5/05/15	(3,282)
USD	42,525	BRL	127,302	UBS AG	5/05/15	273
MXN	2,199,229	USD	143,000	Deutsche Bank AG	5/06/15	337
MXN	16,764,981	USD	1,090,724	State Street Bank and Trust Co.	5/06/15	1,947
MXN	1,071,241	USD	70,000	UBS AG	5/06/15	(181)
USD	165,000	MXN	2,545,769	Deutsche Bank AG	5/06/15	(923)
AUD	2,496,724	GBP	1,288,000	Credit Suisse International	5/07/15	(1,595)
CAD	4,654,854	USD	3,785,000	Citibank N.A.	5/07/15	72,817
GBP	1,288,000	AUD	2,457,707	Goldman Sachs International	5/07/15	32,466
GBP	1,271,000	NOK	14,862,683	Citibank N.A.	5/07/15	(22,801)
IDR	3,146,380,000	USD	244,000	Standard Chartered Bank	5/07/15	(1,439)
JPY	226,724,443	NZD	2,486,000	Deutsche Bank AG	5/07/15	1,991

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, forward foreign currency contracts outstanding were as follows (continued):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW	157,924,800	USD	144,000	Citibank N.A.	5/07/15	$3,214
KRW	23,104,200	USD	21,000	JPMorgan Chase Bank N.A.	5/07/15	537
MYR	466,176	USD	128,000	JPMorgan Chase Bank N.A.	5/07/15	2,778
NOK	15,070,157	GBP	1,271,000	Deutsche Bank AG	5/07/15	50,354
NZD	2,486,000	JPY	224,526,321	Citibank N.A.	5/07/15	16,419
USD	1,893,000	CAD	2,359,979	Citibank N.A.	5/07/15	(62,887)
USD	1,892,000	CAD	2,381,199	Goldman Sachs International	5/07/15	(81,474)
USD	240,000	IDR	3,139,200,000	BNP Paribas S.A.	5/07/15	(2,007)
USD	4,000	IDR	51,640,000	Royal Bank of Scotland PLC	5/07/15	19
USD	50,000	KRW	55,037,500	BNP Paribas S.A.	5/07/15	(1,305)
USD	115,000	KRW	122,820,000	BNP Paribas S.A.	5/07/15	510
USD	128,000	MYR	465,408	Credit Suisse International	5/07/15	(2,562)
IDR	2,225,250,000	USD	172,000	BNP Paribas S.A.	5/08/15	(510)
MYR	468,399	USD	129,000	BNP Paribas S.A.	5/08/15	2,343
USD	85,800	IDR	1,114,542,000	Deutsche Bank AG	5/08/15	(93)
USD	69,000	IDR	891,480,000	JPMorgan Chase Bank N.A.	5/08/15	298
USD	129,000	MYR	473,430	JPMorgan Chase Bank N.A.	5/08/15	(3,754)
TRY	1,934,000	USD	710,168	Goldman Sachs International	5/14/15	11,354
EUR	93,000	PLN	374,186	Goldman Sachs International	5/15/15	527
EUR	75,000	PLN	301,240	Goldman Sachs International	5/15/15	570
MYR	1,518,176	USD	418,000	BNP Paribas S.A.	5/15/15	6,873
PLN	1,569,342	EUR	391,000	Deutsche Bank AG	5/15/15	(3,284)
PLN	303,236	EUR	75,000	Deutsche Bank AG	5/15/15	(16)
PLN	447,020	EUR	112,000	Goldman Sachs International	5/15/15	(1,638)
USD	418,000	MYR	1,555,712	Royal Bank of Scotland PLC	5/15/15	(17,377)
USD	127,000	ZAR	1,496,454	BNP Paribas S.A.	5/15/15	1,415
ZAR	1,928,649	USD	163,000	BNP Paribas S.A.	5/15/15	(1,144)
TRY	1,934,000	USD	711,160	BNP Paribas S.A.	5/18/15	9,512
TRY	1,934,000	USD	714,233	Deutsche Bank AG	5/18/15	6,440
EUR	63,000	USD	70,505	BNP Paribas S.A.	5/29/15	256
EUR	23,000	USD	25,648	Royal Bank of Scotland PLC	5/29/15	186
IDR	1,123,762,000	USD	86,000	HSBC Bank PLC	5/29/15	103
KRW	92,149,000	USD	86,000	BNP Paribas S.A.	5/29/15	(502)
PLN	224,626	EUR	56,000	Bank of America N.A.	5/29/15	(551)
USD	93,436	EUR	86,000	UBS AG	5/29/15	(3,159)
USD	103,200	IDR	1,342,735,200	BNP Paribas S.A.	5/29/15	319
USD	86,000	KRW	91,873,800	Standard Chartered Bank	5/29/15	757
USD	307,102	ZAR	3,702,186	Citibank N.A.	5/29/15	(2,880)
USD	123,641	ZAR	1,490,230	Citibank N.A.	5/29/15	(1,135)
USD	424,011	ZAR	5,157,325	Deutsche Bank AG	5/29/15	(7,809)
ZAR	5,192,415	USD	424,993	Goldman Sachs International	5/29/15	9,765
ZAR	5,157,325	USD	424,749	JPMorgan Chase Bank N.A.	5/29/15	7,071
USD	474,283	MXN	7,270,428	Bank of America N.A.	6/01/15	1,299
USD	41,000	BRL	124,538	Deutsche Bank AG	6/02/15	72
USD	94,000	BRL	282,141	Deutsche Bank AG	6/02/15	1,277
USD	41,000	BRL	124,579	Goldman Sachs International	6/02/15	58
USD	49,000	BRL	143,155	HSBC Bank PLC	6/02/15	1,954
USD	198,174	PLN	714,971	JPMorgan Chase Bank N.A.	6/05/15	(229)
KRW	122,926,950	USD	115,000	BNP Paribas S.A.	6/08/15	(978)
USD	115,000	KRW	123,625,000	BNP Paribas S.A.	6/08/15	331
EUR	1,754,000	GBP	1,281,336	BNP Paribas S.A.	6/10/15	4,050
GBP	1,257,269	EUR	1,754,000	Deutsche Bank AG	6/10/15	(40,983)
MXN	29,225,610	AUD	2,426,000	Deutsche Bank AG	6/10/15	(15,830)
MXN	28,708,287	CAD	2,261,000	Goldman Sachs International	6/10/15	(6,545)
NZD	2,464,500	USD	1,869,432	BNP Paribas S.A.	6/10/15	4,854
USD	1,892,000	CAD	2,275,055	Goldman Sachs International	6/10/15	7,363
USD	1,901,780	NZD	2,512,000	Bank of America N.A.	6/10/15	(8,631)
USD	1,851,685	NZD	2,417,000	UBS AG	6/10/15	13,524
EUR	144,905	USD	153,471	Goldman Sachs International	6/15/15	9,322
USD	156,377	EUR	144,905	Morgan Stanley Capital Services LLC	6/15/15	(6,416)
USD	26,891	RUB	1,411,229	Citibank N.A.	7/14/15	194
USD	14,617	RUB	767,099	JPMorgan Chase Bank N.A.	7/14/15	105
USD	13,857	RUB	725,402	JPMorgan Chase Bank N.A.	7/14/15	134
USD	51,678	RUB	2,835,853	Morgan Stanley Capital Services LLC	7/14/15	(1,969)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	49

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, forward foreign currency contracts outstanding were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,534	RUB	2,850,694	Morgan Stanley Capital Services LLC	7/14/15	$(394)
USD	53,102	RUB	2,848,946	Morgan Stanley Capital Services LLC	7/14/15	(793)
USD	29,112	RUB	1,528,083	Morgan Stanley Capital Services LLC	7/14/15	204
USD	53,226	RUB	2,957,641	Morgan Stanley Capital Services LLC	7/14/15	(2,725)
EUR	190,000	USD	205,972	Royal Bank of Scotland PLC	7/21/15	7,588
USD	5,741,255	EUR	5,334,400	UBS AG	7/21/15	(254,610)
USD	29,274,207	GBP	19,799,000	Barclays Bank PLC	7/21/15	(1,101,112)
USD	693,812	TRY	1,934,000	BNP Paribas S.A.	8/17/15	(8,512)
USD	696,724	TRY	1,934,000	Deutsche Bank AG	8/17/15	(5,600)
USD	683,392	TRY	1,934,000	Goldman Sachs International	9/28/15	(11,017)
USD	1,178,800	EUR	1,032,000	Deutsche Bank AG	11/02/15	16,907
USD	1,150,922	EUR	1,006,000	JPMorgan Chase Bank N.A.	11/02/15	18,302
Total						$(1,368,731)

•	As of April 30, 2015, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Eurodollar 1-Year Mid-Curve Option	Put	USD	98.88	6/12/15	8	$750
Eurodollar 1-Year Mid-Curve Option	Put	USD	98.50	9/11/15	18	2,925
Eurodollar 1-Year Mid-Curve Option	Put	USD	98.63	9/11/15	7	1,706
Total						$5,381

•	As of April 30, 2015, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Eurodollar 1-Year Mid-Curve Option	Call	USD	98.75	9/11/15	13	$(6,744)
Eurodollar 1-Year Mid-Curve Option	Call	USD	99.00	9/11/15	7	(1,619)
Total						$(8,363)

•	As of April 30, 2015, centrally cleared credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 24, Version 1	1.00%	Chicago Mercantile	6/20/20	USD	1,144	$1,067

•	As of April 30, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.54%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/30/20	USD	371	$723
2.72%[1]	3-month LIBOR	Chicago Mercantile	N/A	9/19/24	USD	350	(19,396)
2.30%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/03/24	USD	160	(2,869)
2.31%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/03/24	USD	370	(6,930)
2.04%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/30/25	USD	445	3,690
2.04%[1]	3-month LIBOR	Chicago Mercantile	N/A	4/30/25	USD	121	984
0.66%[1]	6-month LIBOR	Chicago Mercantile	N/A	5/05/25	EUR	235	100
2.19%[1]	3-month LIBOR	Chicago Mercantile	N/A	5/05/25	USD	184	(1,165)
Total							$(24,863)

[1] Trust pays the fixed rate and receives the floating rate.

•	As of April 30, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Depreciation
Republic of South Africa	1.00%	Citibank N.A.	6/20/20	USD	344	$17,157	$18,337	$(1,180)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/20	USD	181	9,027	9,338	(311)
Republic of Turkey	1.00%	Bank of America N.A.	6/20/20	USD	346	19,628	21,487	(1,859)
Republic of Turkey	1.00%	Citibank N.A.	6/20/20	USD	175	9,927	10,835	(908)
Republic of Turkey	1.00%	Citibank N.A.	6/20/20	USD	172	9,757	10,756	(999)
Total						$65,496	$70,753	$(5,257)

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

•	As of April 30, 2015, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$747,138	$(457,425)	$1,204,563
Republic of Brazil	1.00%	Bank of America N.A.	6/20/20	BBB	USD	177	(10,676)	(12,564)	1,888
Republic of Brazil	1.00%	Citibank N.A.	6/20/20	BBB	USD	175	(10,554)	(10,699)	145
Republic of Brazil	1.00%	Citibank N.A.	6/20/20	BBB	USD	175	(10,555)	(11,128)	573
Republic of Brazil	1.00%	Deutsche Bank AG	6/20/20	BBB	USD	350	(21,109)	(21,684)	575
Total							$694,244	$(513,500)	$1,207,744

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of April 30, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.16%[3]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	1,264	$1,918	$6	$1,912
13.22%[3]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/17	BRL	1,263	1,547	7	1,540
1.68%[4]	3-month LIBOR	UBS AG	N/A	4/17/17	KRW	2,485,676	(4,904)	22	(4,926)
1.68%[4]	3-month LIBOR	UBS AG	N/A	4/20/17	KRW	911,407	(1,813)	3	(1,816)
13.34%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	889	1,163	(11)	1,174
12.92%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	899	(1,780)	(12)	(1,768)
12.61%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	868	(3,793)	—	(3,793)
12.72%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/18	BRL	532	(1,869)	(2)	(1,867)
12.48%[4]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/19	BRL	461	(2,565)	1	(2,566)
12.49%[4]	1-day BZDIOVER	Goldman Sachs International	N/A	1/02/19	BRL	384	(2,097)	1	(2,098)
12.73%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	295	(869)	(1)	(868)
12.74%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	295	(830)	(2)	(828)
5.42%[4]	28-day MXIBTIIE	Goldman Sachs International	N/A	3/06/20	MXN	2,695	661	(40)	701
5.23%[4]	28-day MXIBTIIE	Bank of America N.A.	N/A	3/12/20	MXN	3,585	(1,080)	(12)	(1,068)
5.21%[4]	28-day MXIBTIIE	Deutsche Bank AG	N/A	3/16/20	MXN	4,136	(1,505)	(15)	(1,490)
5.15%[4]	28-day MXIBTIIE	Deutsche Bank AG	N/A	3/31/20	MXN	3,301	(1,939)	(12)	(1,927)
5.11%[4]	28-day MXIBTIIE	Credit Suisse International	N/A	3/31/20	MXN	2,657	(1,828)	(9)	(1,819)
12.35%[4]	1-day BZDIOVER	Bank of America N.A.	N/A	1/04/21	BRL	204	(1,382)	2	(1,384)
12.35%[4]	1-day BZDIOVER	Credit Suisse International	N/A	1/04/21	BRL	208	(1,408)	2	(1,410)
6.28%[4]	28-day MXIBTIIE	Citibank N.A.	N/A	9/05/24	MXN	5,400	5,762	(69)	5,831
5.84%[4]	28-day MXIBTIIE	Goldman Sachs International	N/A	11/19/24	MXN	5,500	(6,327)	(63)	(6,264)
6.04%[4]	28-day MXIBTIIE	Credit Suisse International	N/A	3/17/25	MXN	687	(220)	(4)	(216)
6.00%[4]	28-day MXIBTIIE	Goldman Sachs International	N/A	4/16/25	MXN	7,743	(4,414)	(38)	(4,376)
6.00%[4]	28-day MXIBTIIE	Bank of America N.A.	N/A	4/16/25	MXN	2,642	(1,433)	(13)	(1,420)
Total							$(31,005)	$(259)	$(30,746)

[3] Trust pays the fixed rate and receives the floating rate.
[4] Trust pays the floating rate and receives the fixed rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	51

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

As of April 30, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$206,522,050	$29,301,164	$235,823,214
Corporate Bonds	—	427,026,430	—	427,026,430
Floating Rate Loan Interests	—	41,742,620	27,008,435	68,751,055
Foreign Agency Obligations	—	14,986,757	—	14,986,757
Non-Agency Mortgage-Backed Securities	—	354,264,283	26,878,124	381,142,407
Preferred Securities	$18,178,992	156,492,642	1,833,459	176,505,093
Short-Term Securities	28,388,724	—	—	28,388,724
Options Purchased:
Interest rate contracts	5,381	—	—	5,381

Total	$46,573,097	$1,201,034,782	$85,021,182	$1,332,629,061

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,208,811	—	$1,208,811
Foreign currency exchange contracts	—	333,940	—	333,940
Interest rate contracts	$57,662	16,655	—	74,317
Liabilities:
Credit contracts	—	(5,257)	—	(5,257)
Foreign currency exchange contracts	—	(1,702,671)	—	(1,702,671)
Interest rate contracts	(611,983)	(72,264)	—	(684,247)

Total	$(554,321)	$(220,786)	—	$(775,107)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount, or face value including accrued interest, for financial statement purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$499,148	—	—	$499,148
Cash pledged for centrally cleared swaps	65,000	—	—	65,000
Cash pledged as collateral for reverse repurchase agreements	1,733,000	—	—	1,733,000
Cash pledged for financial futures contracts	567,000	—	—	567,000
Liabilities:
Bank overdraft	—	$(363,535)	—	(363,535)
Cash received as collateral for OTC derivatives	—	(660,000)	—	(660,000)
Reverse repurchase agreements	—	(581,931,444)	—	(581,931,444)

Total	$2,864,148	$(582,954,979)	—	$(580,090,831)

There were no transfers between Level 1 and Level 2 during the six months ended April 30, 2015.

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2014	$12,930,162	$4,353,024	$26,369,600	$24,087,773	—	$67,740,559
Transfers into Level 3[1]	1,838,553	—	132,297	4,000,000	$1,824,665	7,795,515
Transfers out of Level 3[2]	(3,543,175)	(4,353,024)	—	(4,595,625)	—	(12,491,824)
Accrued discounts/premiums	11,647	—	1,316	143,541	—	156,504
Net realized gain (loss)	339,250	—	16,844	307,889	—	663,983
Net change in unrealized appreciation (depreciation)[3,4]	(395,481)		(34,090)	(53,301)	8,794	(474,078)
Purchases	20,072,850	—	4,000,000	5,814,126	—	29,886,976
Sales	(1,952,642)	—	(3,477,532)	(2,826,279)	—	(8,256,453)

Closing Balance, as of April 30, 2015	$29,301,164	—	$27,008,435	$26,878,124	$1,833,459	$85,021,182

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015[4]	$(303,964)	—	$510	$(53,301)	$8,794	$(347,961)

[1]    As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of April 30, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,795,515 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of April 30, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $12,491,824 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3] Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[4]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	53

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Assets
Investments at value — unaffiliated[2]	$2,399,477,018	$490,280,547	$1,304,240,337
Investments at value — affiliated[3]	2,496,572	—	28,388,724
Cash	1,080,433	4,413,903	—
Cash pledged for centrally cleared swaps	8,540,000	—	65,000
Cash pledged for financial futures contracts	3,405,000	—	567,000
Cash pledged as collateral for OTC derivatives	1,300,000	—	—
Cash pledged as collateral for reverse repurchase agreements	1,180,000	—	1,733,000
Foreign currency at value[4]	5,003	43,558	499,148
Interest receivable	30,070,938	1,850,889	11,149,083
Investments sold receivable	—	6,377,840	3,075,219
Reverse repurchase agreements receivable	—	—	1,935,533
Unrealized appreciation on OTC swaps	1,045,067	—	1,218,902
Variation margin receivable on financial futures contracts	509,179	—	64,218
Swap premiums paid	339,946	—	70,797
Variation margin receivable on centrally cleared swaps	180,347	—	4,213
Unrealized appreciation on forward foreign currency exchange contracts	—	3,592	333,940
Dividends receivable	68,863	—	182,662
Principal paydowns receivable	—	—	201,616
Swaps receivable	60,438	—	77,464
Prepaid expenses	60,208	12,707	29,678

Total assets	2,449,819,012	502,983,036	1,353,836,534

Liabilities
Bank overdraft	—	—	363,535
Reverse repurchase agreements	789,870,761	—	581,931,444
Bank borrowings payable	—	141,000,000	—
Investments purchased payable	6,001,957	13,930,430	5,957,840
Options written payable	2,112,760	—	—
Unrealized depreciation on OTC swaps	1,322,853	—	47,161
Investment advisory fees payable	1,226,282	298,256	879,653
Options written at value[5]	807,635	—	8,363
Swap premiums received	738,703	—	513,803
Officer’s and Trustees’ fees payable	651,121	204,683	25,533
Cash received as collateral for OTC derivatives	640,000	—	660,000
Variation margin payable on financial futures contracts	443,193	—	2,844
Income dividends payable	429,958	31,754	193,948
Swaps payable	97,789	—	19,328
Unrealized depreciation on forward foreign currency exchange contracts	—	217,236	1,702,671
Interest expense payable	—	106,239	—
Reverse repurchase agreements payable	—	—	4,199,026
Other accrued expenses payable	282,189	152,535	184,887

Total liabilities	804,625,201	155,941,133	596,690,036

Net Assets	$1,645,193,811	$347,041,903	$757,146,498

Net Assets Consist of
Paid-in capital[6,7,8]	$1,892,035,910	$429,064,959	$727,781,455
Undistributed net investment income	521,122	107,682	3,944,753
Accumulated net realized gain (loss)	(379,199,089)	(80,634,932)	3,686,702
Net unrealized appreciation (depreciation)	131,835,868	(1,495,806)	21,733,588

Net Assets	$1,645,193,811	$347,041,903	$757,146,498

Net asset value	$15.22	$14.67	$19.71
[1] Consolidated Statement of Assets and Liabilities.
[2] Investments at cost — unaffiliated	$2,258,994,193	$491,562,786	$1,281,751,750
[3] Investments at cost — affiliated	$2,496,572	—	$28,388,724
[4] Foreign currency at cost	$5,581	$43,525	$495,376
[5] Premiums received	$7,454,970	—	$7,293
[6] Par value per share	$0.001	$0.001	$0.001
[7] Shares outstanding	108,088,170	23,663,232	38,421,624
[8] Shares authorized	unlimited	unlimited	unlimited

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	APRIL 30, 2015

Statements of Operations

Six Months Ended April 30, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Investment Income
Interest	$59,223,471	$11,832,557	$36,221,316
Dividends — unaffiliated	2,536,796	77,228	1,897,819
Dividends — affiliated	2,607	196	4,743

Total income	61,762,874	11,909,981	38,123,878

Expenses
Investment advisory	7,340,500	1,794,431	5,420,537
Professional	132,476	77,682	101,532
Officer and Trustees	103,489	24,587	34,270
Accounting services	87,403	27,873	51,410
Transfer agent	76,952	22,105	24,655
Custodian	68,795	77,970	65,901
Registration	18,501	4,667	6,620
Printing	16,288	7,582	10,476
Miscellaneous	69,547	23,398	40,080

Total expenses excluding interest expense	7,913,951	2,060,295	5,755,481
Interest expense	1,414,576	651,065	2,081,439

Total expenses	9,328,527	2,711,360	7,836,920
Less fees waived by Manager	(2,968)	(338)	(7,245)

Total expenses after fees waived	9,325,559	2,711,022	7,829,675

Net investment income	52,437,315	9,198,959	30,294,203

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	470,422	(4,575,245)	(6,278,556)
Financial futures contracts	2,008,768	—	(1,638,229)
Foreign currency transactions	(2,377)	1,739,654	3,473,622
Options written	435,405	—	10,661
Swaps	(2,626,951)	—	(35,121)

	285,267	(2,835,591)	(4,467,623)

Net change in unrealized appreciation/depreciation on:
Investments	(6,466,080)	6,396,829	(904,391)
Financial futures contracts	(4,319,793)	—	148,735
Foreign currency translations	(32)	(335,473)	(1,357,447)
Options written	1,636,624	—	(6,758)
Swaps	(6,614,869)	—	210,302
Unfunded floating rate loan interests	—	25,380	—

	(15,764,150)	6,086,736	(1,909,559)

Net realized and unrealized gain (loss)	(15,478,883)	3,251,145	(6,377,182)

Net Increase in Net Assets Resulting from Operations	$36,958,432	$12,450,104	$23,917,021

[1] Consolidated Statement of Operations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	55

Statements of Changes in Net Assets

	BlackRock Credit Allocation Income Trust (BTZ)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$52,437,315	$107,032,500
Net realized gain	285,267	3,086,038
Net change in unrealized appreciation (depreciation)	(15,764,150)	35,033,900

Net increase in net assets resulting from operations	36,958,432	145,152,438

Distributions to Shareholders From[1]
Net investment income	(52,206,586)	(104,413,172)

Net Assets
Total increase (decrease) in net assets	(15,248,154)	40,739,266
Beginning of period	1,660,441,965	1,619,702,699

End of period	$1,645,193,811	$1,660,441,965

Undistributed net investment income, end of period	$521,122	$290,393

	BlackRock Floating Rate Income Trust (BGT)[2]
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$9,198,959	$19,977,444
Net realized gain (loss)	(2,835,591)	7,113,737
Net change in unrealized appreciation (depreciation)	6,086,736	(12,444,550)

Net increase in net assets resulting from operations	12,450,104	14,646,631

Distributions to Shareholders From[1]
Net investment income	(10,075,804)	(19,919,709)

Net Assets
Total increase (decrease) in net assets	2,374,300	(5,273,078)
Beginning of period	344,667,603	349,940,681

End of period	$347,041,903	$344,667,603

Undistributed net investment income, end of period	$107,682	$984,527

[1] Distributions for annual periods determined in accordance with federal income tax regulations.
[2] Consolidated Statements of Changes.

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	APRIL 30, 2015

Statements of Changes in Net Assets

	BlackRock Multi-Sector Income Trust (BIT)
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014

Operations
Net investment income	$30,294,203	$62,745,166
Net realized gain (loss)	(4,467,623)	2,105,011
Net change in unrealized appreciation (depreciation)	(1,909,559)	24,407,361

Net increase in net assets resulting from operations	23,917,021	89,257,538

Distributions to Shareholders From[1]
Net investment income	(27,206,281)	(53,805,642)
Net realized gain	(2,923,957)	—

Decrease in net assets resulting from distributions to shareholders	(30,130,238)	(53,805,642)

Net Assets
Total increase (decrease) in net assets	(6,213,217)	35,451,896
Beginning of period	763,359,715	727,907,819

End of period	$757,146,498	$763,359,715

Undistributed net investment income, end of period	$3,944,753	$856,831

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	57

Statements of Cash Flows

Six Months Ended April 30, 2015 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ)	BlackRock Floating Rate Income Trust (BGT)[1]	BlackRock Multi-Sector Income Trust (BIT)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$36,958,432	$12,450,104	$23,917,021
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Decrease in interest receivable	1,514,497	62,268	2,070,145
Decrease in swap receivable	40,595	—	315,020
(Increase) decrease in cash pledged for centrally cleared swaps	(3,390,000)	—	960,000
Increase in cash pledged as collateral for OTC derivatives	(800,000)	—	—
(Increase) decrease in cash pledged as financial futures contracts	(3,052,000)	—	432,000
Increase in cash pledged as collateral for reverse repurchase agreements	(1,180,000)	—	(191,471)
Increase in prepaid expenses	(54,031)	(11,130)	(27,442)
(Increase) decrease in variation margin receivable on financial futures contracts	(235,617)	—	144,577
Decrease in variation margin receivable on centrally cleared swaps	195,679	—	1,230
(Increase) decrease in swap premiums paid	173,942	—	(67,900)
Decrease in swaps payable	(30,182)	—	(338,133)
Decrease in investment advisory fees payable	(43,534)	(4,216)	(98,560)
Decrease in interest expense payable	(218,946)	(98,723)	173,026
Decrease in other accrued expenses payable	(3,418)	(28,408)	(68,409)
Increase in Officer’s and Trustees’ fees payable	65,815	16,764	16,420
Decrease in swap premiums received	(123,761)	—	(28,936)
Increase in variation margin payable on financial futures contracts	42,690	—	2,844
Decrease in cash received as collateral for reverse repurchase agreements	—	—	(873,000)
Decrease in cash received as collateral for OTC derivatives	(100,000)	—	—
Decrease in variation margin payable on centrally cleared swaps	—	—	(78,574)
Decrease in other liabilities	—	—	(832,628)
Net realized gain on investments and options written	712,082	4,607,773	8,484,415
Net unrealized gain (loss) on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	4,714,667	(6,086,736)	2,278,841
Amortization of premium and accretion of discount on investments	2,246,586	(202,418)	(6,236,391)
Premiums received from options written	2,548,164	—	13,337
Proceeds from sales of long-term investments and principal paydowns	255,406,406	106,978,949	184,329,999
Purchases of long-term investments	(271,672,174)	(102,541,837)	(84,562,986)
Net proceeds from sales (purchases) of short-term securities	1,786,719	2,630,534	(9,565,339)
Premiums paid on closing options written	—	—	(704)

Net cash provided by (used for) operating activities	25,502,611	17,772,924	120,168,402

Cash Used for Financing Activities
Proceeds from bank borrowings	—	69,000,000	—
Payments on bank borrowings	—	(73,000,000)	—
Net borrowing of reverse repurchase agreements	27,795,131	—	(91,768,444)
Cash dividends paid to shareholders	(52,185,466)	(10,075,764)	(30,128,565)
Increase (decrease) in bank overdraft	(26,363)	—	363,535

Net cash provided by (used for) financing activities	(24,416,698)	(14,075,764)	(121,533,474)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$(576)	$55	$23,589

Cash and Foreign Currency
Net increase (decrease) in cash and foreign currency	1,085,337	3,697,215	(1,341,483)
Cash and foreign currency at beginning of period	99	760,246	1,840,631

Cash and foreign currency at end of period	$1,085,436	$4,457,461	$499,148

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$1,633,522	$749,788	$1,908,413

[1] Consolidated Statement of Cash Flows.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights	BlackRock Credit Allocation Income Trust (BTZ)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013		2012		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$15.36		$14.99	$15.37		$13.94		$14.46		$12.64

Net investment income[1]	0.49		0.99	0.97		0.94		0.88		0.85
Net realized and unrealized gain (loss)	(0.15)		0.35	(0.37)		1.43		(0.54)		2.14
Distributions to Preferred Shareholders from net investment income	—		—	—		—		(0.01)		(0.07)

Net increase from investment operations	0.34		1.34	0.60		2.37		0.33		2.92

Distributions to Common Shareholders from:[2]
Net investment income	(0.48)		(0.97)	(0.98)		(0.94)		(0.85)		(0.81)
Return of capital	—		—	—		—		—		(0.29)

Total distributions	(0.48)		(0.97)	(0.98)		(0.94)		(0.85)		(1.10)

Net asset value, end of period	$15.22		$15.36	$14.99		$15.37		$13.94		$14.46

Market price, end of period	$13.54		$13.54	$12.97		$14.23		$12.08		$13.02

Total Return Applicable to Common Shareholders[3]
Based on net asset value	2.71%	[4]	10.11%	4.86%		18.35%		3.28%		25.16%

Based on market price	3.66%	[4]	12.18%	(2.01)%		26.44%		(0.60)%		29.98%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.14%	[5]	1.11%	1.15%	[6]	1.20%	[7]	1.09%	[8]	1.12%	[8]

Total expenses after fees waived and paid indirectly	1.14%	[5]	1.11%	1.15%	[6]	1.20%	[7]	1.09%	[8]	1.11%	[8]

Total expenses after fees waived and paid indirectly and excluding interest expense	0.97%	[5]	0.96%	1.00%	[6]	1.07%	[7]	0.99%	[8]	1.07%	[8]

Net investment income	6.42%	[5]	6.48%	6.43%		6.53%		6.25%	[8]	6.33%	[8]

Distributions to Preferred Shareholders	—		—	—		—		0.09%		0.50%

Net investment income to Common Shareholders	6.42%	[5]	6.48%	6.43%		6.53%		6.16%		5.83%

Supplemental Data
Net assets Applicable to Common Shareholders, end of period (000)	$1,645,194		$1,660,442	$1,619,703		$796,836		$722,337		$749,360

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—		—		$231,000

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period	—		—	—		—		—		$106,104

Borrowings outstanding, end of period (000)	$789,871		$759,752	$812,028		$373,716		$339,303		—

Asset coverage, end of period $1,000	$3,083		$3,186	$2,995		$3,132		$3,129		—

Portfolio turnover rate	10%		29%	43%		37%		54%		64%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.15%, 1.15% and 1.00%, respectively.

[7]

Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.16%, 1.16% and 1.02%, respectively.

[8]	Does not reflect the effect of distributions to Preferred Shareholders.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	59

Financial Highlights	BlackRock Floating Rate Income Trust (BGT)

	Six Months Ended April 30, 2015[1] (Unaudited)		Year Ended October 31,
			2014[1]	2013[1]	2012[1]		2011		2010

Per Share Operating Performance
Net asset value, beginning of period	$14.57		$14.79	$14.52	$13.97		$14.48		$13.29

Net investment income[2]	0.39		0.84	0.94	0.97		1.00		0.97
Net realized and unrealized gain (loss)	0.14		(0.22)	0.38	0.68		(0.42)		1.09
Distributions to Preferred Shareholders from net investment income	—		—	—	—		(0.00)[3]		(0.04)

Net increase from investment operations	0.53		0.62	1.32	1.65		0.58		2.02

Distributions to Common Shareholders from net investment income[4]	(0.43)		(0.84)	(1.05)	(1.10)		(1.09)		(0.83)

Net asset value, end of period	$14.67		$14.57	$14.79	$14.52		$13.97		$14.48

Market price, end of period	$13.50		$13.18	$14.12	$15.07		$13.00		$14.52

Total Return Applicable to Common Shareholders[5]
Based on net asset value	3.98%	[6]	4.60%	9.37%	12.37%		4.03%		15.55%

Based on market price	5.78%	[6]	(0.89)%	0.60%	25.33%		(3.46)%		22.41%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.60%	[7]	1.52%	1.57%	1.66%		1.73%	[8]	1.43%	[8]

Total expenses after fees waived and paid indirectly	1.60%	[7]	1.52%	1.57%	1.61%		1.60%	[8]	1.25%	[8]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.21%	[7]	1.18%	1.19%	1.25%	[9]	1.24%	[8]	1.15%	[8]

Net investment income	5.41%	[7]	5.71%	6.39%	6.87%		6.95%	[8]	7.01%	[8]

Distributions to Preferred Shareholders	—		—	—	—		0.03%		0.27%

Net investment income to Common Shareholders	5.41%	[7]	5.71%	6.39%	6.87%		6.92%		6.74%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$347,042		$344,668	$349,941	$343,282		$329,831		$341,436

Preferred Shares outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$58,800

Asset coverage per Preferred Share at $25,000 liquidation preference, end of period (000)	—		—	—	—		—		$170,174

Borrowings outstanding, end of period (000)	$141,000		$145,000	$152,000	$145,000		$122,000		$38,000

Asset coverage, end of period $1,000	$3,461		$3,377	$3,302	$3,367		$3,704		—

Portfolio turnover rate	20%		64%	72%	65%		89%		87%

[1]	Consolidated Financial Highlights.

[2]	Based on average shares outstanding.

[3]	Amount is greater than $(0.005) per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Does not reflect the effect of distributions to Preferred Shareholders.

[9]	For the year ended October 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.14%.

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	APRIL 30, 2015

Financial Highlights	BlackRock Multi-Sector Income Trust (BIT)

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Period February 27, 2013[1] to October 31, 2013

Per Share Operating Performance
Net asset value, beginning of period	$19.87		$18.95	$19.10	[2]

Net investment income[3]	0.79		1.62	1.02
Net realized and unrealized gain (loss)	(0.17)		0.70	(0.35)

Net increase from investment operations	0.62		2.32	0.67

Distributions from[4]:
Net investment income	(0.71)		(1.40)	(0.70)
Net realized gain	(0.07)		—	—
Return of capital	—		—	(0.12)

Total distributions	(0.78)		(1.40)	(0.82)

Net asset value, end of period	$19.71		$19.87	$18.95

Market price, end of period	$17.59		$17.79	$17.04

Total Return[5]
Based on net asset value	3.75%	[6]	13.40%	4.04%	[6]

Based on market price	3.42%	[6]	12.91%	(10.66)%	[6]

Ratios to Average Net Assets
Total expenses	2.10%	[7]	2.04%	1.67%	[7]

Total expenses after fees waived and paid indirectly	2.10%	[7]	2.04%	1.67%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense	1.54%	[7]	1.52%	1.33%	[7]

Net investment income	8.13%	[7]	8.27%	8.05%	[7]

Supplemental Data
Net assets, end of period (000)	$757,146		$763,360	$727,908

Borrowings outstanding, end of period (000)	$581,931		$707,294	$552,040

Asset coverage, end of period $1,000	$2,301		$2,079	$2,319

Portfolio turnover rate	7%		29%	77%	[8]

[1]	Commencement of operations.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

[8]	Includes mortgage dollar roll transactions. Excluding these transactions, the portfolio turnover rate would have been 54%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	APRIL 30, 2015	61

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the 1940 Act as closed-end management investment companies and referred to herein collectively as the “Trusts”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Non-diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Non-diversified
BlackRock Multi-Sector Income Trust	BIT	Delaware	Non-diversified

The Boards of Directors and Board of Trustees of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

Basis of Consolidation: The accompanying consolidated financial statements of BGT include the accounts of BGT Subsidiary, LLC (the “Taxable Subsidiary”). As of December 19, 2014, the Taxable Subsidiary, which was wholly owned by the Trust, was dissolved. The Taxable Subsidiary enabled BGT to hold an investment in an operating company and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary were taxable to such subsidiary. There was no tax provision required for income or realized gains during the period.

2. Significant Accounting Policies:

The Trusts’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Trusts:

Valuation: The Trusts’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Trusts’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

62	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trusts’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Trusts’ net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board.

Foreign Currency: Each Trust’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, each Trust’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Trust does not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Trusts report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts, swaps and options written) or certain borrowings (e.g., reverse repurchase transactions) that would be “senior securities” for 1940 Act purposes, the Trusts may segregate or designate on their books and records cash or liquid securities having a market value at least equal to the amount of the Trusts’ future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

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Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. Portions of return of capital distributions under U.S. GAAP may be taxed at ordinary income rates. The character of distributions is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a non-taxable return of capital. Realized net capital gains can be offset by capital losses carried forward from prior years. However, certain Trusts have capital loss carryforwards from pre-2012 tax years that offset realized net capital gains but do not offset current and accumulated earnings and profits. Consequently, if distributions in any tax year are less than the Trust’s current earnings and profits but greater than net investment income and net realized capital gains (taxable income), distributions in excess of taxable income are not treated as non-taxable return of capital, but rather may be taxable to shareholders at ordinary income rates. Under certain circumstances, taxable excess distributions could be significant.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods beginning after March 15, 2015. Management is evaluating the impact, if any, of this guidance on the Trusts’ financial statement disclosures.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Trusts may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Trusts may subsequently have to reinvest the proceeds at lower interest rates. If the Trusts have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Trusts may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Collateralized Debt Obligations: The Trusts may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from

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Notes to Financial Statements (continued)

defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: The Trusts may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Trusts may not fully recoup their initial investment in IOs.

Zero-Coupon Bonds: The Trusts may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: The Trusts may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: The Trusts may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Trusts may invest in floating rate loan interests. The floating rate loan interests held by the Trusts are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Trusts may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Trusts consider these investments to be investments in debt securities for purposes of their investment policies.

When the Trusts purchase a floating rate loan interest, they may receive a facility fee and when they sell a floating rate loan interest, they may pay a facility fee. On an ongoing basis, the Trusts may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Trusts upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Trusts may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

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Notes to Financial Statements (continued)

Floating rate loan interests are usually freely callable at the borrower’s option. The Trusts may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Trusts having a contractual relationship only with the lender, not with the borrower. The Trusts will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Trusts generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Trusts may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Trusts will assume the credit risk of both the borrower and the lender that is selling the Participation. The Trusts’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Trusts may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Trusts having a direct contractual relationship with the borrower, and the Trusts may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Trusts earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2015, the Trusts had no outstanding unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, the Trusts are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trusts sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Trusts continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trusts may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trusts to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Trusts may receive a fee for use of the security by the counterparty, which may result in interest income to the Trusts.

For the six months ended April 30, 2015, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rates were as follows:

	Average Amount Outstanding	Daily Weighted Average Interest Rate
BTZ	$741,444,579	0.38%
BIT	$614,114,435	0.68%

Reverse repurchase transactions are entered into by the Trusts under Master Repurchase Agreements (each, an “MRA”), which permit the Trusts, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trusts. With reverse repurchase transactions, typically the Trusts and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trusts receive or post securities as collateral with a market value in excess of the repurchase price to be

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Notes to Financial Statements (continued)

paid or received by the Trusts upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trusts are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of April 30, 2015, the following table is a summary of the Trusts’ open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

BTZ
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Capital, Inc.	$86,837,155	$(86,837,155)	—	—
BNP Paribas Securities Corp.	156,701,064	(156,701,064)	—	—
Credit Suisse Securities (USA) LLC	133,607,499	(133,607,499)	—	—
Deutsche Bank Securities, Inc.	6,236,027	(6,236,027)	—	—
HSBC Securities (USA), Inc.	20,238,361	(20,238,361)	—	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,076,190	(10,076,190)	—	—
RBC Capital Markets LLC	239,732,478	(239,732,478)	—	—
UBS Securities LLC	136,441,987	(136,441,987)	—	—

Total	$789,870,761	$(789,870,761)	—	—

BIT
Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount
Barclays Bank PLC	$12,451,500	$(12,451,500)	—	—
Barclays Capital, Inc.	132,590,109	(132,590,109)	—	—
BNP Paribas Securities Corp.	74,227,046	(74,227,046)	—	—
Credit Suisse Securities (USA) LLC	2,203,921	(2,203,921)	—	—
Deutsche Bank Securities, Inc.	171,438,516	(171,438,516)	—	—
HSBC Securities (USA), Inc.	2,793,632	(2,793,632)	—	—
JPMorgan Securities LLC	9,812,547	(9,812,547)	—	—
Morgan Stanley & Co. LLC	5,468,538	(5,468,538)	—	—
RBC Capital Markets, LLC	3,002,076	(3,002,076)	—	—
UBS Limited	3,023,347	(3,023,347)	—	—
UBS Securities LLC	164,920,212	(164,920,212)	—	—

Total	$581,931,444	$(581,931,444)	—	—

[1]

Net collateral with a value of $833,588,045 for BTZ and $661,858,839 for BIT has been pledged in connection with open reverse repurchase agreements. Excess of net collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Trusts’ use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Trusts’ obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to economically manage their exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Trusts invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

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Notes to Financial Statements (continued)

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Trusts enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Trusts, help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Trusts as an unrealized gain or loss. When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Trusts purchase and write call and put options to increase or decrease their exposure to underlying instruments including interest rate risk and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Trusts purchase (write) an option, an amount equal to the premium paid (received) by the Trusts is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Trusts enter into a closing transaction), the Trusts realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Trusts write a call option, such option is “covered,” meaning that the Trusts hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Trusts may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

For the six months ended April 30, 2015, transactions in options written were as follows:

	Calls			Puts
BTZ	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	—	—	—	3,396	$406,600	$7,454,970
Options written	—	$44,200	$901,516	850	44,200	1,646,648
Options exercised	—	—	—	—	—	—
Options expired	—	—	—	(850)	—	(327,114)
Options closed	—	(44,200)	(901,516)	—	(44,200)	(1,319,534)

Outstanding options, end of period	—	—	—	3,396	$406,600	$7,454,970

	Calls			Puts
BIT	Contracts	Notional (000)	Premiums Received	Contracts	Notional (000)	Premiums Received
Outstanding options, beginning of period	—	—	—	40	—	$5,938
Options written	25	—	$7,910	30	—	5,427
Options exercised	(5)	—	(617)	—	—	—
Options expired	—	—	—	(52)	—	(7,569)
Options closed	—	—	—	(18)	—	(3,796)

Outstanding options, end of period	20	—	$7,293	—	—	—

Swaps: The Trusts enter into swap agreements in which the Trusts and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

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Notes to Financial Statements (continued)

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Trusts for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Trusts will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trusts’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Trusts’ counterparty on the swap agreement becomes the CCP. The Trusts are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•

Credit default swaps — The Trusts enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Trusts may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Interest rate swaps — The Trusts enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Trusts’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of April 30, 2015
		Value
		BTZ		BGT		BIT
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Equity contracts	Investments at value — unaffiliated[2]	$757,500	—	—	—	—	—
Interest rate contracts	Net unrealized appreciation (depreciation)[1]; Unrealized appreciation (depreciation) on OTC swaps; Swap premiums received; Investments at value — unaffiliated[2]; Options written at value	7,438,000	$(19,453,238)	—	—	$79,742	$(684,550)
Foreign currency exchange contracts	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts	—	—	$3,592	$(217,236)	333,940	(1,702,671)
Credit contracts	Unrealized appreciation (depreciation) on OTC swaps; Swap premiums paid	1,385,013	(2,061,556)	—	—	1,279,564	(518,757)

Total		$9,580,513	$(21,514,794)	$3,592	$(217,236)	$1,693,246	$(2,905,978)

[1]

Includes cumulative appreciation (depreciation) on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedules of Investments.

SEMI-ANNUAL REPORT	APRIL 30, 2015	69

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended April 30, 2015
	BTZ	BGT	BIT	BTZ	BGT	BIT
	Net Realized Gain (Loss) from			Net Change in Unrealized Appreciation (Depreciation) on
Interest rate contracts:
Financial futures contracts	$2,008,768	—	$(1,638,229)	$(4,319,793)	—	$148,735
Swaps	(2,248,281)	—	(100,149)	(6,729,690)	—	27,619
Options[3]	556,668	—	(12,758)	(2,254,962)	—	(1,401)
Foreign currency exchange contracts :
Foreign currency transactions/ translations	—	$2,130,645	3,479,397	—	$(404,735)	(1,399,705)
Credit contracts :
Swaps	(378,670)	—	65,028	114,821	—	182,683
Equity contracts :
Options[3]	—	—	—	80,904	—	—

Total	$(61,515)	$2,130,645	$1,793,289	$(13,108,720)	$(404,735)	$(1,042,069)

[3]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments.

For the six months ended April 30, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BTZ	BGT	BIT
Financial futures contracts:
Average notional value of contracts — long	$346,380,364	—	$5,707,953
Average notional value of contracts — short	$1,017,256,297	—	$126,196,876
Forward foreign currency exchange contracts:
Average amounts purchased in USD	$—	$9,996,073	$56,950,000
Average amounts sold in USD	$—	$349,664	$16,945,199
Options:
Average value of option contracts purchased	$629,563	—	$2,803
Average value of option contracts written	$116,738	—	$4,219
Average notional value of swaption contracts purchased	$296,450,000	—	—
Average notional value of swaption contracts written	$406,600,000	—	—
Credit default swaps:
Average notional value — buy protection	$84,262,362	—	$2,065,420
Average notional value — sell protection	$51,556,350	—	$10,438,500
Interest rate swaps:
Average notional value — pays fixed rate	$255,555,000	—	$1,991,709
Average notional value — receives fixed rate	$23,600,000	—	$9,260,846

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Trust. For OTC options purchased, each Trust bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Trust should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform.

With exchange-traded options purchased, futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

In order to better define their contractual rights and to secure rights that will help the Trusts mitigate their counterparty risk, the Trusts may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Trust may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of

70	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Trusts’ net assets decline by a stated percentage or the Trusts fail to meet the terms of its ISDA Master Agreements. The result would cause the Trusts to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.

Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Trusts. Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the Trusts and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Trusts from their counterparties are not fully collateralized, the Trusts bear the risk of loss from counterparty non-performance. Likewise, to the extent the Trusts have delivered collateral to a counterparty and stands ready to perform under the terms of their agreement with such counterparty, the Trusts bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Trusts do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

As of April 30, 2015, the Trusts’ derivative assets and liabilities (by type) are as follows:

	BTZ		BGT		BIT
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$509,179	$443,193	—	—	$64,218	$2,844
Forward foreign currency exchange contracts	—	—	$3,592	$217,236	333,940	1,702,671
Options[1]	4,565,541	807,635	—	—	5,381	8,363
Swaps — Centrally cleared	180,347	—	—	—	4,213	—
Swaps — OTC[2]	1,385,013	2,061,556	—	—	1,289,699	560,964

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$6,640,080	$3,312,384	$3,592	$217,236	$1,697,451	$2,274,842

Derivatives not subject to an master netting agreement of similar agreement (“MNA”)	(1,598,439)	(506,868)	—	—	(73,812)	(11,207)

Total derivative assets and liabilities subject to an MNA	$5,041,641	$2,805,516	$3,592	$217,236	$1,623,639	$2,263,635

[1]	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedules of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

As of April 30, 2015, the following tables present the Trusts’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

BTZ
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,4]
Barclays Bank PLC	$543,137	$(55,536)	—	—	$487,601
Citibank N.A.	263	—	—	—	263
Credit Suisse International	871,370	(509,676)	—	—	361,694
Deutsche Bank AG	1,839,975	(826,463)	—	—	1,013,512
Goldman Sachs Bank USA	286,841	(286,841)	—	—	—
Goldman Sachs International	176,719	(176,719)	—	—	—
JPMorgan Chase Bank N.A.	1,216,360	(743,960)	—	$(472,400)	—
Morgan Stanley Capital Services LLC	391	(237)	—	—	154
Royal Bank of Scotland PLC	68,135	(68,135)	—	—	—
UBS AG	38,450	(23,196)	—	—	15,254

Total	$5,041,641	$(2,690,763)	—	$(472,400)	$1,878,478

SEMI-ANNUAL REPORT	APRIL 30, 2015	71

Notes to Financial Statements (continued)

BTZ
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[6]
Barclays Bank PLC	$55,536	$(55,536)	—	—	—
Credit Suisse International	509,676	(509,676)	—	—	—
Deutsche Bank AG	826,463	(826,463)	—	—	—
Goldman Sachs Bank USA	324,239	(286,841)	—	—	$37,398
Goldman Sachs International	198,417	(176,719)	—	—	21,698
JPMorgan Chase Bank N.A.	743,960	(743,960)	—	—	—
Morgan Stanley Capital Services LLC	237	(237)	—	—	—
Royal Bank of Scotland PLC	123,792	(68,135)	—	—	55,657
UBS AG	23,196	(23,196)	—	—	—

Total	$2,805,516	$(2,690,763)	—	—	$114,753

BGT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[3]
JPMorgan Chase Bank N.A.	$3,592	—	—	—	$3,592

BGT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[6]
Barclays Bank PLC	$73,244	—	—	—	$73,244
Royal Bank of Canada	26,815	—	—	—	26,815
UBS AG	117,177	—	—	—	117,177

Total	$217,236	—	—	—	$217,236

BIT
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received[2]	Net Amount of Derivative Assets[3,4]
Bank of America N.A.	$1,243,216	$(494,390)	—	$(660,000)	$88,826
BNP Paribas S.A.	30,974	(14,958)	—	—	16,016
Citibank N.A.	139,121	(114,686)	—	—	24,435
Credit Suisse International	2	(2)	—	—	—
Deutsche Bank AG	78,132	(78,132)	—	—	—
Goldman Sachs International	74,313	(74,313)	—	—	—
HSBC Bank PLC	2,361	(1,934)	—	—	427
JPMorgan Chase Bank N.A.	29,225	(3,983)	—	—	25,242
Morgan Stanley Capital Services LLC	1,724	(1,724)	—	—	—
Royal Bank of Scotland PLC	7,793	(7,793)	—	—	—
Standard Chartered Bank	757	(757)	—	—	—
State Street Bank and Trust Co.	1,947	—	—	—	1,947
UBS AG	14,074	(14,074)	—	—	—

Total	$1,623,639	$(806,746)	—	$(660,000)	$156,893

72	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

BIT
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[6]
Bank of America N.A.	$494,390	$(494,390)	—	—	—
Barclays Bank PLC	1,101,112	—	—	—	$1,101,112
BNP Paribas S.A.	14,958	(14,958)	—	—	—
Citibank N.A.	114,686	(114,686)	—	—	—
Credit Suisse International	7,615	(2)	—	—	7,613
Deutsche Bank AG	106,960	(78,132)	—	—	28,828
Goldman Sachs International	115,828	(74,313)	—	—	41,515
HSBC Bank PLC	1,934	(1,934)	—	—	—
JPMorgan Chase Bank N.A.	3,983	(3,983)	—	—	—
Morgan Stanley Capital Services LLC	13,453	(1,724)	—	—	11,729
Royal Bank of Scotland PLC	22,585	(7,793)	—	—	14,792
Standard Chartered Bank	1,439	(757)	—	—	682
UBS AG	264,692	(14,074)	—	—	250,618

Total	$2,263,635	$(806,746)	—	—	$1,456,889

[1]	The amount of derivatives available for offset is limited to the amount of the assets and/or liabilities that are subject to an MNA.

[2]	Excess of the collateral received from the individual counterparty is not shown for financial reporting purposes.

[3]	Net amount represents the net amount receivable from the counterparty in the event of default.

[4]

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statement of Assets and Liabilities.

[5]	Excess of the collateral pledge to the individual counterparty is not shown for financial reporting purposes.

[6]	Net amount represents the net amount payable due to the counterparty in the event of default.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Each Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Trust. For such services, each Trust pays the Manager a monthly fee based on a percentage of BTZ’s and BGT’s average weekly (average daily for BIT’s) net assets (including any assets attributable to borrowings) at the following annual rates:

BTZ	0.62%
BGT	0.75%
BIT	0.80%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any. These amounts are shown as fees waived by the Manager in the Statements of Operations.

The Manager provided investment management and other services to the Taxable Subsidiary. The Manager did not receive separate compensation from the Taxable Subsidiary for providing investment management or administrative services. However, BGT paid the Manager based on BGT’s net assets, which included the assets of the Taxable Subsidiary.

The Manager entered into a sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”), an affiliate of the Manager, to serve as sub-advisor for BIT. The Manager pays BRS, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by BIT to the Manager.

Certain officers and/or Trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Trusts may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended April 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
BIT	—	$24,861

SEMI-ANNUAL REPORT	APRIL 30, 2015	73

Notes to Financial Statements (continued)

6. Purchases and Sales:

For the six months ended April 30, 2015, purchases and sales of investments, including paydowns and excluding short-term securities and U.S. government securities were as follows:

Purchases	BTZ	BGT	BIT
Non-U.S. Government Securities	$190,005,929	$99,712,970	$87,222,213
U.S. Government Securities	43,126,409	—	—

Total Purchases	$233,132,338	$99,712,970	$87,222,213

Sales	BTZ	BGT	BIT
Non-U.S. Government Securities (includes paydowns)	$228,888,829	$105,209,102	$181,843,956
U.S. Government Securities	4,780,419	—	—

Total Sales	$233,669,248	$105,209,102	$181,843,956

7. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to RICs, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiary.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on BTZ’s and BGT’s U.S. federal tax returns remains open for each of the four years ended October 31, 2014. The statute of limitations on BIT’s U.S. federal tax returns remains open for the period ended October 31, 2013 and the year ended October 31, 2014. The statutes of limitations on the Trusts’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of April 30, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of October 31, 2014, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,	BTZ	BGT
2015	$56,798,160	—
2016	121,634,930	$14,130,109
2017	158,120,431	45,385,443
2018	31,756,723	16,526,601
2019	10,353,275	409,424

Total	$378,663,519	$76,451,577

As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BTZ	BGT	BIT
Tax cost	$2,261,432,911	$492,655,434	$1,307,399,056

Gross unrealized appreciation	$166,119,099	$4,501,332	$38,783,178
Gross unrealized depreciation	(25,578,420)	(6,876,219)	(13,553,173)

Net unrealized appreciation (depreciation)	$140,540,679	$(2,374,887)	$25,230,005

8. Borrowings:

BGT is party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to BGT. As of April 30, 2015, BGT has not received any notice to terminate. BGT has granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts of $172,000,000.

Advances will be made by SSB to BGT, at BGT’s option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

74	SEMI-ANNUAL REPORT	APRIL 30, 2015

Notes to Financial Statements (continued)

In addition, BGT pays a facility fee and utilization fee (based on the daily unused portion of the commitments). The commitment fees are waived if the BGT meets certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs, if any. Advances to BGT as of April 30, 2015 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended April 30, 2015, the average amount of bank borrowings and daily weighted average interest rates for BGT with loans under the revolving credit agreements, were $139,773,481 and 0.94%, respectively.

9. Principal Risks:

In the normal course of business, the Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trusts; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity with which the Trusts have unsettled or open transactions may fail to or be unable to perform on its commitments. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of April 30, 2015, BIT invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

10. Capital Share Transactions:

The Trusts are each authorized to issue an unlimited number of $0.001 par value shares, which may be issued as either Common Shares or Preferred Shares.

Common Shares

Shares issued and outstanding remained constant during the six months ended April 30, 2015 and year ended October 31, 2014 for each Trust.

For BIT, at April 30, 2015, 6,964 shares were owned by affiliates.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

Each Trust paid a net investment income dividend in the following amounts per share on May 29, 2015 shareholders of record on May 15, 2015:

Common Dividend Per Share
BTZ	$0.0805
BGT	$0.0653
BIT	$0.1167

Additionally, the Trusts declared a net investment income dividend on June 1, 2015 payable to Common Shareholders of record on June 15, 2015 for the same amounts noted above.

SEMI-ANNUAL REPORT	APRIL 30, 2015	75

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Trustees of the Trusts. Effective December 31, 2014, Barbara G. Novick and John M. Perlowski were appointed to serve as Trustees of the Trusts.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

Sub-Advisor BlackRock (Singapore) Limited[1] 079912 Singapore	Transfer Agent Common Shares Computershare Trust Company, N.A. Canton, MA 02021	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116

[1]	For BIT.

76	SEMI-ANNUAL REPORT	APRIL 30, 2015

Additional Information

Trust Certification

Each Trust is listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of their chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The portion of distributions that exceeds a Trust’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Trust’s taxable income and net capital gains, but not in excess of a Trust’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your share holder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

SEMI-ANNUAL REPORT	APRIL 30, 2015	77

Additional Information (continued)

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notice

These amounts and sources of distributions reported are estimates and are provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on the tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes. Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at http://www.blackrock.com.

April 30, 2015

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BTZ	$0.483000	—	—	$0.483000	100%	0%	0%	100%
BIT	$0.784200	—	—	$0.784200	100%	0%	0%	100%

The Trusts estimate that they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trusts are returned to the shareholder. A return of capital does not necessarily reflect the Trusts’ investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trusts’ net asset value per share.

78	SEMI-ANNUAL REPORT	APRIL 30, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	APRIL 30, 2015	79

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risk for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CE-CAFRI-3-4/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date:	July 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date:	July 1, 2015

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